UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09303 & 811-09923

Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

(Exact name of registrant as specified in charter)

470 Park Avenue South

New York, NY 10016
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC

615 E. Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

1-646-495-7333

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)

The Internet Fund
Advisor Class A | KINAX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about The Internet Fund (the “Fund”) for the period of  January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$98	1.92%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$347,803,703
Number of Holdings	36
Portfolio Turnover	35%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(%)
Finance and Insurance	61.1%
Utilities	19.2%
Professional, Scientific, and Technical Services	2.7%
Real Estate and Rental and Leasing	1.2%
Manufacturing	0.9%
Administrative and Support and Waste Management and Remediation Services	0.8%
Information	0.8%
Management of Companies and Enterprises	0.2%
Communications	0.2%
Cash & Other	12.9%

Top 10 Issuers	(%)
Grayscale Bitcoin Trust ETF	52.2%
Texas Pacific Land Corp.	19.2%
Grayscale Bitcoin Mini Trust ETF	5.9%
CACI International, Inc.	2.7%
OTC Markets Group, Inc. - Class A	2.0%
Landbridge Co. LLC	1.2%
Galaxy Digital, Inc.	0.9%
Miami International Holdings Inc.	0.9%
Mastercard, Inc.	0.8%
SB Technology, Inc.	0.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Internet Fund	PAGE 1	TSR-SAR-494613862

The Internet Fund
Advisor Class C | KINCX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about The Internet Fund (the “Fund”) for the period of  January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$124	2.42%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$347,803,703
Number of Holdings	36
Portfolio Turnover	35%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(%)
Finance and Insurance	61.1%
Utilities	19.2%
Professional, Scientific, and Technical Services	2.7%
Real Estate and Rental and Leasing	1.2%
Manufacturing	0.9%
Administrative and Support and Waste Management and Remediation Services	0.8%
Information	0.8%
Management of Companies and Enterprises	0.2%
Communications	0.2%
Cash & Other	12.9%

Top 10 Issuers	(%)
Grayscale Bitcoin Trust ETF	52.2%
Texas Pacific Land Corp.	19.2%
Grayscale Bitcoin Mini Trust ETF	5.9%
CACI International, Inc.	2.7%
OTC Markets Group, Inc. - Class A	2.0%
Landbridge Co. LLC	1.2%
Galaxy Digital, Inc.	0.9%
Miami International Holdings Inc.	0.9%
Mastercard, Inc.	0.8%
SB Technology, Inc.	0.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Internet Fund	PAGE 1	TSR-SAR-494613763

The Internet Fund
No Load Class | WWWFX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about The Internet Fund (the “Fund”) for the period of  January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$86	1.67%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$347,803,703
Number of Holdings	36
Portfolio Turnover	35%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(%)
Finance and Insurance	61.1%
Utilities	19.2%
Professional, Scientific, and Technical Services	2.7%
Real Estate and Rental and Leasing	1.2%
Manufacturing	0.9%
Administrative and Support and Waste Management and Remediation Services	0.8%
Information	0.8%
Management of Companies and Enterprises	0.2%
Communications	0.2%
Cash & Other	12.9%

Top 10 Issuers	(%)
Grayscale Bitcoin Trust ETF	52.2%
Texas Pacific Land Corp.	19.2%
Grayscale Bitcoin Mini Trust ETF	5.9%
CACI International, Inc.	2.7%
OTC Markets Group, Inc. - Class A	2.0%
Landbridge Co. LLC	1.2%
Galaxy Digital, Inc.	0.9%
Miami International Holdings Inc.	0.9%
Mastercard, Inc.	0.8%
SB Technology, Inc.	0.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Internet Fund	PAGE 1	TSR-SAR-460953102

The Global Fund
Advisor Class A | KGLAX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about The Global Fund (the “Fund”) for the period of  January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$84	1.64%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$69,847,321
Number of Holdings	73
Portfolio Turnover	5%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(%)
Finance and Insurance	23.7%
Utilities	13.1%
Management of Companies and Enterprises	12.0%
Financials	7.9%
Real Estate and Rental and Leasing	4.1%
Communications	3.7%
Mining, Quarrying, and Oil and Gas Extraction	2.6%
Wholesale Trade	2.6%
Manufacturing	1.8%
Cash & Other	28.5%

Top 10 Issuers	(%)
Grayscale Bitcoin Trust ETF	18.6%
Texas Pacific Land Corp.	13.1%
Fairfax India Holdings Corp.	4.1%
Hawaiian Electric Industries, Inc.	3.9%
White Mountains Insurance Group Ltd.	3.7%
Landbridge Co. LLC	3.3%
Hellenic Exchanges - Athens Stock Exchange SA	3.1%
Investor AB	2.8%
Wheaton Precious Metals Corp.	2.6%
Grayscale Bitcoin Mini Trust ETF	2.1%

Top Ten Countries	(%)
United States	51.8%
Canada	11.3%
Japan	3.8%
Greece	3.1%
Sweden	2.9%
United Kingdom	0.7%
Germany	0.3%
Netherlands	0.3%
Cayman Islands	0.2%
Cash & Other	25.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
The Global Fund	PAGE 1	TSR-SAR-494613631

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Global Fund	PAGE 2	TSR-SAR-494613631

The Global Fund
Advisor Class C | KGLCX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about The Global Fund (the “Fund”) for the period of  January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$110	2.14%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$69,847,321
Number of Holdings	73
Portfolio Turnover	5%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(%)
Finance and Insurance	23.7%
Utilities	13.1%
Management of Companies and Enterprises	12.0%
Financials	7.9%
Real Estate and Rental and Leasing	4.1%
Communications	3.7%
Mining, Quarrying, and Oil and Gas Extraction	2.6%
Wholesale Trade	2.6%
Manufacturing	1.8%
Cash & Other	28.5%

Top 10 Issuers	(%)
Grayscale Bitcoin Trust ETF	18.6%
Texas Pacific Land Corp.	13.1%
Fairfax India Holdings Corp.	4.1%
Hawaiian Electric Industries, Inc.	3.9%
White Mountains Insurance Group Ltd.	3.7%
Landbridge Co. LLC	3.3%
Hellenic Exchanges - Athens Stock Exchange SA	3.1%
Investor AB	2.8%
Wheaton Precious Metals Corp.	2.6%
Grayscale Bitcoin Mini Trust ETF	2.1%

Top Ten Countries	(%)
United States	51.8%
Canada	11.3%
Japan	3.8%
Greece	3.1%
Sweden	2.9%
United Kingdom	0.7%
Germany	0.3%
Netherlands	0.3%
Cayman Islands	0.2%
Cash & Other	25.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
The Global Fund	PAGE 1	TSR-SAR-494613623

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Global Fund	PAGE 2	TSR-SAR-494613623

The Global Fund
No Load Class | WWWEX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about The Global Fund (the “Fund”) for the period of  January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$72	1.39%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$69,847,321
Number of Holdings	73
Portfolio Turnover	5%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(%)
Finance and Insurance	23.7%
Utilities	13.1%
Management of Companies and Enterprises	12.0%
Financials	7.9%
Real Estate and Rental and Leasing	4.1%
Communications	3.7%
Mining, Quarrying, and Oil and Gas Extraction	2.6%
Wholesale Trade	2.6%
Manufacturing	1.8%
Cash & Other	28.5%

Top 10 Issuers	(%)
Grayscale Bitcoin Trust ETF	18.6%
Texas Pacific Land Corp.	13.1%
Fairfax India Holdings Corp.	4.1%
Hawaiian Electric Industries, Inc.	3.9%
White Mountains Insurance Group Ltd.	3.7%
Landbridge Co. LLC	3.3%
Hellenic Exchanges - Athens Stock Exchange SA	3.1%
Investor AB	2.8%
Wheaton Precious Metals Corp.	2.6%
Grayscale Bitcoin Mini Trust ETF	2.1%

Top Ten Countries	(%)
United States	51.8%
Canada	11.3%
Japan	3.8%
Greece	3.1%
Sweden	2.9%
United Kingdom	0.7%
Germany	0.3%
Netherlands	0.3%
Cayman Islands	0.2%
Cash & Other	25.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
The Global Fund	PAGE 1	TSR-SAR-494613805

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Global Fund	PAGE 2	TSR-SAR-494613805

The Paradigm Fund
Advisor Class A | KNPAX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about The Paradigm Fund (the “Fund”) for the period of  January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$94	1.89%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,292,628,455
Number of Holdings	60
Portfolio Turnover	0%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(%)
Utilities	63.6%
Finance and Insurance	19.2%
Real Estate and Rental and Leasing	4.9%
Administrative and Support and Waste Management and Remediation Services	2.6%
Management of Companies and Enterprises	2.1%
Mining, Quarrying, and Oil and Gas Extraction	1.9%
Construction	1.2%
Professional, Scientific, and Technical Services	1.0%
Accommodation and Food Services	0.7%
Cash & Other	2.8%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	63.6%
Grayscale Bitcoin Trust ETF	12.2%
Landbridge Co. LLC	4.6%
Brookfield Corp.	3.0%
Live Nation Entertainment, Inc.	2.4%
Franco-Nevada Corp.	1.8%
Hawaiian Electric Industries, Inc.	1.4%
Grayscale Bitcoin Mini Trust ETF	1.4%
Howard Hughes Holdings, Inc.	1.2%
Cboe Global Markets, Inc.	1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Paradigm Fund	PAGE 1	TSR-SAR-494613854

The Paradigm Fund
Advisor Class C | KNPCX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about The Paradigm Fund (the “Fund”) for the period of  January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$119	2.39%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,292,628,455
Number of Holdings	60
Portfolio Turnover	0%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(%)
Utilities	63.6%
Finance and Insurance	19.2%
Real Estate and Rental and Leasing	4.9%
Administrative and Support and Waste Management and Remediation Services	2.6%
Management of Companies and Enterprises	2.1%
Mining, Quarrying, and Oil and Gas Extraction	1.9%
Construction	1.2%
Professional, Scientific, and Technical Services	1.0%
Accommodation and Food Services	0.7%
Cash & Other	2.8%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	63.6%
Grayscale Bitcoin Trust ETF	12.2%
Landbridge Co. LLC	4.6%
Brookfield Corp.	3.0%
Live Nation Entertainment, Inc.	2.4%
Franco-Nevada Corp.	1.8%
Hawaiian Electric Industries, Inc.	1.4%
Grayscale Bitcoin Mini Trust ETF	1.4%
Howard Hughes Holdings, Inc.	1.2%
Cboe Global Markets, Inc.	1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Paradigm Fund	PAGE 1	TSR-SAR-494613821

The Paradigm Fund
Institutional Class | KNPYX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about The Paradigm Fund (the “Fund”) for the period of  January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$72	1.44%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,292,628,455
Number of Holdings	60
Portfolio Turnover	0%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(%)
Utilities	63.6%
Finance and Insurance	19.2%
Real Estate and Rental and Leasing	4.9%
Administrative and Support and Waste Management and Remediation Services	2.6%
Management of Companies and Enterprises	2.1%
Mining, Quarrying, and Oil and Gas Extraction	1.9%
Construction	1.2%
Professional, Scientific, and Technical Services	1.0%
Accommodation and Food Services	0.7%
Cash & Other	2.8%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	63.6%
Grayscale Bitcoin Trust ETF	12.2%
Landbridge Co. LLC	4.6%
Brookfield Corp.	3.0%
Live Nation Entertainment, Inc.	2.4%
Franco-Nevada Corp.	1.8%
Hawaiian Electric Industries, Inc.	1.4%
Grayscale Bitcoin Mini Trust ETF	1.4%
Howard Hughes Holdings, Inc.	1.2%
Cboe Global Markets, Inc.	1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Paradigm Fund	PAGE 1	TSR-SAR-494613797

The Paradigm Fund
No Load Class | WWNPX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about The Paradigm Fund (the “Fund”) for the period of  January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$82	1.64%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,292,628,455
Number of Holdings	60
Portfolio Turnover	0%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(%)
Utilities	63.6%
Finance and Insurance	19.2%
Real Estate and Rental and Leasing	4.9%
Administrative and Support and Waste Management and Remediation Services	2.6%
Management of Companies and Enterprises	2.1%
Mining, Quarrying, and Oil and Gas Extraction	1.9%
Construction	1.2%
Professional, Scientific, and Technical Services	1.0%
Accommodation and Food Services	0.7%
Cash & Other	2.8%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	63.6%
Grayscale Bitcoin Trust ETF	12.2%
Landbridge Co. LLC	4.6%
Brookfield Corp.	3.0%
Live Nation Entertainment, Inc.	2.4%
Franco-Nevada Corp.	1.8%
Hawaiian Electric Industries, Inc.	1.4%
Grayscale Bitcoin Mini Trust ETF	1.4%
Howard Hughes Holdings, Inc.	1.2%
Cboe Global Markets, Inc.	1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Paradigm Fund	PAGE 1	TSR-SAR-494613607

The Small Cap Opportunities Fund
Advisor Class A | KSOAX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about The Small Cap Opportunities Fund (the “Fund”) for the period of  January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$94	1.89%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$518,601,440
Number of Holdings	63
Portfolio Turnover	0%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(%)
Utilities	45.7%
Finance and Insurance	7.1%
Real Estate and Rental and Leasing	5.3%
Management of Companies and Enterprises	5.3%
Professional, Scientific, and Technical Services	5.1%
Accommodation and Food Services	2.9%
Manufacturing	2.2%
Real Estate	2.0%
Transportation and Warehousing	1.6%
Cash & Other	22.8%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	45.7%
Landbridge Co. LLC	5.1%
Grayscale Bitcoin Trust ETF	4.9%
CACI International, Inc.	4.6%
Hawaiian Electric Industries, Inc.	4.1%
Civeo Corp.	2.5%
DREAM Unlimited Corp.	2.0%
Carnival Corp.	1.6%
Associated Capital Group, Inc.	1.4%
Interparfums, Inc.	1.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Small Cap Opportunities Fund	PAGE 1	TSR-SAR-494613839

The Small Cap Opportunities Fund
Advisor Class C | KSOCX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about The Small Cap Opportunities Fund (the “Fund”) for the period of  January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$119	2.39%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$518,601,440
Number of Holdings	63
Portfolio Turnover	0%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(%)
Utilities	45.7%
Finance and Insurance	7.1%
Real Estate and Rental and Leasing	5.3%
Management of Companies and Enterprises	5.3%
Professional, Scientific, and Technical Services	5.1%
Accommodation and Food Services	2.9%
Manufacturing	2.2%
Real Estate	2.0%
Transportation and Warehousing	1.6%
Cash & Other	22.8%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	45.7%
Landbridge Co. LLC	5.1%
Grayscale Bitcoin Trust ETF	4.9%
CACI International, Inc.	4.6%
Hawaiian Electric Industries, Inc.	4.1%
Civeo Corp.	2.5%
DREAM Unlimited Corp.	2.0%
Carnival Corp.	1.6%
Associated Capital Group, Inc.	1.4%
Interparfums, Inc.	1.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Small Cap Opportunities Fund	PAGE 1	TSR-SAR-494613748

The Small Cap Opportunities Fund
Institutional Class | KSCYX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about The Small Cap Opportunities Fund (the “Fund”) for the period of  January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$72	1.44%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$518,601,440
Number of Holdings	63
Portfolio Turnover	0%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(%)
Utilities	45.7%
Finance and Insurance	7.1%
Real Estate and Rental and Leasing	5.3%
Management of Companies and Enterprises	5.3%
Professional, Scientific, and Technical Services	5.1%
Accommodation and Food Services	2.9%
Manufacturing	2.2%
Real Estate	2.0%
Transportation and Warehousing	1.6%
Cash & Other	22.8%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	45.7%
Landbridge Co. LLC	5.1%
Grayscale Bitcoin Trust ETF	4.9%
CACI International, Inc.	4.6%
Hawaiian Electric Industries, Inc.	4.1%
Civeo Corp.	2.5%
DREAM Unlimited Corp.	2.0%
Carnival Corp.	1.6%
Associated Capital Group, Inc.	1.4%
Interparfums, Inc.	1.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Small Cap Opportunities Fund	PAGE 1	TSR-SAR-494613813

The Small Cap Opportunities Fund
No Load Class | KSCOX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about The Small Cap Opportunities Fund (the “Fund”) for the period of  January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$82	1.64%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$518,601,440
Number of Holdings	63
Portfolio Turnover	0%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(%)
Utilities	45.7%
Finance and Insurance	7.1%
Real Estate and Rental and Leasing	5.3%
Management of Companies and Enterprises	5.3%
Professional, Scientific, and Technical Services	5.1%
Accommodation and Food Services	2.9%
Manufacturing	2.2%
Real Estate	2.0%
Transportation and Warehousing	1.6%
Cash & Other	22.8%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	45.7%
Landbridge Co. LLC	5.1%
Grayscale Bitcoin Trust ETF	4.9%
CACI International, Inc.	4.6%
Hawaiian Electric Industries, Inc.	4.1%
Civeo Corp.	2.5%
DREAM Unlimited Corp.	2.0%
Carnival Corp.	1.6%
Associated Capital Group, Inc.	1.4%
Interparfums, Inc.	1.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Small Cap Opportunities Fund	PAGE 1	TSR-SAR-494613706

The Market Opportunities Fund
Advisor Class A | KMKAX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about The Market Opportunities Fund (the “Fund”) for the period of  January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$84	1.65%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$306,024,142
Number of Holdings	75
Portfolio Turnover	4%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(%)
Utilities	37.6%
Finance and Insurance	22.6%
Management of Companies and Enterprises	7.2%
Real Estate and Rental and Leasing	3.9%
Financials	3.5%
Mining, Quarrying, and Oil and Gas Extraction	1.3%
Wholesale Trade	0.9%
Manufacturing	0.8%
Administrative and Support and Waste Management and Remediation Services	0.8%
Cash & Other	21.4%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	37.6%
Grayscale Bitcoin Trust ETF	16.6%
Hawaiian Electric Industries, Inc.	5.6%
Landbridge Co. LLC	3.4%
Grayscale Bitcoin Mini Trust ETF	1.9%
Partners Value Investments LP	1.7%
White Mountains Insurance Group Ltd.	1.1%
Associated Capital Group, Inc.	0.9%
Wheaton Precious Metals Corp.	0.9%
Galaxy Digital, Inc.	0.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Market Opportunities Fund	PAGE 1	TSR-SAR-494613771

The Market Opportunities Fund
Advisor Class C | KMKCX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about The Market Opportunities Fund (the “Fund”) for the period of  January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$110	2.15%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$306,024,142
Number of Holdings	75
Portfolio Turnover	4%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(%)
Utilities	37.6%
Finance and Insurance	22.6%
Management of Companies and Enterprises	7.2%
Real Estate and Rental and Leasing	3.9%
Financials	3.5%
Mining, Quarrying, and Oil and Gas Extraction	1.3%
Wholesale Trade	0.9%
Manufacturing	0.8%
Administrative and Support and Waste Management and Remediation Services	0.8%
Cash & Other	21.4%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	37.6%
Grayscale Bitcoin Trust ETF	16.6%
Hawaiian Electric Industries, Inc.	5.6%
Landbridge Co. LLC	3.4%
Grayscale Bitcoin Mini Trust ETF	1.9%
Partners Value Investments LP	1.7%
White Mountains Insurance Group Ltd.	1.1%
Associated Capital Group, Inc.	0.9%
Wheaton Precious Metals Corp.	0.9%
Galaxy Digital, Inc.	0.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Market Opportunities Fund	PAGE 1	TSR-SAR-494613730

The Market Opportunities Fund
Institutional Class | KMKYX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about The Market Opportunities Fund (the “Fund”) for the period of  January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$61	1.20%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$306,024,142
Number of Holdings	75
Portfolio Turnover	4%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(%)
Utilities	37.6%
Finance and Insurance	22.6%
Management of Companies and Enterprises	7.2%
Real Estate and Rental and Leasing	3.9%
Financials	3.5%
Mining, Quarrying, and Oil and Gas Extraction	1.3%
Wholesale Trade	0.9%
Manufacturing	0.8%
Administrative and Support and Waste Management and Remediation Services	0.8%
Cash & Other	21.4%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	37.6%
Grayscale Bitcoin Trust ETF	16.6%
Hawaiian Electric Industries, Inc.	5.6%
Landbridge Co. LLC	3.4%
Grayscale Bitcoin Mini Trust ETF	1.9%
Partners Value Investments LP	1.7%
White Mountains Insurance Group Ltd.	1.1%
Associated Capital Group, Inc.	0.9%
Wheaton Precious Metals Corp.	0.9%
Galaxy Digital, Inc.	0.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Market Opportunities Fund	PAGE 1	TSR-SAR-494613615

The Market Opportunities Fund
No Load Class | KMKNX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about The Market Opportunities Fund (the “Fund”) for the period of  January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$71	1.40%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$306,024,142
Number of Holdings	75
Portfolio Turnover	4%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(%)
Utilities	37.6%
Finance and Insurance	22.6%
Management of Companies and Enterprises	7.2%
Real Estate and Rental and Leasing	3.9%
Financials	3.5%
Mining, Quarrying, and Oil and Gas Extraction	1.3%
Wholesale Trade	0.9%
Manufacturing	0.8%
Administrative and Support and Waste Management and Remediation Services	0.8%
Cash & Other	21.4%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	37.6%
Grayscale Bitcoin Trust ETF	16.6%
Hawaiian Electric Industries, Inc.	5.6%
Landbridge Co. LLC	3.4%
Grayscale Bitcoin Mini Trust ETF	1.9%
Partners Value Investments LP	1.7%
White Mountains Insurance Group Ltd.	1.1%
Associated Capital Group, Inc.	0.9%
Wheaton Precious Metals Corp.	0.9%
Galaxy Digital, Inc.	0.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Market Opportunities Fund	PAGE 1	TSR-SAR-494613789

The Multi-Disciplinary Income Fund
No Load Class | KMDNX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about The Multi-Disciplinary Income Fund (the “Fund”) for the period of  January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$37	0.74%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$15,346,776
Number of Holdings	29
Portfolio Turnover	32%
Average Credit Quality	AAA
Effective Duration	2 Yrs
30-Day SEC Yield	5.91%
30-Day SEC Yield Unsubsidized	5.25%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(%)
Asset Backed Securities	91.4%
Cash & Other	8.6%

Top 10 Issuers	(%)
Brant Point Clo 2024-4 Ltd. AA tranche	6.5%
Cent CLO 2020-29A AA tranche	6.5%
Sound Point CLO Ltd. 2022-1A AA tranche	4.9%
Post CLO 2022-1A AA tranche	4.3%
Sound Point CLO Ltd. 2025-1RA AAA tranche	3.6%
Atlas Senior Loan Fund Ltd. 2019-14A AA tranche	3.3%
Fort Washington CLO 2019-1A AA tranche	3.3%
BlueMountain CLO Ltd. 2022-35A AA tranche	3.3%
Battery Park CLO 2022-1A AAA tranche	3.3%
Venture CDO Ltd. 2023-48A AA tranche	3.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
The Multi-Disciplinary Income Fund	PAGE 1	TSR-SAR-494613672

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Multi-Disciplinary Income Fund	PAGE 2	TSR-SAR-494613672

The Kinetics Spin-off and Corporate Restructuring Fund
Advisor Class A | LSHAX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about The Kinetics Spin-off and Corporate Restructuring Fund (the “Fund”) for the period of  January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$73	1.50%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$33,435,252
Number of Holdings	34
Portfolio Turnover	1%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(%)
Utilities	76.2%
Finance and Insurance	7.4%
Real Estate and Rental and Leasing	5.8%
Manufacturing	5.3%
Management of Companies and Enterprises	1.6%
Accommodation and Food Services	1.3%
Energy	0.6%
Mining, Quarrying, and Oil and Gas Extraction	0.1%
Financials	0.1%
Cash & Other	1.6%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	76.1%
Landbridge Co. LLC	5.8%
CSW Industrials, Inc.	4.6%
Associated Capital Group, Inc.	3.8%
GAMCO Investors, Inc.	2.8%
Civeo Corp.	1.2%
Hawaiian Electric Industries, Inc.	0.9%
Grayscale Bitcoin Mini Trust ETF	0.7%
PrairieSky Royalty Ltd.	0.6%
White Mountains Insurance Group Ltd.	0.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Kinetics Spin-off and Corporate Restructuring Fund	PAGE 1	TSR-SAR-494613557

The Kinetics Spin-off and Corporate Restructuring Fund
Advisor Class C | LSHCX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about The Kinetics Spin-off and Corporate Restructuring Fund (the “Fund”) for the period of  January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$109	2.25%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$33,435,252
Number of Holdings	34
Portfolio Turnover	1%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(%)
Utilities	76.2%
Finance and Insurance	7.4%
Real Estate and Rental and Leasing	5.8%
Manufacturing	5.3%
Management of Companies and Enterprises	1.6%
Accommodation and Food Services	1.3%
Energy	0.6%
Mining, Quarrying, and Oil and Gas Extraction	0.1%
Financials	0.1%
Cash & Other	1.6%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	76.1%
Landbridge Co. LLC	5.8%
CSW Industrials, Inc.	4.6%
Associated Capital Group, Inc.	3.8%
GAMCO Investors, Inc.	2.8%
Civeo Corp.	1.2%
Hawaiian Electric Industries, Inc.	0.9%
Grayscale Bitcoin Mini Trust ETF	0.7%
PrairieSky Royalty Ltd.	0.6%
White Mountains Insurance Group Ltd.	0.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Kinetics Spin-off and Corporate Restructuring Fund	PAGE 1	TSR-SAR-494613540

The Kinetics Spin-off and Corporate Restructuring Fund
Institutional Class | LSHUX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about The Kinetics Spin-off and Corporate Restructuring Fund (the “Fund”) for the period of  January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$61	1.25%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$33,435,252
Number of Holdings	34
Portfolio Turnover	1%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(%)
Utilities	76.2%
Finance and Insurance	7.4%
Real Estate and Rental and Leasing	5.8%
Manufacturing	5.3%
Management of Companies and Enterprises	1.6%
Accommodation and Food Services	1.3%
Energy	0.6%
Mining, Quarrying, and Oil and Gas Extraction	0.1%
Financials	0.1%
Cash & Other	1.6%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	76.1%
Landbridge Co. LLC	5.8%
CSW Industrials, Inc.	4.6%
Associated Capital Group, Inc.	3.8%
GAMCO Investors, Inc.	2.8%
Civeo Corp.	1.2%
Hawaiian Electric Industries, Inc.	0.9%
Grayscale Bitcoin Mini Trust ETF	0.7%
PrairieSky Royalty Ltd.	0.6%
White Mountains Insurance Group Ltd.	0.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Kinetics Spin-off and Corporate Restructuring Fund	PAGE 1	TSR-SAR-494613532

The Kinetics Spin-off and Corporate Restructuring Fund
No Load Class | LSHEX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about The Kinetics Spin-off and Corporate Restructuring Fund (the “Fund”) for the period of  January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$70	1.45%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$33,435,252
Number of Holdings	34
Portfolio Turnover	1%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(%)
Utilities	76.2%
Finance and Insurance	7.4%
Real Estate and Rental and Leasing	5.8%
Manufacturing	5.3%
Management of Companies and Enterprises	1.6%
Accommodation and Food Services	1.3%
Energy	0.6%
Mining, Quarrying, and Oil and Gas Extraction	0.1%
Financials	0.1%
Cash & Other	1.6%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	76.1%
Landbridge Co. LLC	5.8%
CSW Industrials, Inc.	4.6%
Associated Capital Group, Inc.	3.8%
GAMCO Investors, Inc.	2.8%
Civeo Corp.	1.2%
Hawaiian Electric Industries, Inc.	0.9%
Grayscale Bitcoin Mini Trust ETF	0.7%
PrairieSky Royalty Ltd.	0.6%
White Mountains Insurance Group Ltd.	0.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Kinetics Spin-off and Corporate Restructuring Fund	PAGE 1	TSR-SAR-494613524

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

KINETICS MUTUAL FUNDS, INC
The Internet Fund
The Global Fund
The Paradigm Fund
The Small Cap Opportunities Fund
The Market Opportunities Fund
The Multi-Disciplinary Income Fund
The Kinetics Spin-Off and Corporate Restructuring Fund
Semi-Annual Financial Statements and Other Important Information
June 30, 2025 (Unaudited)

Directory of Funds’ Service Providers	Back Cover

KINETICS MUTUAL FUNDS, INC. – The Funds
The Kinetics Spin-Off and Corporate Restructuring Fund
Consolidated Portfolio of Investments - June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.9%
Accommodation - 1.3%
Civeo Corp.	18,000	$415,620
Broadcasting (except Internet) - 0.2%
Atlanta Braves Holdings, Inc. - Class C(a)	1,694	79,228
Chemical Manufacturing - 0.2%
Prestige Consumer Healthcare, Inc.(a)	797	63,640
Diversified Real Estate Activities - 0.6%
PrairieSky Royalty Ltd.	12,000	208,144
Electric Power Generation, Transmission and Distribution - 0.1%
GE Vernova, Inc.	25	13,229
Funds, Trusts, and Other Financial Vehicles - 0.0%(b)
Mesabi Trust	550	13,178
Insurance Carriers - 0.0%(b)
Fairfax Financial Holdings Limited	2	3,613
Machinery Manufacturing - 0.1%
General Electric Co.	100	25,739
Management of Companies and Enterprises - 5.2%
Associated Capital Group, Inc. - Class A	34,300	1,286,250
Fairfax India Holdings Corp.(a)(c)	2,800	52,052
Hawaiian Electric Industries, Inc.(a)	27,000	287,010
Valterra Platinum Ltd. - ADR	22	163
White Mountains Insurance Group Ltd.	58	104,152
		1,729,627
Media - 0.0%(b)
Toei Animation Co. Ltd.	200	4,562
Mining (except Oil and Gas) - 0.0%(b)
Knife River Corp.(a)	100	8,164
Miscellaneous Manufacturing - 4.6%
CSW Industrials, Inc.	5,400	1,548,882
Nonmetallic Mineral Mining and Quarrying - 0.0%(b)
Anglo American PLC - ADR	63	929
Nonmetallic Mineral Product Manufacturing - 0.2%
Eagle Materials, Inc.	342	69,122
Offices of Real Estate Agents and Brokers - 5.8%
Landbridge Co. LLC - Class A	28,670	1,937,519

	Shares	Value
Oil and Gas Extraction - 76.1%(d)
Texas Pacific Land Corp.(e)	24,073	$25,430,477
Other Financial Investment Activities - 2.8%
GAMCO Investors, Inc. - Class A	39,000	941,850
Seaport Entertainment Group, Inc.(a)	188	3,506
		945,356
Other Investment Pools and Funds - 0.1%
Urbana Corp.	6,234	28,749
Urbana Corp. - Class A	1,600	7,473
		36,222
Pharmaceutical and Medicine Manufacturing - 0.2%
Galaxy Digital, Inc. - Class A(a)	3,600	78,840
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.0%(b)
Brookfield Corp.	36	2,227
Support Activities for Mining - 0.1%
Aris Water Solutions, Inc. - Class A	744	17,596
Liberty Energy, Inc.	972	11,158
		28,754
Technology Services and Software - 0.3%
SB Technology, Inc.(a)(f)	5,811	100,007
TOTAL COMMON STOCKS (Cost $4,502,751)		32,743,079
UNIT INVESTMENT TRUSTS - 0.8%
Grayscale Bitcoin Cash Trust(a)	6,073	23,442
Grayscale Bitcoin Mini Trust ETF(a)	4,836	230,919
Grayscale Bitcoin Trust ETF(a)	60	5,090
Grayscale Litecoin Trust(a)	24	159
TOTAL UNIT INVESTMENT TRUSTS (Cost $210,891)		259,610
EXCHANGE TRADED FUNDS - 0.0%(b)
iShares Bitcoin Trust ETF(a)	146	8,937
TOTAL EXCHANGE TRADED FUNDS (Cost $5,256)		8,937
TOTAL INVESTMENTS - 98.7% (Cost $4,718,898)		$33,011,626
Money Market Deposit Account - 1.1%(g)		377,855
Other Assets in Excess of Liabilities - 0.2%		45,771
TOTAL NET ASSETS - 100.0%		$33,435,252

The accompanying notes are an integral part of these financial statements.

1

KINETICS MUTUAL FUNDS, INC. – The Funds
The Kinetics Spin-Off and Corporate Restructuring Fund
Consolidated Portfolio of Investments - June 30, 2025 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $52,052 or 0.2% of the Fund’s net assets.

(d)
To the extent that the Fund maintains significant investments in issuers in a particular industry or sector of the economy, its performance and risks will be especially sensitive to developments affecting that industry or sector.

(e)
Investments in this security exceeds 25% of the Fund’s net assets. Additional information about the issuer of this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(f)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $100,007 or 0.3% of net assets as of June 30, 2025.

(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA bears interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.24%.

The accompanying notes are an integral part of these financial statements.

2

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
STATEMENTS OF ASSETS & LIABILITIES
June 30, 2025 (Unaudited)

	The Internet Fund	The Global Fund
ASSETS:
Investments in the Master Portfolio, at value*	$347,906,081	$69,827,363
Receivable from Adviser	—	30,868
Receivable for Fund shares sold	218,231	174,801
Prepaid expenses and other assets	37,041	33,824
Total assets	348,161,353	70,066,856
LIABILITIES:
Payable for Master Portfolio interest purchased	139,876	25,687
Payable to Directors	4,846	908
Payable to Chief Compliance Officer	239	39
Payable for Fund shares repurchased	78,355	149,114
Payable for shareholder servicing fees	70,930	14,023
Payable for distribution fees	23,251	17,944
Accrued expenses and other liabilities	40,153	11,820
Total liabilities	357,650	219,535
NET ASSETS	$ 347,803,703	$69,847,321
Net Assets Consist of:
Paid in capital	$89,929,266	$43,016,995
Accumulated earnings	257,874,437	26,830,326
Net assets	$347,803,703	$69,847,321
Calculation of Net Asset Value Per Share - No Load Class:
Net Assets	$340,084,909	$60,179,436
Shares outstanding	3,100,063	3,496,920
Net asset value per share (offering price and redemption price)	$109.70	$17.21
Calculation of Net Asset Value Per Share - Advisor Class A:
Net Assets	$4,328,003	$3,753,060
Shares outstanding	43,833	219,958
Net asset value per share (redemption price)	$98.74	$17.06
Offering price per share ($98.74 divided by .9425 and $17.06 divided by .9425)	$104.76	$18.10
Calculation of Net Asset Value Per Share - Advisor Class C:
Net Assets	$3,390,791	$5,914,825
Shares outstanding	42,329	377,164
Net asset value per share (offering price and redemption price)	$80.10	$15.68

*
Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The accompanying notes are an integral part of these financial statements.

3

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
STATEMENTS OF ASSETS & LIABILITIES
June 30, 2025 (Unaudited)(Continued)

	The Paradigm Fund	The Small Cap Opportunities Fund
ASSETS:
Investments in the Master Portfolio, at value*	$1,293,157,191	$518,712,475
Receivable from Adviser	11,394	30,614
Receivable for Master Portfolio interest sold	2,469,572	—
Receivable for Fund shares sold	503,162	1,317,902
Prepaid expenses and other assets	92,834	58,034
Total assets	1,296,234,153	520,119,025
LIABILITIES:
Payable for Master Portfolio interest purchased	—	173,484
Payable to Directors	21,369	7,913
Payable to Chief Compliance Officer	1,065	387
Payable for Fund shares repurchased	2,972,734	1,144,417
Payable for shareholder servicing fees	221,106	89,869
Payable for distribution fees	256,810	50,757
Accrued expenses and other liabilities	132,614	50,758
Total liabilities	3,605,698	1,517,585
NET ASSETS	$1,292,628,455	$518,601,440
Net Assets Consist of:
Paid in capital	$152,024,684	$222,283,111
Accumulated earnings	1,140,603,771	296,318,329
Net assets	$1,292,628,455	$518,601,440
Calculation of Net Asset Value Per Share - No Load Class:
Net Assets	$641,820,871	$371,522,624
Shares outstanding	4,764,437	2,166,587
Net asset value per share (offering price and redemption price)	$134.71	$171.48
Calculation of Net Asset Value Per Share - Advisor Class A:
Net Assets	$248,682,222	$24,963,599
Shares outstanding	1,948,356	152,223
Net asset value per share (redemption price)	$127.64	$163.99
Offering price per share ($127.64 divided by .9425 and $163.99 divided by .9425)	$135.43	$173.99
Calculation of Net Asset Value Per Share - Advisor Class C:
Net Assets	$82,053,568	$11,424,022
Shares outstanding	725,592	74,649
Net asset value per share (offering price and redemption price)	$113.08	$153.04
Calculation of Net Asset Value Per Share - Institutional Class:
Net Assets	$320,071,794	$110,691,195
Shares outstanding	2,340,471	628,828
Net asset value per share (offering price and redemption price)	$136.76	$176.03

*
Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The accompanying notes are an integral part of these financial statements.

4

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
STATEMENTS OF ASSETS & LIABILITIES
June 30, 2025 (Unaudited)(Continued)

	The Market Opportunities Fund	The Multi-Disciplinary Income Fund
ASSETS:
Investments in the Master Portfolio, at value*	$306,010,832	$15,355,656
Receivable from Adviser	83,279	—
Receivable for Master Portfolio interest sold	4,797,846	—
Receivable for Fund shares sold	1,207,438	—
Prepaid expenses and other assets	60,894	11,468
Total assets	312,160,289	15,367,124
LIABILITIES:
Payable to Directors	4,925	210
Payable to Chief Compliance Officer	209	10
Payable for Fund shares repurchased	6,005,284	—
Payable for shareholder servicing fees	64,000	2,966
Payable for distribution fees	32,578	11,984
Accrued expenses and other liabilities	29,151	5,178
Total liabilities	6,136,147	20,348
NET ASSETS	$306,024,142	$15,346,776
Net Assets Consist of:
Paid in capital	$128,479,856	$20,753,977
Accumulated earnings	177,544,286	(5,407,201)
Net assets	$306,024,142	$15,346,776
Calculation of Net Asset Value Per Share - No Load Class:
Net Assets	$236,151,560	$15,346,776
Shares outstanding	2,917,422	1,543,098
Net asset value per share (offering price and redemption price)	$80.95	$9.95
Calculation of Net Asset Value Per Share - Advisor Class A:
Net Assets	$20,461,307	N/A
Shares outstanding	257,721	N/A
Net asset value per share (redemption price)	$79.39	N/A
Offering price per share ($79.39 divided by .9425)	$84.23	N/A
Calculation of Net Asset Value Per Share - Advisor Class C:
Net Assets	$13,239,422	N/A
Shares outstanding	176,290	N/A
Net asset value per share (offering price and redemption price)	$75.10	N/A
Calculation of Net Asset Value Per Share - Institutional Class:
Net Assets	$36,171,853	N/A
Shares outstanding	438,927	N/A
Net asset value per share (offering price and redemption price)	$82.41	N/A

*
Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The accompanying notes are an integral part of these financial statements.

5

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
STATEMENTS OF ASSETS & LIABILITIES
June 30, 2025 (Unaudited)(Continued)

The Kinetics Spin-off and Corporate Restructuring Fund (Consolidated)
ASSETS:
Investments, at value(1)	$33,011,626
Cash	377,855
Receivable for investments sold	75,693
Receivable for Fund shares sold	125
Dividends and interest receivable	5,589
Prepaid expenses and other assets	40,822
Total assets	33,511,710
LIABILITIES:
Payable to Adviser	29,441
Payable to Directors	604
Payable to Chief Compliance Officer	34
Payable to custodian	1,723
Payable for Fund shares repurchased	9,037
Payable for shareholder servicing fees	3,199
Payable for distribution fees	16,816
Accrued expenses and other liabilities	15,604
Total liabilities	76,458
NET ASSETS	$33,435,252
(1) Cost of investments	4,718,898
Net Assets Consist of:
Paid in capital	$4,060,122
Accumulated earnings	29,375,130
Net assets	$33,435,252
Calculation of Net Asset Value Per Share - No Load Class:
Net Assets	$247,085
Shares outstanding	7,599
Net asset value per share (offering price and redemption price)	$32.52
Calculation of Net Asset Value Per Share - Advisor Class A:
Net Assets	$9,338,582
Shares outstanding	303,546
Net asset value per share (redemption price)	$30.76
Offering price per share ($30.76 divided by .9425)	$32.64
Calculation of Net Asset Value Per Share - Advisor Class C:
Net Assets	$252,213
Shares outstanding	9,153
Net asset value per share (offering price and redemption price)	$27.56
Calculation of Net Asset Value Per Share - Institutional Class:
Net Assets	$23,597,372
Shares outstanding	760,584
Net asset value per share (offering price and redemption price)	$31.03

The accompanying notes are an integral part of these financial statements.

6

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Statements of Operations
For the Six Months Ended June 30, 2025 (Unaudited)

	The Internet Fund	The Global Fund
INVESTMENT GAIN (LOSS) ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$447,871	$310,201
Interest	855,521	376,713
Income from securities lending	87,259	9,127
Expenses allocated from Master Portfolio	(2,250,183)	(438,815)
Net investment income (loss) from Master Portfolio	(859,532)	257,226
EXPENSES:
Distribution fees - Advisor Class A (See Note 3)	5,052	3,973
Distribution fees - Advisor Class C (See Note 3)	14,134	24,246
Shareholder servicing fees - Advisor Class A (See Note 3)	5,052	3,973
Shareholder servicing fees - Advisor Class C (See Note 3)	4,711	8,082
Shareholder servicing fees - No Load Class (See Note 3)	412,815	66,181
Transfer agent fees and expenses	46,172	15,478
Reports to shareholders	11,256	2,558
Administration fees	38,594	8,009
Professional fees	4,978	466
Directors’ fees	9,569	1,713
Chief Compliance Officer fees	1,434	274
Registration fees	32,157	33,843
Fund accounting fees	6,714	1,165
Other expenses	3,814	482
Total expenses	596,452	170,443
Less, expense reimbursement	—	(146,051)
Net expenses	596,452	24,392
Net investment income (loss) from Master Portfolio	(1,455,984)	232,834
REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments and foreign currency	8,640,228	482,389
Net change in unrealized appreciation of:
Investments and foreign currency	15,918,389	2,799,360
Net gain on investments	24,558,617	3,281,749
Net increase in net assets resulting from operations	$23,102,633	$3,514,583
† Net of foreign taxes withheld of:	$120,124	$83,126

The accompanying notes are an integral part of these financial statements.

7

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Statements of Operations
For the Six Months Ended June 30, 2025 (Unaudited)(Continued)

	The Paradigm Fund	The Small Cap Opportunities Fund
INVESTMENT GAIN (LOSS) ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$3,625,631	$1,601,788
Interest	1,002,551	1,919,489
Income from securities lending	186,065	58,065
Expenses allocated from Master Portfolio	(9,619,678)	(3,575,019)
Net investment income (loss) from Master Portfolio	(4,805,431)	4,323
EXPENSES:
Distribution fees - Advisor Class A (See Note 3)	350,080	33,680
Distribution fees - Advisor Class C (See Note 3)	353,904	47,462
Shareholder servicing fees - Advisor Class A (See Note 3)	350,080	33,680
Shareholder servicing fees - Advisor Class C (See Note 3)	117,968	15,821
Shareholder servicing fees - No Load Class (See Note 3)	902,485	486,926
Shareholder servicing fees - Institutional Class (See Note 3)	358,909	110,275
Transfer agent fees and expenses	107,984	46,421
Reports to shareholders	24,317	14,578
Administration fees	172,198	61,827
Professional fees	28,621	10,233
Directors’ fees	40,859	15,035
Chief Compliance Officer fees	6,602	2,420
Registration fees	59,141	48,028
Fund accounting fees	28,994	10,466
Other expenses	14,672	5,290
Total expenses	2,916,814	942,142
Less, expense waiver for Institutional Class shareholder servicing fees	(269,182)	(82,706)
Less, expense reimbursement	(6,691)	(55,501)
Net expenses	2,640,941	803,935
Net investment loss	(7,446,372)	(799,612)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain (loss) on:
Investments and foreign currency	3,721,262	(596,840)
Net change in unrealized appreciation of:
Investments and foreign currency	1,731,498	585,231
Net gain (loss) on investments	5,452,760	(11,609)
Net decrease in net assets resulting from operations	$(1,993,612)	$(811,221)
† Net of foreign taxes withheld of:	$199,872	$198,146

The accompanying notes are an integral part of these financial statements.

8

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Statements of Operations
For the Six Months Ended June 30, 2025 (Unaudited)(Continued)

	The Market Opportunities Fund	The Multi-Disciplinary Income Fund
INVESTMENT GAIN (LOSS) ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$774,566	$—
Interest	1,584,452	453,627
Income from securities lending	43,346	—
Expenses allocated from Master Portfolio	(2,136,100)	(34,442)
Net investment income from Master Portfolio	266,264	419,185
EXPENSES:
Distribution fees - Advisor Class A (See Note 3)	27,381	—
Distribution fees - Advisor Class C (See Note 3)	57,293	—
Shareholder servicing fees - Advisor Class A (See Note 3)	27,381	—
Shareholder servicing fees - Advisor Class C (See Note 3)	19,098	—
Shareholder servicing fees - No Load Class (See Note 3)	294,182	18,144
Shareholder servicing fees - Institutional Class (See Note 3)	49,393	—
Transfer agent fees and expenses	31,776	5,760
Reports to shareholders	5,886	428
Administration fees	33,619	1,845
Professional fees	5,980	—
Directors’ fees	8,706	405
Chief Compliance Officer fees	1,376	50
Registration fees	46,509	13,257
Fund accounting fees	5,565	256
Other expenses	2,556	189
Total expenses	616,701	40,334
Less, expense waiver for Institutional Class shareholder servicing fees	(37,045)	—
Less, expense reimbursement	(427,025)	(17,938)
Net expenses	152,631	22,396
Net investment income	113,633	396,789
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain (loss) on:
Investments and foreign currency	3,403,841	(95)
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	2,584,482	(22,036)
Net gain (loss) on investments	5,988,323	(22,131)
Net increase in net assets resulting from operations	$6,101,956	$374,658
† Net of foreign taxes withheld of:	$133,721	$—

The accompanying notes are an integral part of these financial statements.

9

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Statements of Operations
For the Six Months Ended June 30, 2025 (Unaudited)(Continued)

The Kinetics Spin-off and Corporate Restructuring Fund (Consolidated)
INVESTMENT INCOME:
Dividends†	$106,655
Interest	28,028
Total investment income	134,683
EXPENSES:
Distribution fees - Advisor Class A (See Note 3)	14,877
Distribution fees - Advisor Class C (See Note 3)	1,094
Shareholder servicing fees - Advisor Class A (See Note 3)	14,877
Shareholder servicing fees - Advisor Class C (See Note 3)	365
Shareholder servicing fees - No Load Class (See Note 3)	331
Shareholder servicing fees - Institutional Class (See Note 3)	27,807
Transfer agent fees and expenses	18,312
Reports to shareholders	956
Administration fees	15,239
Professional fees	—
Directors’ fees	1,207
Chief Compliance Officer fees	186
Registration fees	28,405
Fund accounting fees	2,852
Investment advisory fees	201,325
Custodian fees and expenses	5,594
Other expenses	421
Total expenses	333,848
Less, expense waiver for Institutional Class shareholder servicing fees	(20,855)
Less, expense reimbursement	(44,736)
Net expenses	268,257
Net investment loss	(133,574)
REALIZED AND UNREALIZED GAN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on:
Investments and foreign currency	931,367
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	(2,261,495)
Net loss on investments	(1,330,128)
Net decrease in net assets resulting from operations	$(1,463,702)
† Net of foreign taxes withheld of:	$—

The accompanying notes are an integral part of these financial statements.

10

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Statements of Changes in Net Assets

	The Internet Fund		The Global Fund
	For the Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$(1,455,984)	$(352,409)	$232,834	$183,442
Net realized gain on sale of investments and foreign currency	8,640,228	2,252,945	482,389	411,112
Net change in unrealized appreciation of investments and foreign currency	15,918,389	141,485,777	2,799,360	14,608,888
Net increase in net assets resulting from operations	23,102,633	143,386,313	3,514,583	15,203,442
DISTRIBUTIONS TO SHAREHOLDERS:
No Load Class (See Note 5)	—	(2,995,678)	—	(390,102)
Advisor Class A (See Note 5)	—	(39,960)	—	(20,472)
Advisor Class C (See Note 5)	—	(50,656)	—	(24,781)
Total distributions to shareholders	—	(3,086,294)	—	(435,355)
CAPITAL SHARE TRANSACTIONS - NO LOAD CLASS:
Proceeds from shares sold	28,624,255	46,528,670	33,756,018	26,193,230
Redemption fees	23,735	73,966	20,399	24,137
Proceeds from shares issued to holders in reinvestment of dividends	—	2,857,824	—	375,413
Cost of shares redeemed	(34,562,216)	(48,713,578)	(16,457,347)	(9,068,243)
Net increase (decrease) in net assets resulting from capital share transactions	(5,914,226)	746,882	17,319,070	17,524,537
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS A:
Proceeds from shares sold	583,728	876,102	866,773	501,806
Redemption fees	288	953	1,226	2,143
Proceeds from shares issued to holders in reinvestment of dividends	—	37,549	—	18,689
Cost of shares redeemed	(457,717)	(1,180,960)	(101,266)	(166,019)
Net increase (decrease) in net assets resulting from capital share transactions	126,299	(266,356)	766,733	356,619
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS C:
Proceeds from shares sold	206,633	1,262,584	22,387	241,729
Redemption fees	278	890	2,575	5,954
Proceeds from shares issued to holders in reinvestment of dividends	—	43,306	—	21,486
Cost of shares redeemed	(1,069,159)	(759,591)	(1,393,762)	(1,226,667)
Net increase (decrease) in net assets resulting from capital share transactions	(862,248)	547,189	(1,368,800)	(957,498)
TOTAL INCREASE IN NET ASSETS:	16,452,458	141,327,734	20,231,586	31,691,745

The accompanying notes are an integral part of these financial statements.

11

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Statements of Changes in Net Assets(Continued)

	The Internet Fund		The Global Fund
	For the Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
NET ASSETS:
Beginning of period	331,351,245	190,023,511	49,615,735	17,923,990
End of period	$347,803,703	$331,351,245	$69,847,321	$49,615,735
CHANGES IN SHARES OUTSTANDING - NO LOAD CLASS:
Shares sold	273,574	552,482	1,989,165	1,885,199
Shares issued in reinvestments of dividends and distributions	—	27,757	—	23,390
Shares redeemed	(328,104)	(593,838)	(991,414)	(671,518)
Net increase (decrease) in shares outstanding	(54,530)	(13,599)	997,751	1,237,071
CHANGES IN SHARES OUTSTANDING - ADVISOR CLASS A:
Shares sold	6,174	11,392	52,751	40,860
Shares issued in reinvestments of dividends and distributions	—	405	—	1,173
Shares redeemed	(4,853)	(13,362)	(5,998)	(11,950)
Net increase (decrease) in shares outstanding	1,321	(1,565)	46,753	30,083
CHANGES IN SHARES OUTSTANDING - ADVISOR CLASS C:
Shares sold	2,594	22,017	1,420	21,188
Shares issued in reinvestments of dividends and distributions	—	574	—	1,463
Shares redeemed	(14,094)	(12,406)	(91,552)	(105,233)
Net increase (decrease) in shares outstanding	(11,500)	10,185	(90,132)	(82,582)

The accompanying notes are an integral part of these financial statements.

12

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Statements of Changes in Net Assets(Continued)

	The Paradigm Fund		The Small Cap Opportunities Fund
	For the Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$(7,446,372)	$(405,751)	$(799,612)	$2,269,328
Net realized gain (loss) on sale of investments and foreign currency	3,721,262	63,393,324	(596,840)	12,283,641
Net change in unrealized appreciation (depreciation) of investments and foreign currency	1,731,498	564,567,500	585,231	157,237,452
Net increase (decrease) in net assets resulting from operations	(1,993,612)	627,555,073	(811,221)	171,790,421
DISTRIBUTIONS TO SHAREHOLDERS:
No Load Class (See Note 5)	—	(17,505,444)	—	(11,698,430)
Advisor Class A (See Note 5)	—	(7,561,107)	—	(834,147)
Advisor Class C (See Note 5)	—	(2,991,483)	—	(411,553)
Institutional Class (See Note 5)	—	(9,634,516)	—	(3,243,686)
Total distributions to shareholders	—	(37,692,550)	—	(16,187,816)
CAPITAL SHARE TRANSACTIONS - NO LOAD CLASS:
Proceeds from shares sold	187,426,527	146,481,009	102,722,656	86,914,477
Redemption fees	217,426	176,250	86,653	105,506
Proceeds from shares issued to holders in reinvestment of dividends	—	16,903,620	—	11,358,942
Cost of shares redeemed	(147,506,665)	(163,192,540)	(66,978,853)	(78,238,146)
Net increase in net assets resulting from capital share transactions	40,137,288	368,339	35,830,456	20,140,779
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS A:
Proceeds from shares sold	10,606,737	16,263,157	2,539,003	1,486,866
Redemption fees	83,605	74,617	5,976	7,951
Proceeds from shares issued to holders in reinvestment of dividends	(130)	6,507,268	—	766,852
Cost of shares redeemed	(18,359,896)	(30,338,385)	(2,108,455)	(3,248,446)
Net increase (decrease) in net assets resulting from capital share transactions	(7,669,684)	(7,493,343)	436,524	(986,777)
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS C:
Proceeds from shares sold	3,453,701	3,033,051	254,883	684,542
Redemption fees	27,935	25,939	2,794	4,002
Proceeds from shares issued to holders in reinvestment of dividends	155	2,648,384	—	391,218
Cost of shares redeemed	(12,312,696)	(12,993,781)	(1,476,902)	(1,667,589)
Net decrease in net assets resulting from capital share transactions	(8,830,905)	(7,286,407)	(1,219,225)	(587,827)

The accompanying notes are an integral part of these financial statements.

13

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Statements of Changes in Net Assets(Continued)

	The Paradigm Fund		The Small Cap Opportunities Fund
	For the Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS:
Proceeds from shares sold	41,986,951	32,839,071	32,739,709	26,568,127
Redemption fees	107,240	93,986	24,459	27,723
Proceeds from shares issued to holders in reinvestment of dividends	—	9,227,333	—	3,158,502
Cost of shares redeemed	(45,313,560)	(105,011,272)	(13,820,729)	(22,966,384)
Net increase (decrease) in net assets resulting from capital share transactions	(3,219,369)	(62,850,882)	18,943,439	6,787,968
TOTAL INCREASE IN NET ASSETS:	18,423,718	512,600,230	53,179,973	180,956,748
NET ASSETS:
Beginning of period	1,274,204,737	761,604,507	465,421,467	284,464,719
End of period	$1,292,628,455	$1,274,204,737	$518,601,440	$465,421,467
CHANGES IN SHARES OUTSTANDING - NO LOAD CLASS:
Shares sold	1,238,331	1,085,072	551,287	512,083
Shares issued in reinvestments of dividends and distributions	—	125,949	—	66,802
Shares redeemed	(1,013,249)	(1,297,185)	(368,287)	(560,275)
Net increase (decrease) in shares outstanding	225,082	(86,164)	183,000	18,610
CHANGES IN SHARES OUTSTANDING - ADVISOR CLASS A:
Shares sold	73,772	173,507	14,380	11,066
Shares issued in reinvestments of dividends and distributions	—	51,105	—	4,710
Shares redeemed	(129,815)	(284,223)	(12,161)	(22,575)
Net increase (decrease) in shares outstanding	(56,043)	(59,611)	2,219	(6,799)
CHANGES IN SHARES OUTSTANDING - ADVISOR CLASS C:
Shares sold	26,853	25,145	1,552	4,473
Shares issued in reinvestments of dividends and distributions	—	23,421	—	2,568
Shares redeemed	(98,199)	(171,592)	(9,039)	(14,297)
Net decrease in shares outstanding	(71,346)	(123,026)	(7,487)	(7,256)
CHANGES IN SHARES OUTSTANDING - INSTITUTIONAL CLASS:
Shares sold	273,169	266,348	172,111	167,661
Shares issued in reinvestments of dividends and distributions	—	67,788	—	18,114
Shares redeemed	(303,909)	(963,052)	(72,326)	(176,421)
Net increase (decrease) in shares outstanding	(30,740)	(628,916)	99,785	9,354

The accompanying notes are an integral part of these financial statements.

14

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Statements of Changes in Net Assets(Continued)

	The Market Opportunities Fund		The Multi-Disciplinary Income Fund
	For the Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
OPERATIONS:
Net investment income	$113,633	$823,814	$396,789	$848,795
Net realized gain (loss) on sale of investments and foreign currency	3,403,841	1,152,184	(95)	212
Net change in unrealized appreciation (depreciation) of investments and foreign currency	2,584,482	99,556,362	(22,036)	33,159
Net increase in net assets resulting from operations	6,101,956	101,532,360	374,658	882,166
DISTRIBUTIONS TO SHAREHOLDERS:
No Load Class (See Note 5)	—	(1,298,731)	(438,928)	(831,330)
Advisor Class A (See Note 5)	—	(123,250)	N/A	N/A
Advisor Class C (See Note 5)	—	(38,806)	N/A	N/A
Institutional Class (See Note 5)	—	(263,024)	N/A	N/A
Total distributions to shareholders	—	(1,723,811)	(438,928)	(831,330)
CAPITAL SHARE TRANSACTIONS - NO LOAD CLASS:
Proceeds from shares sold	146,380,595	46,031,959	3,749,641	3,467,955
Redemption fees	118,492	53,472	—	—
Proceeds from shares issued to holders in reinvestment of dividends	—	1,293,531	230,296	359,382
Cost of shares redeemed	(75,730,351)	(48,192,222)	(1,974,880)	(2,593,080)
Net increase (decrease) in net assets resulting from capital share transactions	70,768,736	(813,260)	2,005,057	1,234,257
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS A:
Proceeds from shares sold	3,324,906	3,213,198	N/A	N/A
Redemption fees	10,555	6,056	N/A	N/A
Proceeds from shares issued to holders in reinvestment of dividends	—	111,117	N/A	N/A
Cost of shares redeemed	(2,654,171)	(1,724,261)	N/A	N/A
Net increase in net assets resulting from capital share transactions	681,290	1,606,110	N/A	N/A
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS C:
Proceeds from shares sold	469,039	155,821	N/A	N/A
Redemption fees	7,257	5,095	N/A	N/A
Proceeds from shares issued to holders in reinvestment of dividends	—	29,634	N/A	N/A
Cost of shares redeemed	(3,238,519)	(2,239,709)	N/A	N/A
Net decrease in net assets resulting from capital share transactions	(2,762,223)	(2,049,159)	N/A	N/A

The accompanying notes are an integral part of these financial statements.

15

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Statements of Changes in Net Assets(Continued)

	The Market Opportunities Fund		The Multi-Disciplinary Income Fund
	For the Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS:
Proceeds from shares sold	40,464,630	7,572,863	N/A	N/A
Redemption fees	25,428	9,672	N/A	N/A
Proceeds from shares issued to holders in reinvestment of dividends	—	243,680	N/A	N/A
Cost of shares redeemed	(32,640,086)	(14,184,723)	N/A	N/A
Net increase (decrease) in net assets resulting from capital share transactions	7,849,972	(6,358,508)	N/A	N/A
TOTAL INCREASE IN NET ASSETS:	82,639,731	92,193,732	1,940,787	1,285,093
NET ASSETS:
Beginning of period	223,384,411	131,190,679	13,405,989	12,120,896
End of period	$306,024,142	$223,384,411	$15,346,776	$13,405,989
CHANGES IN SHARES OUTSTANDING - NO LOAD CLASS:
Shares sold	1,731,114	658,930	373,537	344,908
Shares issued in reinvestments of dividends and distributions	—	16,869	23,169	36,149
Shares redeemed	(922,996)	(767,370)	(196,726)	(259,566)
Net increase (decrease) in shares outstanding	808,118	(91,571)	199,980	121,491
CHANGES IN SHARES OUTSTANDING - ADVISOR CLASS A:
Shares sold	39,749	55,945	N/A	N/A
Shares issued in reinvestments of dividends and distributions	—	1,476	N/A	N/A
Shares redeemed	(32,629)	(31,353)	N/A	N/A
Net increase in shares outstanding	7,120	26,068	N/A	N/A
CHANGES IN SHARES OUTSTANDING - ADVISOR CLASS C:
Shares sold	5,892	2,738	N/A	N/A
Shares issued in reinvestments of dividends and distributions	—	415	N/A	N/A
Shares redeemed	(41,193)	(44,310)	N/A	N/A
Net decrease in shares outstanding	(35,301)	(41,157)	N/A	N/A
CHANGES IN SHARES OUTSTANDING - INSTITUTIONAL CLASS:
Shares sold	467,944	121,491	N/A	N/A
Shares issued in reinvestments of dividends and distributions	—	3,125	N/A	N/A
Shares redeemed	(393,631)	(229,314)	N/A	N/A
Net increase (decrease) in shares outstanding	74,313	(104,698)	N/A	N/A

The accompanying notes are an integral part of these financial statements.

16

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Statements of Changes in Net Assets(Continued)

	The Kinetics Spin-off and Corporate Restructuring Fund (Consolidated)
	For the Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$(133,574)	$343,562
Net realized gain on sale of investments and foreign currency	931,367	1,640,709
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(2,261,495)	15,192,766
Net increase (decrease) in net assets resulting from operations	(1,463,702)	17,177,037
DISTRIBUTIONS TO SHAREHOLDERS:
No Load Class (See Note 5)	—	(9,975)
Advisor Class A (See Note 5)	—	(478,493)
Advisor Class C (See Note 5)	—	(11,130)
Institutional Class (See Note 5)	—	(1,210,270)
Total distributions to shareholders	—	(1,709,868)
CAPITAL SHARE TRANSACTIONS - NO LOAD CLASS:
Proceeds from shares sold	39,417	198,304
Redemption fees	449	11
Proceeds from shares issued to holders in reinvestment of dividends	—	9,848
Cost of shares redeemed	—	(17,500)
Net increase in net assets resulting from capital share transactions	39,866	190,663
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS A:
Proceeds from shares sold	1,373,096	3,241,621
Redemption fees	19,888	2,717
Proceeds from shares issued to holders in reinvestment of dividends	—	476,428
Cost of shares redeemed	(2,277,980)	(2,497,363)
Net increase (decrease) in net assets resulting from capital share transactions	(884,996)	1,223,403
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS C:
Proceeds from shares sold	—	159,120
Redemption fees	487	119
Proceeds from shares issued to holders in reinvestment of dividends	—	11,130
Cost of shares redeemed	—	(431,340)
Net increase (decrease) in net assets resulting from capital share transactions	487	(260,971)
CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS:
Proceeds from shares sold	4,514,916	2,184,900
Redemption fees	45,855	7,835
Proceeds from shares issued to holders in reinvestment of dividends	—	1,201,335
Cost of shares redeemed	(5,449,547)	(5,859,392)
Net decrease in net assets resulting from capital share transactions	(888,776)	(2,465,322)
TOTAL INCREASE (DECREASE) IN NET ASSETS:	(3,197,121)	14,154,942
NET ASSETS:
Beginning of period	36,632,373	22,477,431
End of period	$33,435,252	$36,632,373

The accompanying notes are an integral part of these financial statements.

17

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Statements of Changes in Net Assets(Continued)

	The Kinetics Spin-off and Corporate Restructuring Fund (Consolidated)
	For the Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
CHANGES IN SHARES OUTSTANDING - NO LOAD CLASS:
Shares sold	1,046	5,472
Shares issued in reinvestments of dividends and distributions	—	289
Shares redeemed	—	(684)
Net increase in shares outstanding	1,046	5,077
CHANGES IN SHARES OUTSTANDING - ADVISOR CLASS A:
Shares sold	37,142	88,676
Shares issued in reinvestments of dividends and distributions	—	14,796
Shares redeemed	(66,410)	(83,319)
Net increase (decrease) in shares outstanding	(29,268)	20,153
CHANGES IN SHARES OUTSTANDING - ADVISOR CLASS C:
Shares sold	—	5,965
Shares issued in reinvestments of dividends and distributions	—	385
Shares redeemed	—	(15,282)
Net decrease in shares outstanding	—	(8,932)
CHANGES IN SHARES OUTSTANDING - INSTITUTIONAL CLASS:
Shares sold	122,474	79,065
Shares issued in reinvestments of dividends and distributions	—	37,044
Shares redeemed	(149,294)	(211,895)
Net decrease in shares outstanding	(26,820)	(95,786)

The accompanying notes are an integral part of these financial statements.

18

The Internet Fund
Financial Highlights
No Load Class

	For the Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:(1)
Net asset value, beginning of period	$102.51	$58.64	$45.53	$60.64	$53.01	$33.89
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	(0.45)	(0.10)	0.40	(0.30)	(0.83)	(0.29)
Net realized and unrealized gain (loss) on investments	7.63	44.91	13.14	(14.44)	8.93	19.41
Total from investment operations	7.18	44.81	13.54	(14.74)	8.10	19.12
Redemption fees	0.01	0.02	0.01	0.01	0.05	0.00(3)
LESS DISTRIBUTIONS:
From net investment income	—	(0.21)	—	—	—	—
From net realized gains	—	(0.75)	(0.44)	(0.38)	(0.52)	—
Total distributions	—	(0.96)	(0.44)	(0.38)	(0.52)	—
Net asset value, end of period	$109.70	$102.51	$58.64	$45.53	$60.64	$53.01
Total return	7.01%(6)	76.44%	29.76%	(24.28)%	15.35%	56.42%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$340,085	$323,380	$185,790	$144,397	$226,228	$169,374
Ratio of operating expenses to average net assets:(4)	1.67%(7)	1.71%	1.75%	1.77%	1.71%	1.82%
Ratio of net investment income (loss) to average net assets:	(0.85)%(7)	(0.12)%	0.83%	(0.60)%	(1.29)%	(0.80)%
Portfolio turnover rate(5)	35%	43%	19%	19%	4%	1%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Internet Portfolio.
(6)	Not Annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

19

The Internet Fund
Financial Highlights
Advisor Class A

	For the Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:(1)
Net asset value, beginning of period	$ 92.38	$53.03	$41.31	$55.20	$48.42	$31.03
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	(0.52)	(0.27)	0.26	(0.39)	(0.91)	(0.35)
Net realized and unrealized gain (loss) on investments	6.87	40.56	11.89	(13.13)	8.17	17.74
Total from investment operations	6.35	40.29	12.15	(13.52)	7.26	17.39
Redemption fees	0.01	0.02	0.01	0.01	0.04	0.00(6)
LESS DISTRIBUTIONS:
From net investment income	—	(0.21)	—	—	—	—
From net realized gains	—	(0.75)	(0.44)	(0.38)	(0.52)	—
Total distributions	—	(0.96)	(0.44)	(0.38)	(0.52)	—
Net asset value, end of period	$ 98.74	$92.38	$53.03	$41.31	$55.20	$48.42
Total return	6.89%(7)	76.00%	29.43%	(24.47)%	15.06%	56.04%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$4,328	$3,927	$2,337	$2,302	$5,620	$2,864
Ratio of operating expenses to average net assets:(4)	1.92%(8)	1.96%	2.00%	2.02%	1.96%	2.07%
Ratio of net investment income (loss) to average net assets:	(1.10)%(8)	(0.37)%	0.58%	(0.85)%	(1.54)%	(1.05)%
Portfolio turnover rate(5)	35%	43%	19%	19%	4%	1%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Internet Portfolio.
(6)	Amount calculated is less than $0.005.
(7)	Not Annualized.
(8)	Annualized.
The accompanying notes are an integral part of these financial statements.

20

The Internet Fund
Financial Highlights
Advisor Class C

	For the Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:(1)
Net asset value, beginning of period	$ 75.13	$43.45	$34.07	$45.86	$40.49	$26.08
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	(0.62)	(0.53)	0.03	(0.51)	(1.00)	(0.43)
Net realized and unrealized gain (loss) on investments	5.58	33.15	9.79	(10.90)	6.85	14.84
Total from investment operations	4.96	32.62	9.82	(11.41)	5.85	14.41
Redemption fees	0.01	0.02	0.00(5)	0.00(5)	0.04	0.00(5)
LESS DISTRIBUTIONS:
From net investment income	—	(0.21)	—	—	—	—
From net realized gains	—	(0.75)	(0.44)	(0.38)	(0.52)	—
Total distributions	—	(0.96)	(0.44)	(0.38)	(0.52)	—
Net asset value, end of period	$ 80.10	$75.13	$43.45	$34.07	$45.86	$40.49
Total return	6.62%(6)	75.11%	28.82%	(24.87)%	14.52%	55.25%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$3,391	$4,044	$1,896	$1,247	$1,893	$1,560
Ratio of operating expenses to average net assets:(3)	2.42%(7)	2.46%	2.50%	2.52%	2.46%	2.57%
Ratio of net investment income (loss) to average net assets:	(1.60)%(7)	(0.87)%	0.08%	(1.35)%	(2.04)%	(1.55)%
Portfolio turnover rate(4)	35%	43%	19%	19%	4%	1%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(4)	Portfolio turnover of The Internet Portfolio.
(5)	Amount calculated is less than $0.005.
(6)	Not Annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

21

The Global Fund
Financial Highlights
No Load Class

	For the Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:(1)
Net asset value, beginning of period	$16.01	$9.39	$8.60	$9.33	$8.30	$6.64
Income from Investment Operations:
Net investment income (loss)(2)	0.07	0.10	0.15	0.02	(0.09)	(0.03)
Net realized and unrealized gain (loss) on investments	1.12	6.67	0.87	(0.62)	1.43	1.69
Total from investment operations	1.19	6.77	1.02	(0.60)	1.34	1.66
Redemption fees	0.01	0.01	0.00(3)	0.00(3)	0.01	0.00(3)
Less distributions:
From net investment income	—	(0.16)	(0.23)	—	(0.29)	—
From net realized gains	—	—	—	(0.13)	(0.03)	—
Total distributions	—	(0.16)	(0.23)	(0.13)	(0.32)	—
Net asset value, end of period	$17.21	$16.01	$9.39	$8.60	$9.33	$8.30
Total return	7.50%(6)	72.16%	11.89%	(6.46)%	16.32%	25.00%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$60,179	$40,018	$11,857	$21,052	$19,128	$13,904
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.86%(7)	2.04%	2.13%	2.07%	2.08%	2.45%
After expense reimbursement(4)	1.39%(7)	1.39%	1.39%	1.39%	1.39%	1.39%
Ratio of net investment income (loss) to average net assets:	0.83%(7)	0.78%	1.81%	0.25%	(0.90)%	(0.46)%
Portfolio turnover rate(5)	5%	34%	16%	57%	7%	8%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Global Portfolio.
(6)	Not Annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

22

The Global Fund
Financial Highlights
Advisor Class A

	For the Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:(1)
Net asset value, beginning of period	$ 15.90	$9.33	$8.55	$9.31	$8.23	$6.60
Income from Investment Operations:
Net investment income (loss)(2)	0.05	0.07	0.13	0.00(3)	(0.11)	(0.05)
Net realized and unrealized gain (loss) on investments	1.10	6.61	0.88	(0.63)	1.44	1.68
Total from investment operations	1.15	6.68	1.01	(0.63)	1.33	1.63
Redemption fees	0.01	0.01	0.00(3)	0.00(3)	0.00(3)	0.00(3)
Less distributions:
From net investment income	—	(0.12)	(0.23)	—	(0.22)	—
From net realized gains	—	—	—	(0.13)	(0.03)	—
Total distributions	—	(0.12)	(0.23)	(0.13)	(0.25)	—
Net asset value, end of period	$ 17.06	$15.90	$9.33	$8.55	$9.31	$8.23
Total return	7.30%(7)	71.69%	11.82%	(6.79)%	16.16%	24.70%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$3,753	$2,753	$1,335	$840	$595	$574
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.11%(8)	2.29%	2.38%	2.32%	2.33%	2.70%
After expense reimbursement(5)	1.64%(8)	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment income (loss) to average net assets:	0.58%(8)	0.52%	1.56%	0%	(1.15)%	(0.71)%
Portfolio turnover rate(6)	5%	34%	16%	57%	7%	8%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Global Portfolio.
(7)	Not Annualized.
(8)	Annualized.
The accompanying notes are an integral part of these financial statements.

23

The Global Fund
Financial Highlights
Advisor Class C

	For the Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:(1)
Net asset value, beginning of period	$ 14.65	$8.60	$7.89	$8.64	$7.67	$6.18
Income from Investment Operations:
Net investment income (loss)(2)	0.01	—	0.08	(0.04)	(0.15)	(0.07)
Net realized and unrealized gain (loss) on investments	1.01	6.09	0.80	(0.58)	1.33	1.56
Total from investment operations	1.02	6.09	0.88	(0.62)	1.18	1.49
Redemption fees	0.01	0.01	0.00(3)	0.00(3)	0.00(3)	0.00(3)
Less distributions:
From net investment income	—	(0.05)	(0.17)	—	(0.18)	—
From net realized gains	—	—	—	(0.13)	(0.03)	—
Total distributions	—	(0.05)	(0.17)	(0.13)	(0.21)	—
Net asset value, end of period	$ 15.68	$14.65	$8.60	$7.89	$8.64	$7.67
Total return	7.03%(6)	70.97%	11.18%	(7.21)%	15.44%	24.11%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$5,915	$6,844	$4,732	$6,574	$7,439	$5,982
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.61%(7)	2.79%	2.88%	2.82%	2.83%	3.20%
After expense reimbursement(4)	2.14%(7)	2.14%	2.14%	2.14%	2.14%	2.14%
Ratio of net investment income (loss) to average net assets:	0.08%(7)	0.03%	1.06%	(0.50)%	(1.65)%	(1.21)%
Portfolio turnover rate(5)	5%	34%	16%	57%	7%	8%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Global Portfolio.
(6)	Not Annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

24

The Paradigm Fund
Financial Highlights
No Load Class

	For the Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:(1)
Net asset value, beginning of period	$133.88	$73.13	$92.91	$73.37	$53.99	$53.38
Income from Investment Operations:
Net investment income (loss)(2)	(0.72)	0.01	(0.39)	(0.13)	(0.67)	0.19
Net realized and unrealized gain (loss) on investments	1.51	64.65	(15.26)	21.52	21.26	1.59
Total from investment operations	0.79	64.66	(15.65)	21.39	20.59	1.78
Redemption fees	0.04	0.04	0.00(3)	0.01	0.01	0.00(3)
Less distributions:
From net investment income	—	(0.09)	—	(0.01)	—	(0.18)
From net realized gains	—	(3.86)	(4.13)	(1.85)	(1.22)	(0.99)
Total distributions	—	(3.95)	(4.13)	(1.86)	(1.22)	(1.17)
Net asset value, end of period	$134.71	$133.88	$73.13	$92.91	$73.37	$53.99
Total return	0.62%(6)	88.47%	(16.89)%	29.17%	38.15%	3.32%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$641,821	$607,750	$338,263	$517,268	$368,383	$274,876
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.64%(7)	1.66%	1.68%	1.67%	1.68%	1.72%
After expense reimbursement(4)	1.64%(7)	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment income (loss) to average net assets:	(0.98)%(7)	0.01%	(0.51)%	(0.16)%	(0.88)%	0.42%
Portfolio turnover rate(5)	0%	2%	0%	0%	1%	1%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Paradigm Portfolio.
(6)	Not Annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

25

The Paradigm Fund
Financial Highlights
Advisor Class A

	For the Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:(1)
Net asset value, beginning of period	$127.01	$69.61	$88.90	$70.44	$51.99	$51.47
Income from Investment Operations:
Net investment income (loss)(2)	(0.86)	(0.24)	(0.56)	(0.31)	(0.83)	0.07
Net realized and unrealized gain (loss) on investments	1.45	61.46	(14.60)	20.62	20.49	1.51
Total from investment operations	0.59	61.22	(15.16)	20.31	19.66	1.58
Redemption fees	0.04	0.04	0.00(3)	0.00(3)	0.01	0.00(3)
Less distributions:
From net investment income	—	—	—	—	—	(0.07)
From net realized gains	—	(3.86)	(4.13)	(1.85)	(1.22)	(0.99)
Total distributions	—	(3.86)	(4.13)	(1.85)	(1.22)	(1.06)
Net asset value, end of period	$127.64	$127.01	$69.61	$88.90	$70.44	$51.99
Total return	0.50%(7)	88.00%	(17.10)%	28.86%	37.81%	3.05%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$248,682	$254,589	$143,676	$188,033	$155,850	$94,179
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.89%(8)	1.91%	1.93%	1.92%	1.93%	1.97%
After expense reimbursement(5)	1.89%(8)	1.89%	1.89%	1.89%	1.89%	1.89%
Ratio of net investment income (loss) to average net assets:	(1.23)%(8)	(0.24)%	(0.76)%	(0.41)%	(1.13)%	0.17%
Portfolio turnover rate(6)	0%	2%	0%	0%	1%	1%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Paradigm Portfolio.
(7)	Not Annualized.
(8)	Annualized.
The accompanying notes are an integral part of these financial statements.

26

The Paradigm Fund
Financial Highlights
Advisor Class C

	For the Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:(1)
Net asset value, beginning of period	$112.80	$62.36	$80.56	$64.28	$47.77	$47.54
Income from Investment Operations:
Net investment loss(2)	(1.08)	(0.64)	(0.83)	(0.63)	(1.08)	(0.14)
Net realized and unrealized gain (loss) on investments	1.32	54.91	(13.24)	18.76	18.80	1.36
Total from investment operations	0.24	54.27	(14.07)	18.13	17.72	1.22
Redemption fees	0.04	0.03	0.00(3)	0.00(3)	0.01	0.00(3)
Less distributions:
From net investment income	—	—	—	—	—	—
From net realized gains	—	(3.86)	(4.13)	(1.85)	(1.22)	(0.99)
Total distributions	—	(3.86)	(4.13)	(1.85)	(1.22)	(0.99)
Net asset value, end of period	$113.08	$112.80	$62.36	$80.56	$64.28	$47.77
Total return	0.26%(6)	87.06%	(17.52)%	28.22%	37.11%	2.56%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$82,054	$89,897	$57,370	$84,135	$71,947	$84,597
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.39%(7)	2.41%	2.43%	2.42%	2.43%	2.47%
After expense reimbursement(4)	2.39%(7)	2.39%	2.39%	2.39%	2.39%	2.39%
Ratio of net investment loss to average net assets:	(1.73)%(7)	(0.74)%	(1.26)%	(0.91)%	(1.63)%	(0.33)%
Portfolio turnover rate(5)	0%	2%	0%	0%	1%	1%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Paradigm Portfolio.
(6)	Not Annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

27

The Paradigm Fund
Financial Highlights
Institutional Class

	For the Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:(1)
Net asset value, beginning of period	$135.78	$74.10	$93.89	$74.09	$54.51	$53.87
Income from Investment Operations:
Net investment income (loss)(2)	(0.58)	0.22	(0.24)	0.03	(0.52)	0.28
Net realized and unrealized gain (loss) on investments	1.52	65.57	(15.42)	21.77	21.47	1.64
Total from investment operations	0.94	65.79	(15.66)	21.80	20.95	1.92
Redemption fees	0.04	0.04	0.00(3)	0.00(3)	0.01	0.00
Less distributions:
From net investment income	—	(0.29)	—	(0.15)	(0.16)	(0.29)
From net realized gains	—	(3.86)	(4.13)	(1.85)	(1.22)	(0.99)
Total distributions	—	(4.15)	(4.13)	(2.00)	(1.38)	(1.28)
Net asset value, end of period	$136.76	$135.78	$74.10	$93.89	$74.09	$54.51
Total return	0.72%(6)	88.83%	(16.73)%	29.43%	38.44%	3.55%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$320,072	$321,969	$222,295	$288,387	$229,996	$184,693
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.59%(7)	1.61%	1.63%	1.62%	1.63%	1.67%
After expense reimbursement(4)	1.44%(7)	1.44%	1.44%	1.44%	1.44%	1.44%
Ratio of net investment income (loss) to average net assets:	(0.78)%(7)	0.21%	(0.31)%	0.04%	(0.68)%	0.62%
Portfolio turnover rate(5)	0%	2%	0%	0%	1%	1%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Paradigm Portfolio.
(6)	Not Annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

28

The Small Cap Opportunities Fund
Financial Highlights
No Load Class

	For the Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:(1)
Net asset value, beginning of period	$169.66	$104.27	$130.35	$98.78	$66.81	$65.31
Income from Investment Operations:
Net investment income (loss)(2)	(0.28)	0.90	0.25	0.07	(0.91)	0.43
Net realized and unrealized gain (loss) on investments	2.06	70.50	(19.35)	31.47	34.48	1.07
Total from investment operations	1.78	71.40	(19.10)	31.54	33.57	1.50
Redemption fees	0.04	0.06	0.02	0.03	0.05	0.00(3)
Less distributions:
From net investment income	—	(2.94)	(1.30)	—	(1.65)	—
From net realized gains	—	(3.13)	(5.70)	—	—	—
Total distributions	—	(6.07)	(7.00)	—	(1.65)	—
Net asset value, end of period	$171.48	$169.66	$104.27	$130.35	$98.78	$66.81
Total return	1.07%(6)	68.52%	(14.69)%	31.96%	50.33%	2.30%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$371,523	$336,526	$204,889	$327,093	$195,631	$126,350
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.66%(7)	1.69%	1.72%	1.69%	1.70%	1.78%
After expense reimbursement(4)	1.64%(7)	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment income (loss) to average net assets:	(0.31)%(7)	0.65%	0.22%	0.07%	(0.93)%	0.78%
Portfolio turnover rate(5)	0%	6%	2%	6%	3%	0%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Small Cap Opportunities Portfolio.
(6)	Not Annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

29

The Small Cap Opportunities Fund
Financial Highlights
Advisor Class A

	For the Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:(1)
Net asset value, beginning of period	$ 162.45	$100.03	$125.37	$95.24	$64.41	$63.12
Income from Investment Operations:
Net investment income (loss)(2)	(0.49)	0.53	(0.03)	(0.20)	(1.12)	0.28
Net realized and unrealized gain (loss) on investments	1.99	67.55	(18.61)	30.30	33.24	1.01
Total from investment operations	1.50	68.08	(18.64)	30.10	32.12	1.29
Redemption fees	0.04	0.05	0.02	0.03	0.05	0.00(3)
Less distributions:
From net investment income	—	(2.58)	(1.02)	—	(1.34)	—
From net realized gains	—	(3.13)	(5.70)	—	—	—
Total distributions	—	(5.71)	(6.72)	—	(1.34)	—
Net asset value, end of period	$ 163.99	$162.45	$100.03	$125.37	$95.24	$64.41
Total return	0.95%(7)	68.10%	(14.91)%	31.64%	49.94%	2.04%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$24,964	$24,368	$15,685	$23,920	$14,755	$8,172
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.91%(8)	1.94%	1.97%	1.94%	1.95%	2.03%
After expense reimbursement(5)	1.89%(8)	1.89%	1.89%	1.89%	1.89%	1.89%
Ratio of net investment income (loss) to average net assets:	(0.56)%(8)	0.40%	(0.03)%	(0.18)%	(1.18)%	0.53%
Portfolio turnover rate(6)	0%	6%	2%	6%	3%	0%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Small Cap Opportunities Portfolio.
(7)	Not Annualized.
(8)	Annualized.
The accompanying notes are an integral part of these financial statements.

30

The Small Cap Opportunities Fund
Financial Highlights
Advisor Class C

	For the Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:(1)
Net asset value, beginning of period	$ 151.97	$93.93	$118.14	$90.20	$60.85	$59.93
Income from Investment Operations:
Net investment income (loss)(2)	(0.87)	(0.12)	(0.53)	(0.69)	(1.49)	0.02
Net realized and unrealized gain (loss) on investments	1.90	63.25	(17.53)	28.60	31.38	0.90
Total from investment operations	1.03	63.13	(18.06)	27.91	29.89	0.92
Redemption fees	0.04	0.05	0.02	0.03	0.05	0.00(3)
Less distributions:
From net investment income	—	(2.01)	(0.47)	—	(0.59)	—
From net realized gains	—	(3.13)	(5.70)	—	—	—
Total distributions	—	(5.14)	(6.17)	—	(0.59)	—
Net asset value, end of period	$ 153.04	$151.97	$93.93	$118.14	$90.20	$60.85
Total return	0.70%(6)	67.25%	(15.32)%	30.98%	49.20%	1.53%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$11,424	$12,482	$8,396	$12,234	$9,219	$8,684
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.41%(7)	2.44%	2.46%	2.44%	2.45%	2.53%
After expense reimbursement(4)	2.39%(7)	2.39%	2.39%	2.39%	2.39%	2.39%
Ratio of net investment income (loss) to average net assets:	(1.06)%(7)	(0.10)%	(0.53)%	(0.68)%	(1.68)%	0.03%
Portfolio turnover rate(5)	0%	6%	2%	6%	3%	0%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Small Cap Opportunities Portfolio.
(6)	Not Annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

31

The Small Cap Opportunities Fund
Financial Highlights
Institutional Class

	For the Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:(1)
Net asset value, beginning of period	$173.98	$106.78	$133.32	$100.83	$68.25	$66.58
Income from Investment Operations:
Net investment income (loss)(2)	(0.10)	1.21	0.48	0.31	(0.73)	0.55
Net realized and unrealized gain (loss) on investments	2.11	72.26	(19.78)	32.14	35.22	1.12
Total from investment operations	2.01	73.47	(19.30)	32.45	34.49	1.67
Redemption fees	0.04	0.06	0.02	0.04	0.06	0.00(3)
Less distributions:
From net investment income	—	(3.20)	(1.56)	—	(1.97)	—
From net realized gains	—	(3.13)	(5.70)	—	—	—
Total distributions	—	(6.33)	(7.26)	—	(1.97)	—
Net asset value, end of period	$176.03	$173.98	$106.78	$133.32	$100.83	$68.25
Total return	1.18%(6)	68.85%	(14.52)%	32.22%	50.62%	2.51%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$110,691	$92,045	$55,494	$95,963	$49,484	$35,118
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.61%(7)	1.64%	1.67%	1.64%	1.65%	1.73%
After expense reimbursement(4)	1.44%(7)	1.44%	1.44%	1.44%	1.44%	1.44%
Ratio of net investment income (loss) to average net assets:	(0.11)%(7)	0.85%	0.42%	0.27%	(0.73)%	0.98%
Portfolio turnover rate(5)	0%	6%	2%	6%	3%	0%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Small Cap Opportunities Portfolio.
(6)	Not Annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

32

The Market Opportunities Fund
Financial Highlights
No Load Class

	For the Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:(1)
Net asset value, beginning of period	$76.42	$41.85	$45.55	$40.16	$31.85	$26.71
Income from Investment Operations:
Net investment income (loss)(2)	0.04	0.31	0.36	0.07	(0.33)	0.10
Net realized and unrealized gain (loss) on investments	4.45	34.85	(3.70)	5.94	9.25	5.12
Total from investment operations	4.49	35.16	(3.34)	6.01	8.92	5.22
Redemption fees	0.04	0.03	0.00(3)	0.00(3)	0.02	0.00(3)
Less distributions:
From net investment income	—	(0.53)	(0.36)	(0.02)	(0.59)	(0.08)
From net realized gains	—	(0.09)	—	(0.60)	(0.04)	—
Total distributions	—	(0.62)	(0.36)	(0.62)	(0.63)	(0.08)
Net asset value, end of period	$80.95	$76.42	$41.85	$45.55	$40.16	$31.85
Total return	5.93%(6)	84.08%	(7.33)%	14.98%	28.04%	19.55%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$236,152	$161,183	$92,117	$96,190	$86,943	$66,570
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.67%(7)	1.72%	1.76%	1.76%	1.75%	1.85%
After expense reimbursement(4)	1.40%(7)	1.40%	1.40%	1.40%	1.40%	1.40%
Ratio of net investment income (loss) to average net assets:	0.09%(7)	0.53%	0.90%	0.18%	(0.79)%	0.40%
Portfolio turnover rate(5)	4%	7%	5%	13%	2%	2%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Market Opportunities Portfolio.
(6)	Not Annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

33

The Market Opportunities Fund
Financial Highlights
Advisor Class A

	For the Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:(1)
Net asset value, beginning of period	$75.04	$41.14	$44.81	$39.54	$31.36	$26.29
Income from Investment Operations:
Net investment income (loss)(2)	(0.06)	0.16	0.26	(0.03)	(0.43)	0.04
Net realized and unrealized gain (loss) on investments	4.37	34.20	(3.65)	5.83	9.10	5.04
Total from investment operations	4.31	34.36	(3.39)	5.80	8.67	5.08
Redemption fees	0.04	0.03	0.00(3)	0.00(3)	0.02	0.00(3)
Less distributions:
From net investment income	—	(0.40)	(0.28)	—	(0.47)	(0.01)
From net realized gains	—	(0.09)	—	(0.53)	(0.04)	—
Total distributions	—	(0.49)	(0.28)	(0.53)	(0.51)	(0.01)
Net asset value, end of period	$79.39	$75.04	$41.14	$44.81	$39.54	$31.36
Total return	5.80%(7)	83.60%	(7.56)%	14.69%	27.70%	19.31%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$20,461	$18,806	$9,238	$9,794	$8,786	$6,442
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.92%(8)	1.97%	2.01%	2.01%	2.00%	2.10%
After expense reimbursement(5)	1.65%(8)	1.65%	1.65%	1.65%	1.65%	1.65%
Ratio of net investment income (loss) to average net assets:	(0.16)%(8)	0.28%	0.65%	(0.07)%	(1.04)%	0.15%
Portfolio turnover rate(6)	4%	7%	5%	13%	2%	2%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Market Opportunities Portfolio.
(7)	Not Annualized.
(8)	Annualized.
The accompanying notes are an integral part of these financial statements.

34

The Market Opportunities Fund
Financial Highlights
Advisor Class C

	For the Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:(1)
Net asset value, beginning of period	$71.16	$39.06	$42.51	$37.72	$29.79	$25.10
Income from Investment Operations:
Net investment income (loss)(2)	(0.26)	(0.12)	0.06	(0.22)	(0.60)	(0.08)
Net realized and unrealized gain (loss) on investments	4.16	32.38	(3.46)	5.54	8.65	4.77
Total from investment operations	3.90	32.26	(3.40)	5.32	8.05	4.69
Redemption fees	0.04	0.02	0.00(5)	0.00(5)	0.02	0.00(5)
Less distributions:
From net investment income	—	(0.09)	(0.05)	—	(0.10)	—
From net realized gains	—	(0.09)	—	(0.53)	(0.04)	—
Total distributions	—	(0.18)	(0.05)	(0.53)	(0.14)	—
Net asset value, end of period	$75.10	$71.16	$39.06	$42.51	$37.72	$29.79
Total return	5.54%(6)	82.65%	(8.01)%	14.12%	27.06%	18.69%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$13,239	$15,057	$9,871	$12,610	$11,087	$9,392
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.42%(7)	2.47%	2.51%	2.51%	2.50%	2.60%
After expense reimbursement(3)	2.15%(7)	2.15%	2.15%	2.15%	2.15%	2.15%
Ratio of net investment income (loss) to average net assets:	(0.66)%(7)	(0.22)%	0.15%	(0.57)%	(1.54)%	(0.35)%
Portfolio turnover rate(4)	4%	7%	5%	13%	2%	2%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(4)	Portfolio turnover of The Market Opportunities Portfolio.
(5)	Amount calculated is less than $0.005.
(6)	Not Annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

35

The Market Opportunities Fund
Financial Highlights
Institutional Class

	For the Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:(1)
Net asset value, beginning of period	$77.72	$42.54	$46.29	$40.79	$32.34	$27.11
Income from Investment Operations:
Net investment income (loss)(2)	0.12	0.43	0.45	0.16	(0.25)	0.15
Net realized and unrealized gain (loss) on investments	4.53	35.45	(3.76)	6.04	9.39	5.22
Total from investment operations	4.65	35.88	(3.31)	6.20	9.14	5.37
Redemption fees	0.04	0.02	0.00(3)	0.00(3)	0.02	—
Less distributions:
From net investment income	—	(0.63)	(0.44)	(0.03)	(0.67)	(0.14)
From net realized gains	—	(0.09)	—	(0.67)	(0.04)	—
Total distributions	—	(0.72)	(0.44)	(0.70)	(0.71)	(0.14)
Net asset value, end of period	$82.41	$77.72	$42.54	$46.29	$40.79	$32.34
Total return	6.03%(6)	84.40%	(7.14)%	15.21%	28.31%	19.79%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$36,172	$28,338	$19,964	$21,577	$22,655	$14,260
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.62%(7)	1.67%	1.71%	1.71%	1.70%	1.80%
After expense reimbursement(3)	1.20%(7)	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income (loss) to average net assets:	0.29%(7)	0.73%	1.10%	0.38%	(0.59)%	0.60%
Portfolio turnover rate(4)	4%	7%	5%	13%	2%	2%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Market Opportunities Portfolio.
(6)	Not Annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

36

The Multi-Disciplinary Income Fund
Financial Highlights
No Load Class

	For the Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:(1)
Net asset value, beginning of period	$9.98	$9.92	$9.94	$10.40	$10.45	$10.95
Income from Investment Operations:
Net investment income(2)	0.27	0.65	0.49	0.21	0.18	0.33
Net realized and unrealized gain (loss) on investments	(0.01)	0.03	0.01	(0.45)	(0.07)	(0.50)
Total from investment operations	0.26	0.68	0.50	(0.24)	0.11	(0.17)
Redemption fees	0.00	0.00	0.00(3)	0.00(3)	0.01	0.00(3)
Less distributions:
From net investment income	(0.29)	(0.62)	(0.52)	(0.22)	(0.17)	(0.33)
Total distributions	(0.29)	(0.62)	(0.52)	(0.22)	(0.17)	(0.33)
Net asset value, end of period	$9.95	$9.98	$9.92	$9.94	$10.40	$10.45
Total return	2.66%(6)	7.05%	5.15%	(2.30)%	1.18%	(1.38)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$15,347	$13,406	$12,121	$16,325	$3,202	$3,698
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.03%(7)	1.17%	1.64%	2.30%	2.10%	2.13%
After expense reimbursement(4)	0.78%(7)	0.76%	1.03%(8)	1.49%	1.49%	1.49%
Ratio of net investment income to average net assets:	5.48%(7)	6.52%	4.94%	2.06%	1.72%	3.14%
Portfolio turnover rate(5)	32%	37%	37%	0%	0%	0%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Multi-Disciplinary Income Portfolio.
(6)	Not Annualized.
(7)	Annualized.
(8)	Effective April 30, 2023, the Adviser agreed to reduce the expense cap for the Multi-Disciplinary Income Fund from 1.49% to 0.74%.
The accompanying notes are an integral part of these financial statements.

37

The Spin-off Fund
Financial Highlights
No Load Class

	For the Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:(1)
Net asset value, beginning of period	$ 33.92	$19.46	$26.33	$19.20	$13.45	$12.83
Income from Investment Operations:
Net investment income (loss)(2)	(0.15)	0.32	0.03	0.08	(0.11)	0.10
Net realized and unrealized gain (loss) on investments	(1.31)	15.73	(5.17)	7.49	5.88	0.60
Total from investment operations	(1.46)	16.05	(5.14)	7.57	5.77	0.70
Redemption fees	0.06	0.01	0.01	0.00(3)	0.00(3)	—
Less distributions:
From net investment income	—	(0.40)	(0.03)	—	(0.02)	(0.08)
From net realized gains	—	(1.20)	(1.71)	(0.44)	—	—
Total distributions	—	(1.60)	(1.74)	(0.44)	(0.02)	(0.08)
Net asset value, end of period	$ 32.52	$33.92	$19.46	$26.33	$19.20	$13.45
Total return	(4.13)%(4)	82.47%	(19.59)%	39.43%	42.90%	5.44%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$247	$222	$29	$149	$125	$18
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.61%(5)	1.77%	1.83%	1.79%	1.84%	2.17%
After expense reimbursement(6)	1.45%(5)	1.45%	1.45%	1.45%	1.45%	1.45%
Ratio of net investment income (loss) to average net assets:	(0.78)%(5)	1.06%	0.15%	0.36%	(0.57)%	0.92%
Portfolio turnover rate	1%	6%	1%	4%	1%	0%

(1)	Information presented relates to a share of capital stock outstanding for each Year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
The accompanying notes are an integral part of these financial statements.

38

The Spin-off Fund
Financial Highlights
Advisor Class A

	For the Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:(1)
Net asset value, beginning of period	$ 32.10	$18.42	$25.05	$18.28	$12.82	$12.25
Income from Investment Operations:
Net investment income (loss)(2)	(0.15)	0.26	0.02	0.06	(0.12)	0.09
Net realized and unrealized gain (loss) on investments	(1.25)	14.91	(4.91)	7.15	5.60	0.55
Total from investment operations	(1.40)	15.17	(4.89)	7.21	5.48	0.64
Redemption fees	0.06	0.01	0.00(3)	0.00(3)	0.00(3)	—
Less distributions:
From net investment income	—	(0.30)	(0.03)	—	(0.02)	(0.07)
From net realized gains	—	(1.20)	(1.71)	(0.44)	—	—
Total distributions	—	(1.50)	(1.74)	(0.44)	(0.02)	(0.07)
Net asset value, end of period	$ 30.76	$32.10	$18.42	$25.05	$18.28	$12.82
Total return	(4.14)%(5)	82.36%	(19.63)%	39.45%	42.75%	5.21%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$9,339	$10,684	$5,758	$10,649	$5,869	$2,521
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.86%(6)	2.02%	2.08%	2.04%	2.09%	2.41%
After expense reimbursement(7)	1.50%(6)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets:	(0.83)%(6)	1.00%	0.09%	0.30%	(0.62)%	0.87%
Portfolio turnover rate	1%	6%	1%	4%	1%	0%

(1)	Information presented relates to a share of capital stock outstanding for each Year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
The accompanying notes are an integral part of these financial statements.

39

The Spin-off Fund
Financial Highlights
Advisor Class C

	For the Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:(1)
Net asset value, beginning of period	$ 28.86	$16.64	$23.01	$16.95	$11.98	$11.47
Income from Investment Operations:
Net investment income (loss)(2)	(0.25)	0.06	(0.13)	(0.08)	(0.23)	0.01
Net realized and unrealized gain (loss) on investments	(1.10)	13.42	(4.50)	6.58	5.23	0.50
Total from investment operations	(1.35)	13.48	(4.63)	6.50	5.00	0.51
Redemption fees	0.05	0.01	0.00(6)	0.00(6)	0.00(6)	—
Less distributions:
From net investment income	—	(0.07)	(0.03)	—	(0.03)	(0.00)(6)
From net realized gains	—	(1.20)	(1.71)	(0.44)	—	—
Total distributions	—	(1.27)	(1.74)	(0.44)	(0.03)	(0.00)(6)
Net asset value, end of period	$ 27.56	$28.86	$16.64	$23.01	$16.95	$11.98
Total return	(4.50)%(3)	81.04%	(20.24)%	38.36%	41.73%	4.47%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$252	$264	$301	$842	$940	$2,611
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.36%(4)	2.52%	2.58%	2.54%	2.59%	2.91%
After expense reimbursement(5)	2.25%(4)	2.25%	2.25%	2.25%	2.25%	2.25%
Ratio of net investment income (loss) to average net assets:	(1.58)%(4)	0.25%	(0.66)%	(0.43)%	(1.37)%	0.12%
Portfolio turnover rate	1%	6%	1%	4%	1%	0%

(1)	Information presented relates to a share of capital stock outstanding for each Year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Not annualized.
(4)	Annualized.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Amount calculated is less than $0.005.
The accompanying notes are an integral part of these financial statements.

40

The Spin-off Fund
Financial Highlights
Institutional Class

	For the Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:(1)
Net asset value, beginning of period	$32.34	$18.56	$25.25	$18.40	$12.87	$12.32
Income from Investment Operations:
Net investment income (loss)(2)	(0.10)	0.32	0.07	0.12	(0.07)	0.12
Net realized and unrealized gain (loss) on investments	(1.27)	15.06	(4.95)	7.21	5.62	0.55
Total from investment operations	(1.37)	15.38	(4.88)	7.33	5.55	0.67
Redemption fees	0.06	0.01	0.00(3)	0.00(3)	0.00(3)	0.00(3)
Less distributions:
From net investment income	—	(0.41)	(0.10)	(0.04)	(0.02)	(0.12)
From net realized gains	—	(1.20)	(1.71)	(0.44)	—	—
Total distributions	—	(1.61)	(1.81)	(0.48)	(0.02)	(0.12)
Net asset value, end of period	$31.03	$32.34	$18.56	$25.25	$18.40	$12.87
Total return	(4.05)%(4)	82.86%	(19.43)%	39.82%	43.12%	5.46%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$23,597	$25,461	$16,389	$23,458	$17,377	$12,387
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.56%(5)	1.72%	1.78%	1.74%	1.79%	2.11%
After expense reimbursement(6)	1.25%(5)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets:	0.15%(5)	1.25%	0.35%	0.56%	(0.37)%	1.12%
Portfolio turnover rate	1%	6%	1%	4%	1%	0%

(1)	Information presented relates to a share of capital stock outstanding for each Year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Amount calculated is less than $0.005.
The accompanying notes are an integral part of these financial statements.

41

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Notes to Financial Statements
June 30, 2025 (Unaudited)
1. Organization
Kinetics Mutual Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is incorporated in the State of Maryland. The Company is an open-end management investment company issuing its shares in series. One billion shares are authorized for the Company with a par value of $0.001 per share. The series of the Company presently authorized are The Internet Fund (“Internet”), The Global Fund (“Global”), The Paradigm Fund (“Paradigm”), The Small Cap Opportunities Fund (“Small Cap”), The Market Opportunities Fund (“Market Opportunities”), The Multi-Disciplinary Income Fund (“Multi-Disciplinary Income”) and The Kinetics Spin-Off and Corporate Restructuring Fund (“Spin-Off Fund”) (each, a “Fund” and collectively, the “Funds”). Investment operations of the Company began on October 21, 1996 (Internet), December 31, 1999 (Global and Paradigm), March 20, 2000 (Small Cap), January 31, 2006 (Market Opportunities), February 11, 2008 (Multi-Disciplinary Income) and May 4, 2007 (Spin-Off Fund). The Spin-Off Fund completed a plan of reorganization at the close of business on December 8, 2017 to begin operations under the Company. Prior to December 8, 2017, the Spin-Off Fund was known as Horizon Spin-Off and Corporate Restructuring Fund, a series of Investment Managers Series Trust. Each series, except the Spin-Off Fund, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing all of its investable assets in a corresponding portfolio series, The Internet Portfolio (“Internet Portfolio”), The Global Portfolio (“Global Portfolio”), The Paradigm Portfolio (“Paradigm Portfolio”), The Small Cap Opportunities Portfolio (“Small Cap Opportunities Portfolio”), The Market Opportunities Portfolio (“Market Opportunities Portfolio”) and The Multi-Disciplinary Income Portfolio (“Multi-Disciplinary Income Portfolio”) (each a “Master Portfolio” and collectively the “Master Portfolios”) of Kinetics Portfolios Trust (the “Trust”). The Spin-Off Fund does not invest all of its investable assets in a Master Portfolio and will directly acquire and manage its own portfolio of securities.
On April 28, 2000 (January 31, 2006, with respect to Market Opportunities, and February 11, 2008, with respect to Multi-Disciplinary Income), each series in the Company, except for the Spin-Off Fund, entered into a master-feeder fund structure. By entering into this structure, each series, except for the Spin-Off Fund, (each a “Feeder Fund” and collectively, the “Feeder Funds”) invested all of its assets in a corresponding Master Portfolio which had the same investment objective as the Feeder Fund. Each Master Portfolio may have multiple feeder funds. Each Feeder Fund receives a proportionate amount of interest in the Master Portfolio equal to its relative contribution of capital. Thus, each Feeder Fund is allocated its portion of income, gains (losses) and expenses from the Master Portfolio.
Each Feeder Fund’s respective interest in the corresponding Master Portfolio as of June 30, 2025, is as follows:

Interest in Master Portfolio
The Internet Fund	99.943%
The Global Fund	99.989%
The Paradigm Fund	95.703%
The Small Cap Opportunities Fund	99.937%
The Market Opportunities Fund	99.975%
The Multi-Disciplinary Income Fund	98.544%

Prior to the conversion to a master-feeder fund structure on April 28, 2000, each then existing series conducted its own investment operations.
As of June 30, 2025, each of the Funds (other than the Multi-Disciplinary Income Fund) offers Advisor Class A shares. Advisor Class A shares are subject to an annual Rule 12b-1 fee of 0.25% of average daily net assets and a shareholder servicing fee of 0.25% of average daily net assets. The Advisor Class A shares are also subject to a front-end sales charge of 5.75%.
As of June 30, 2025, each of the Funds (other than the Multi-Disciplinary Income Fund) offers Advisor Class C shares. Advisor Class C shares are subject to an annual Rule 12b-1 fee of 0.75% of average daily net assets and a shareholder servicing fee of 0.25% of average daily net assets. If you sell your Advisor Class C shares within 12 months of purchase, you will have to pay a contingent deferred sales charge of 1.00%, which is applied to the NAV of the shares on the date of original purchase or on the date of redemption, whichever is less.

42

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
As of June 30, 2025, each of the Funds offers No Load Class shares. No Load Class shares are subject to a shareholder servicing fee of 0.25% of average daily net assets but do not have 12b-1 fees or a sales charge.
As of June 30, 2025, the Paradigm, Small Cap, Market Opportunities and Spin-Off Funds offer Institutional Class shares. Institutional Class shares are subject to a shareholder servicing fee of 0.20% of average daily net assets but do not have 12b-1 fees or a sales charge. The Adviser has contractually agreed to waive the portion of the Institutional Class shareholder servicing fee in excess of 0.05%.
Each class of shares for each Feeder Fund and the Spin-Off Fund has identical rights and privileges except with respect to the Rule 12b-1 fees paid by the Advisor Class A and Advisor Class C shares, the front-end sales charge on the Advisor Class A shares, the contingent deferred sales charge on Class C, the shareholder servicing fees paid by the Advisor Class A, Advisor Class C, No Load Class and Institutional Class shares, voting rights on matters pertaining to a single class of shares and the exchange privileges of each class of shares. Shares of each Feeder Fund and the Spin-Off Fund will assess a 2.00% redemption fee (with exceptions) on shares redeemed or exchanged within 30 days of purchase. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class based on its relative net assets.
Refer to the Master Portfolios’ financial statements to obtain information about the investment objective of the corresponding Feeder Fund. The financial statements of the Master Portfolios, including the portfolios of investments, are contained elsewhere in this report, and should be read in conjunction with the Feeder Funds’ financial statements.
2. Significant Accounting Policies
Security Valuation – Master Portfolios and Spin-Off Fund equity securities that are listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted equity securities and listed equity securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and are freely transferable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized pricing vendors will be used. If neither a composite price nor a quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset value (“NAV”).
Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value by the Adviser, as the Master Portfolios’ and Spin-Off Fund’s Valuation Designee. In determining the fair value of a security, the Adviser, as Valuation Designee, shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by

43

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At June 30, 2025, 1.73%, 0.86%, 0.20%, 0.69%, 0.82% and 0.30% of the net assets of The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio, The Market Opportunities Portfolio and The Spin-Off Fund, respectively, were fair valued securities. The Multi-Disciplinary Income Portfolio did not hold any fair valued securities at June 30, 2025.
Bitcoin – The Master Portfolios and Spin-Off Fund invests in Grayscale Bitcoin Trust, a Delaware statutory trust (“Bitcoin Trust”) that invests in bitcoins. From time to time, the Bitcoin Trust issues creation units in exchange for bitcoins and distributes bitcoins in exchange for redemption units. The performance of the Bitcoin Trust is intended to reflect changes in the value of the Bitcoin Trust’s bitcoin investments. At June 30, 2025, 58.10%, 20.74%, 13.60% 5.46%, 18.47% and 0.78% of the net assets of The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio, The Market Opportunities Portfolio and The Spin-Off Fund, respectively, were invested in the Bitcoin Trust. Investments in bitcoins produce non-qualifying income under Subchapter M of the Internal Revenue Code.
Bitcoin is a decentralized digital currency that enables instant transfers to anyone, anywhere in the world. Managing transactions in bitcoins occurs via an open source, cryptographic protocol central authority. The Bitcoin Network is an online, end-user-to-end-user network that hosts the public transaction ledger, known as the Blockchain, and the source code that comprises the basis for the cryptographic and algorithmic protocols governing the Bitcoin Network. No single entity owns or operates the Bitcoin Network, the infrastructure of which is collectively maintained by a decentralized user base. Since the Bitcoin Network is decentralized, it does not rely on either governmental authorities or financial institutions to create, transmit or determine the value of bitcoins. Rather, the value of bitcoins is determined by the supply of and demand for bitcoins in the global bitcoin exchange market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of the Bitcoin Trust. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect a Master Portfolio’s direct or indirect investment in the Bitcoin Trust. Bitcoin transactions are irrevocable and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of a Master Portfolio’s direct or indirect investment in the Bitcoin Trust. Shares of the Bitcoin Trust may trade at a premium or discount to the net asset value of the Bitcoin Trust. The price of bitcoins is set in transfers by mutual agreement or barter as well as the number of merchants that accept bitcoins. Because bitcoins are digital files that can be transferred without the involvement of intermediaries or third parties, there are little or no transaction costs in direct end-user-to-end-user transactions. Bitcoins can be used to pay for goods and services or can be converted to fiat currencies, such as the U.S. dollar, at rates determined by the Bitcoin Exchanges. Additionally, third party service providers such as Bitcoin Exchanges are also used for transfers, but they may charge significant fees for processing transactions.
As bitcoins have grown in popularity, the U.S. Congress and a number of federal and state agencies (including the Financial Crimes Enforcement Network (FinCEN), the U.S. Securities and Exchange Commission, the Commodity Futures Trading Commission, the Financial Industry Regulatory Authority, the Consumer Financial Protection Bureau, the Department of Justice, the Department of Homeland Security, the Federal Bureau of Investigation, the IRS, and state financial institution regulators) have begun to examine the operations of the network that facilitates bitcoins, bitcoin users and the Bitcoin Exchanges, with particular focus on (1) the extent to which bitcoins can be used to launder the proceeds of illegal activities or fund criminal or terrorist enterprises, (2) the safety and soundness of the Bitcoin Exchange or other service-providers that hold bitcoins for users and (3) other risks to investors and consumers who hold and use bitcoins. Ongoing and future regulatory actions may alter, perhaps to a materially adverse extent, the value of a Master Portfolio’s and it’s Subsidiary’s investment in the Bitcoin Trust or the ability of the Bitcoin Trust to continue to operate.
Repurchase Agreements – Each Master Portfolio and the Spin-Off Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Master Portfolios and Spin-Off Fund receive, as collateral, securities whose

44

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
market value, including accrued interest, at all times will be at least equal to 102% of the amount invested by the Master Portfolio and Spin-Off Fund in each repurchase agreement. If the seller defaults and the value of the collateral declines, realization of the collateral by the Master Portfolio and Spin-Off Fund may be delayed or limited.
Foreign Currency Translations – The books and records of the Master Portfolios and Spin-Off Fund are maintained in U.S. dollars. For the Master Portfolios and Spin-Off Fund, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market values of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios and Spin-Off Fund do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Master Portfolios and Spin-Off Fund do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.
Restricted and Illiquid Securities – The Master Portfolios and Spin-Off Fund may invest in restricted securities. These securities are valued by the Master Portfolios and Spin-Off Fund after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance. The Master Portfolios and Spin-Off Fund have no right to require registration of unregistered securities. The 144A securities have been deemed to be liquid by the Master Portfolio and Spin-Off Fund’s Adviser under the oversight of the Board of Trustees/Directors. At June 30, 2025, market value and percentage of 144A securities held by the Master Portfolios and Spin-Off Fund are disclosed under the respective schedule of investments.
An illiquid asset is any asset which may not be sold or disposed of in current market conditions within seven days without the sale or disposition significantly changing the market value of the investment. At June 30, 2025, market value and percentage of illiquid securities held by the Master Portfolios and Spin-Off Fund are disclosed under the respective schedule of investments.
When-Issued Securities – The Master Portfolios and Spin-Off Fund may purchase securities on a when- issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios and Spin-Off Fund record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities.
Securities Lending – Each Master Portfolio and Spin-Off Fund may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker- dealers or indirectly through repurchase agreements with respect to no more than 33 1∕3% of the total assets of each Master Portfolio and Spin-Off Fund (including any collateral posted) or 50% of the total assets of each Master Portfolio and Spin-Off Fund (excluding any collateral posted).Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios and Spin-Off Fund receive interest on the collateral received as well as a fee for the securities loaned.
Expense Allocation – Common expenses incurred by the Funds are allocated among the Funds (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Funds, depending on the nature of the expenditure.
Each Feeder Fund records its proportionate share of the corresponding Master Portfolio’s expenses on a daily basis. In addition, each Feeder Fund accrues its own separate expenses. Any cap on expenses includes Feeder Fund-specific expenses as well as the expenses allocated from the Master Portfolio.
Federal Income Taxes – Each Master Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in a Master Portfolio via its investment in a Feeder Fund will be subject to taxation on its share of the Master Portfolio’s ordinary income and capital gains. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio via its investment in a Feeder Fund can satisfy the requirements of

45

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
subchapter M of the Internal Revenue Code. It is intended that the Spin-Off Fund will be managed to satisfy the requirements of subchapter M of the Internal Revenue Code.
The consolidated financial statements include the accounts of Cayman wholly-owned Controlled Foreign Corporations (“CFCs”) and the accounts of Delaware Corporations (“Cayman” or “Delaware,” respectively, or “Subsidiaries” for both).The respective Master Portfolios hold a CFC: Internet Portfolio, Global Portfolio, Paradigm Portfolio, Small Cap Opportunities Portfolio and Market Opportunities Portfolio. The respective Master Portfolios hold a Delaware subsidiary: Internet Portfolio, Global Portfolio and Market Opportunities Portfolio. The investment of up to 25% of a Master Portfolio’s assets in the Subsidiaries is a structure that has been used by a number of Registered Investment Companies (“RICs”) to avoid earning non-qualified income by indirectly making commodities-related investments which would not generate qualifying income if they were made directly by the RIC. Under Treasury Regulations, income from a foreign subsidiary that is a CFC, such as the Subsidiaries, is qualifying income for a RIC for U.S. federal income tax purposes (1) to the extent the income is actually distributed by the CFC to the RIC each year and (2) even if not distributed currently, to the extent the income is derived with respect to the RIC’s business of investing in stock, securities or currencies. If the IRS were to determine that income derived from a Master Portfolio’s investment in its Subsidiaries do not constitute qualifying income and if such positions were upheld by a court, or if future legislation or Treasury regulations were to adversely affect the tax treatment of such investments, then the corresponding Feeder Fund might cease to qualify as a RIC and could be required to reduce its exposure to such investments. In that event, a Feeder Fund’s taxable income would be subject to tax at the Feeder Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. In such an event, in order to re-qualify for taxation as a regulated investment company, the Feeder Fund may be required to recognize unrealized gains, pay substantial taxes, and interest and make certain distributions.
It is the Funds’ policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Funds intend to distribute investment company net taxable income and net capital gains to shareholders.
Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expenses and realized gain items for financial statement and tax purposes. Additionally, the Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.
There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. As of December 31, 2024, open tax years include the tax years ended December 31, 2021 through December 31, 2024.The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles (”GAAP”) requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.
Other – Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method. Other noncash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been incorporated in accordance with the Company’s understanding of the applicable country’s tax rules and rates.
3. Investment Adviser
The Trust has entered into Investment Advisory Agreements (the “Agreements”) with Horizon Kinetics Asset Management LLC (the “Adviser”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios and Spin-Off Fund. The Adviser is a wholly-owned subsidiary of

46

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
Horizon Kinetics Holding Corporation (OTC: HKHC). Under the terms of the Agreements, the Master Portfolios, except the Multi-Disciplinary Income Portfolio, compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio’s average daily net assets. Effective as of April 30, 2023, the Adviser agreed to reduce the management fee for the Multi-Disciplinary Income Portfolio from 1.25% to 1.00%. Additionally, effective as of April 30, 2023, the Adviser agreed to waive 0.75% of the 1.00% management fee for the Multi-Disciplinary Income Portfolio through April 30, 2026. The Spin-Off Fund compensates the Adviser for its management services at the annual rate of 1.00% of the Fund’s average daily net assets.
The Adviser has agreed to waive a portion of its advisory fee and/or reimburse certain operating expenses through at least April 30, 2026. The Adviser may discontinue the waiver/reimbursement at any time after April 30, 2026; these waivers/reimbursements are not subject to recapture. Operating expenses exclude brokerage commissions, borrowing costs on securities sold short, short dividends, interest expense, taxes, acquired fund fees and expenses and extraordinary expenses. Below are operating expense limitations by each share class of each of the Fund (set forth below):

	The Internet Fund	The Global Fund
No Load Class	1.67%	1.39%
Class A	1.92%	1.64%
Class C	2.42%	2.14%

	The Paradigm Fund	The Small Cap Opportunities Fund
No Load Class	1.64%	1.64%
Class A	1.89%	1.89%
Class C	2.39%	2.39%
Institutional Class	1.44%	1.44%

	The Market Opportunities Fund	The Multi-Disciplinary Income Fund
No Load Class	1.40%	0.74%
Class A	1.65%	N/A
Class C	2.15%	N/A
Institutional Class	1.20%	N/A

The Spin-Off Fund
No Load Class	1.45%
Class A	1.50%
Class C	2.25%
Institutional Class	1.25%

For the period ended June 30, 2025, the rate earned by the Adviser from the Master Portfolios and Spin-Off Fund and the waived fees/reimbursed expenses for the Funds are as follows:

	The Internet Fund	The Global Fund
Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser through voluntary waiver	$—	$ 146,051

47

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)

	The Paradigm Fund	The Small Cap Opportunities Fund
Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser through voluntary waiver	$6,691	$ 55,501
Expenses Reimbursed by Adviser through institutional class shareholder servicing fee waiver	$ 269,182	$ 82,706

	The Market Opportunities Fund	The Multi-Disciplinary Income Fund
Annual Advisory Rate	1.25%	1.00%
Expenses Reimbursed by Adviser through voluntary waiver	$ 427,025	$ 17,938
Expenses Reimbursed by Adviser through institutional class shareholder servicing fee waiver	$37,045	N/A

The Spin-Off Fund
Annual Advisory Rate	1.00%
Expenses Reimbursed by Adviser through voluntary waiver	$ 44,736
Expenses Reimbursed by Adviser through institutional class shareholder servicing fee waiver	$ 20,855

The Adviser receives the shareholder servicing fees from the No Load Class, Advisor Class A and Advisor Class C shares of a Fund pursuant to a Shareholder Servicing Agreement in the amount equal to 0.25% of the Funds’ average daily net assets attributable to No Load Class, Advisor Class A and Advisor Class C shares, respectively. For the Institutional Class, the Adviser receives a shareholder servicing fee pursuant to a shareholder servicing agreement in the amount equal to 0.20% of a Funds’ average daily net assets attributable to Institutional Class shares. At this time, the Adviser has contractually agreed to waive and/or reimburse the portion of the Institutional Class shareholder servicing fee in excess of 0.05% of a Fund’s average daily net assets attributable to Institutional Class shares until at least April 30, 2026. For the period ended June 30, 2025, the Adviser waived amounts depicted in the above table in shareholder servicing fees for the Institutional Class of the Paradigm, Small Cap, Market Opportunities and Spin-Off Funds.

Shareholder Servicing Expenses for the period ended June 30, 2025
The Internet Fund	$422,578
The Global Fund	78,236
The Paradigm Fund	1,729,442
The Small Cap Opportunities Fund	646,702
The Market Opportunities Fund	390,054
The Multi-Disciplinary Income Fund	18,144
The Spin-Off Fund	43,380

The Adviser is responsible for paying a portion of these shareholder servicing fees to various agents that have a written shareholder servicing agreement with the Adviser and that perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Funds.
For the period ended June 30, 2025, the Funds were allocated approximately $25,000 for the services of the Chief Compliance Officer employed by the Adviser.
The Company, on behalf of the Funds, has adopted two Retail Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (each a “12b-1 Plan”).One 12b-1 Plan is for Advisor Class A shares, while the other 12b-1 Plan is for Advisor Class C shares. Under the 12b-1 Plan for Advisor Class A shares, Advisor Class A shares may pay up to an annual rate of 0.50% of the average daily net asset value of Advisor Class A shares to the Distributor or other qualified recipients under the 12b-1 Plan. During the period ended June 30, 2025, payments under the 12b-1 Plan for the Advisor Class A shares of the Internet, Global, Paradigm, Small Cap, Market Opportunities, Multi-Disciplinary Income and Spin-Off

48

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
Funds were limited to 0.25% of the average daily net asset value of such shares of such Funds. Under the second 12b-1 Plan, Advisor Class C shares pay an annual rate of 0.75% of the average daily net asset value of such shares.

	12b-1 Expenses for the period ended June 30, 2025
	Advisor Class A	Advisor Class C
The Internet Fund	$5,052	$14,134
The Global Fund	3,973	24,246
The Paradigm Fund	350,080	353,904
The Small Cap Opportunities Fund	33,680	47,462
The Market Opportunities Fund	27,381	57,293
The Spin-Off Fund	14,877	1,094

Kinetics Funds Distributor, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser.

Distributor Sales Load Fees for the period ended June 30, 2025
The Internet Fund	$1,022
The Global Fund	407
The Paradigm Fund	31,517
The Small Cap Opportunities Fund	1,075
The Market Opportunities Fund	1,417
The Multi-Disciplinary Income Fund	—
The Spin-Off Fund	664

4. Reclassification of Capital Accounts
GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2024, each Fund recorded the following reclassifications to the accounts listed below:

	Increase/(Decrease)
	Accumulated Earnings (Deficit)	Paid In Capital
The Internet Fund	$(887,066)	$887,066
The Global Fund	$(12,179)	$12,179
The Paradigm Fund	$(7,339,539)	$7,339,539
The Small Cap Opportunities Fund	$(471,411)	$471,411
The Market Opportunities Fund	$(481,113)	$481,113
The Multi-Disciplinary Income Fund	$—	$—
The Spin-Off Fund	$(249,519)	$249,519

49

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
5. Income Taxes
At December 31, 2024, the components of accumulated earnings (losses) on a tax basis were as follows:

	Internet	Global	Paradigm	Small Cap Opportunities
Net Unrealized Appreciation	$ 232,573,044	$23,195,307	$1,112,925,602	$298,250,979
Undistributed Ordinary Income	93,433	171,360	—	—
Undistributed Long-Term Capital Gains	1,197,537	—	23,818,116	—
Total Distributable Earnings	$1,290,970	$171,360	$23,818,116	$—
Other Accumulated Loss	—	(61,733)	(1,542,497)	(1,605,542)
Total Accumulated Gain	$ 233,864,014	$23,304,934	$1,135,201,221	$296,645,437

	Market Opportunities	Multi- Disciplinary Income	Spin-Off Fund
Net Unrealized Appreciation	$ 170,705,757	$70,197	$30,375,317
Undistributed Ordinary Income	277,412	50,965	43,075
Undistributed Long-Term Capital Gains	37,923	—	170,922
Total Distributable Earnings	$315,335	$50,965	$213,997
Other Accumulated Loss	(67,482)	(5,464,093)	—
Total Accumulated Gain (Loss)	$ 170,953,610	$(5,342,931)	$30,589,314

At December 31, 2024, the Funds had no accumulated net realized capital loss carryforwards that will expire in 2024.
At December 31, 2024, the Funds had the following short-term and long-term capital loss carryforwards without expiration.

Capital Loss Carryforward
	Short-Term	Long-Term	Total
The Internet Fund	$—	$—	$—
The Global Fund	11,749	—	11,749
The Paradigm Fund	—	—	—
The Small Cap Opportunities Fund	—	—	—
The Market Opportunities Fund	—	—	—
The Multi-Disciplinary Income Fund	13,004	5,451,089	5,464,093
The Spin-Off Fund	—	—	—

For the year ended December 31, 2024, the following Funds utilized capital losses.

Capital Losses Utilized
The Internet Fund	$—
The Global Fund	215,150
The Paradigm Fund	—
The Small Cap Opportunities Fund	—
The Market Opportunities Fund	494,017
The Multi-Disciplinary Income Fund	—
The Spin-Off Fund	—

50

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
At December 31, 2024, the following Funds deferred, on a tax basis, post- October losses:

Post-October Capital Loss Deferral
The Internet Fund	$—
The Global Fund	—
The Paradigm Fund	1,542,497
The Small Cap Opportunities Fund	1,605,542
The Market Opportunities Fund	—
The Multi-Disciplinary Income Fund	—
The Spin-Off Fund	—

The tax components of dividends paid during the year ended December 31, 2024 and the period ended June 30, 2025, are:

	The Internet Fund		The Global Fund
	Ordinary Income Distribution	Long-Term Capital Gains Distribution	Ordinary Income Distribution	Long-Term Capital Gains Distribution
2025	$—	$—	$—	$—
2024	$672,765	$2,413,529	$435,355	$—

	The Paradigm Fund		The Small Cap Opportunities Fund
	Ordinary Income Distribution	Long-Term Capital Gains Distribution	Ordinary Income Distribution	Long-Term Capital Gains Distribution
2025	$—	$—	$—	$—
2024	$ 1,084,208	$ 36,608,342	$ 4,384,242	$11,803,574

	The Market Opportunities Fund		The Multi-Disciplinary Income Fund
	Ordinary Income Distribution	Long-Term Capital Gains Distribution	Ordinary Income Distribution	Long-Term Capital Gains Distribution
2025	$—	$—	$438,928	$—
2024	$ 1,449,269	$274,542	$831,330	$—

	The Spin-Off Fund
	Ordinary Income Distribution	Long-Term Capital Gains Distribution
2025	$—	$—
2024	$406,111	$ 1,303,757

Each Feeder Fund and the Spin-Off Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Feeder Funds and the Spin-Off Fund related to net capital gain to zero for the tax year ended December 31, 2024.

51

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
6. Securities Transactions, Tax Cost and Significant Investments – The Spin-Off Fund
Purchases and sales of investment securities, other than short-term investments and short-term options, for the period ended June 30, 2025, were as follows for the Spin-Off Fund:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
The Spin-Off Fund	$ —	$430,277	$ —	$1,389,697

As of December 31, 2024, the cost of investments and unrealized appreciation (depreciation) on investment securities for federal income tax purposes was as follows for the Spin-Off Fund:

The Spin-Off Fund
Tax Cost of Investments	$4,925,951
Unrealized Appreciation	30,780,701
Unrealized Depreciation	(405,380)
Net Unrealized Appreciation	$30,375,321

Signiﬁcant Investments – The Spin-Off Fund may invest a greater percentage of its assets in one or more individual securities at any time. The greater percentage of assets in individual securities (not including short-term investments or other funds) exposes the fund to the risk of unanticipated industry conditions, the risks particular to a single company or security, and the risk of potentially lower liquidity. At June 30, 2025, Spin-Off Fund invested approximately 82% of its net assets in individual securities greater than 5% of net assets. See the Schedule of Investments for further details.
Holding a large concentration in a single security or issuer may expose the fund to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the Fund’s performance. At June 30, 2025, the Spin-Off Fund held 76.1% of its net assets in Texas Pacific Land Corp. Because a large portion of its revenue is derived from oil and gas royalties, the performance of the Spin-Off Fund could be adversely affected if the underlying markets for oil or gas were to decline, thereby having a more significant impact on the Spin-Off Fund given the concentration in this holding.
7. Summary of Fair Value Exposure – Spin-Off Fund
Various inputs are used in determining the value of the Spin-Off Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Spin-Off Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Spin-Off Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

52

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The following is a summary of the inputs used to value The Spin-Off Fund’s net assets as of June 30, 2025:
The Kinetics Spin-Off and Corporate Restructuring Fund
The following is a summary of the inputs used to value The Kinetics Spin-Off and Corporate Restructuring Fund’s net assets as of June 30, 2025:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$32,643,072	$ —	$100,007	$32,743,079
Unit Investment Trust	259,610	—	—	259,610
Exchange Traded Funds	8,937	—	—	8,937
Total Investments in Securities	$32,911,619	$—	$100,007	$33,011,626

During the period ended June 30, 2025, there were no transfers into or out of Level 3.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2024	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—***
Net purchases and/or acquisitions	100,007
Net sales and/or write-offs	—
Transfer in and/or out of Level 3	—
Balance as of June 30, 2025	$ 100,007

Description	Fair Value at 6/30/2025	Valuation Techniques	Unobservable Input	Range**
Common Stocks	$ 100,007	Cost Approach	Precedent Transaction	$17.21 - $17.21

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.
**
Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

***	Total change in unrealized appreciation/(depreciation) relating to Level 3 investment assets and investment liabilities still held by the Fund at June 30, 2025 is $0.
8. Investment Adviser
The Spin-Off Fund entered into Investment Advisory Agreements (the “Agreement”) with the Adviser, with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Spin-Off Fund. The Adviser is a wholly-owned subsidiary of Horizon Kinetics Holding Corporation. Under the terms of the Agreement, the Spin-Off Fund compensates the Adviser for its management services at the annual rate of 1.00% of the Spin-Off Fund’s average daily net assets. For the period ended June 30, 2025, Spin-Off Fund incurred $201,325 in expenses pursuant to the Agreement.

53

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
9. Subsequent Events
In preparing these financial statements, management has evaluated Fund related events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no other events or translations that occurred during the year that materially impacted the amounts or disclosures in the Funds’ financial statements.
10. Tax Information (Unaudited)
For the fiscal year ended December 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

The Internet Fund	83.03%
The Global Fund	82.17%
The Paradigm Fund	100.00%
The Small Cap Opportunities Fund	100.00%
The Market Opportunities Fund	100.00%
The Multi-Disciplinary Income Fund	0.00%
The Spin-Off Fund	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2024 was as follows:

The Internet Fund	83.35%
The Global Fund	34.59%
The Paradigm Fund	100.00%
The Small Cap Opportunities Fund	96.09%
The Market Opportunities Fund	97.80%
The Multi-Disciplinary Income Fund	0.00%
The Spin-Off Fund	100.00%

The percentage of ordinary income distributions that are designated as interest-related dividends under Internal Revenue Code Section 871(k)(1)(C) for the year ended December 31, 2024 was as follows:

The Internet Fund	16.97%
The Global Fund	17.83%
The Paradigm Fund	0.00%
The Small Cap Opportunities Fund	0.00%
The Market Opportunities Fund	0.00%
The Multi-Disciplinary Income Fund	98.42%
The Spin-Off Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the year ended December 31, 2024 was as follows:

The Internet Fund	0.00%
The Global Fund	0.00%
The Paradigm Fund	0.00%
The Small Cap Opportunities Fund	0.00%
The Market Opportunities Fund	0.00%
The Multi-Disciplinary Income Fund	0.00%
The Spin-Off Fund	0.00%

54

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
The percentage of taxable income distributions that are designated as ordinary and long-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the year ended December 31, 2024 was as follows:

	Ordinary	Long- Term
The Internet Fund	21.80%	78.20%
The Global Fund	100.00%	0.00%
The Paradigm Fund	2.88%	97.12%
The Small Cap Opportunities Fund	27.08%	72.92%
The Market Opportunities Fund	84.07%	15.93%
The Multi-Disciplinary Income Fund	100.00%	0.00%
The Spin-Off Fund	23.75%	76.25%

11. Recent Accounting Pronouncements
Segment Reporting (Topic 280)
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). This change is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. The amendments are effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, and early adoption is permitted. Management has evaluated the impact of adopting this guidance with respect to the financial statements and disclosures and determined there is no impact for the Funds.
12. Information about Proxy Voting (Unaudited)
Information regarding how the Spin-Off Fund, the Feeder Funds and the Master Portfolios vote proxies relating to portfolio securities is available without charge, upon request by calling toll-free at 1-800-930-3828 or by accessing the Company’s website at www.kineticsfunds.com and by accessing the SEC’s website at www.sec.gov.Information regarding how the Spin-Off Fund, the Feeder Funds and the Master Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, is available without charge, upon request, by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.
13. Information about the Portfolio Holdings (Unaudited)
The Spin-Off Fund and Feeder Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Spin-Off Fund’s and Feeder Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-800-930-3828.Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.
14. APPROVAL OF INVESTMENT ADVISORY CONTRACT BY DIRECTORS OF KINETICS MUTUAL FUNDS, INC. (UNAUDITED)
At a meeting of the Board of Directors of the Company held on June 6, 2025, the Board, including all of the Directors who are not interested persons under the 1940 Act (the “Independent Directors”), approved the Advisory Agreement between Horizon Kinetics Asset Management LLC (the “Adviser”) and Kinetics Spin-Off and Corporate Restructuring Fund (“Spin-Off Fund”).The Board noted that the Adviser has served as the adviser to the Spin-Off Fund since its inception. In reaching a decision to approve the Advisory Agreement (the “Agreement”), the Board of Directors, including all of the Independent Directors, considered, among other things: (1) the nature, extent and quality of the services provided by the Adviser including, but not limited to, a review of the complexity of the services provided and

55

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
whether the services are provided in a satisfactory and efficient manner; (2) the experience and qualifications of the personnel providing such services; (3) the investment performance of the Spin-Off Fund and the Adviser as compared with industry competitors; (4) an evaluation of the fee structure, any fee waivers, and the Spin-Off Fund’s expense ratios, and a comparison of them in relation to those of other investment companies having comparable investment policies and limitations; (5) possible alternative fee structures or bases for determining fees; (6) the extent to which economies of scale would be realized as the Spin-Off Fund grows and whether fee levels reflect these economies of scale for the benefit of the Spin-Off Fund’s investors; (7) the direct and indirect costs of the services to be provided (and the basis of determining and allocating these costs) and profits to be realized by the Adviser and its affiliates from their relationship with the Spin-Off Fund; (8) other compensation or possible benefits to the Adviser and its affiliates arising from their advisory and other relationships with the Spin-Off Fund, including, if applicable, any benefits derived or to be derived by the Adviser from its relationship with the Spin-Off Fund such as soft dollar arrangements by which brokers provide research to the Spin-Off Fund or the Adviser in return for allocating the Spin-Off Fund’s brokerage; (9) the entrepreneurial risks borne by the Adviser, if any (e.g., because a fund is in a start-up mode or for other reasons, its revenues may be less or its expenses greater than anticipated); (10) a comparison of the fees charged by the Adviser with fees charged by the Adviser to similar clients; and (11) the policies and procedures that are in place to address, among other things, informational and cyber-related security.
The Board of Directors, including all of the Independent Directors, concluded that: they were satisfied with the quality of services provided by the Adviser in advising the Spin-Off Fund, the profits earned by the Adviser would be reasonable in light of the nature, extent and quality of the services provided to the Spin-Off Fund; and that the Spin-Off Fund was not large enough to attain significant economies of scale. Based on the factors considered, the Board of Directors, including all of the Independent Directors, concluded that it was appropriate to approve the Agreement.

56

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
THE INTERNET PORTFOLIO
Consolidated Portfolio of Investments - June 30, 2025 (Unaudited)

	Shares	Value
UNIT INVESTMENT TRUSTS - 58.1%
Grayscale Bitcoin Mini Trust ETF(a)	428,419	$20,457,007
Grayscale Bitcoin Trust ETF(a)(b)	2,142,099	181,714,258
Grayscale Litecoin Trust(a)	4	27
TOTAL UNIT INVESTMENT TRUSTS (Cost $6,734,234)		202,171,292
COMMON STOCKS - 30.9%
Administrative and Support Services - 0.0%(c)
CreditRiskMonitor.com, Inc.(a)	780	1,972
Aerospace and Defense - 2.7%
CACI International, Inc. - Class A(a)	20,000	9,534,000
Broadcasting (except Internet) - 0.2%
Atlanta Braves Holdings, Inc. - Class A(a)	8,000	393,680
Atlanta Braves Holdings, Inc. - Class C(a)	8,000	374,160
		767,840
Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.2%
Broadridge Financial Solutions, Inc.	2,100	510,363
Data Processing, Hosting, and Related Services - 1.4%
Mastercard, Inc. - Class A	5,000	2,809,700
Verisk Analytics, Inc.	7,000	2,180,500
		4,990,200
Entertainment - 0.1%
IG Port, Inc.	32,200	488,797
Financial Services - 0.1%
Hellenic Exchanges - Athens Stock Exchange SA	32,000	225,790
Funds, Trusts, and Other Financial Vehicles - 0.3%
Mesabi Trust	37,900	908,084
Global Exchanges - 0.0%(c)
Japan Exchange Group, Inc. - ADR	6,200	62,744
NZX Ltd.	1,200	1,090
		63,834
Management, Scientific, and Technical Consulting Services -0.0%(c)
Booz Allen Hamilton Holding Corp.	1,400	145,782
Media - 0.1%
Nippon Television Holdings, Inc.	200	4,647
Toei Animation Co. Ltd.	7,000	159,682
		164,329

	Shares	Value
Offices of Real Estate Agents and Brokers - 1.2%
Landbridge Co. LLC - Class A	61,200	$4,135,896
Oil and Gas Extraction - 19.2%
Permian Basin Royalty Trust	12,550	156,373
Texas Pacific Land Corp.	63,078	66,634,968
		66,791,341
Other Financial Investment Activities - 0.3%
Bakkt Holdings, Inc.(a)(d)	80,000	1,116,000
Other Motor Vehicle Dealers - 0.0%(c)
Copart, Inc.(a)	400	19,628
Performing Arts, Spectator Sports, and Related Industries - 0.1%
Madison Square Garden Entertainment Corp.(a)	4,000	159,880
Sphere Entertainment Co.(a)	4,000	167,200
		327,080
Pharmaceutical and Medicine Manufacturing - 0.9%
Galaxy Digital, Inc. - Class A(a)(d)	150,000	3,285,000
Securities and Commodities Exchanges - 1.3%
CME Group, Inc.	4,000	1,102,480
Miami International Holdings Inc.(a)(e)	268,000	3,159,720
Nasdaq, Inc.	2,100	187,782
		4,449,982
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.0%
OTC Markets Group, Inc. - Class A - Class A	121,000	6,897,000
S&P Global, Inc.	113	59,584
		6,956,584
Technology Services and Software - 0.8%
SB Technology, Inc.(a)(e)	156,886	2,700,008
Web Search Portals, Libraries, Archives, and Other Information Services - 0.0%(c)
CoStar Group, Inc.(a)	200	16,080
TOTAL COMMON STOCKS (Cost $54,551,842)		107,598,590
EXCHANGE TRADED FUNDS - 0.3%
ProShares UltraPro QQQ	6,124	508,292
ProShares UltraPro Short QQQ	25,126	491,716
TOTAL EXCHANGE TRADED FUNDS (Cost $1,000,531)		1,000,008

The accompanying notes are an integral part of these financial statements.

57

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
THE INTERNET PORTFOLIO
Consolidated Portfolio of Investments - June 30, 2025 (Unaudited)(Continued)

	Contracts	Value
WARRANTS - 0.0%(c)
Securities and Commodities Exchanges - 0.0%(c)
Miami International Holdings Warrant, Expires 04/01/2026, Exercise Price $7.50(a)(e)	40,819	$162,460
TOTAL WARRANTS (Cost $0)		162,460
TOTAL INVESTMENTS - 89.3% (Cost $62,286,607)		$310,932,350
Money Market Deposit Account - 11.9%(f)(g)		41,254,142
Liabilities in Excess of Other Assets - (1.2)%		(4,325,527)
TOTAL NET ASSETS - 100.0%		$347,860,965

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LLC - Limited Liability Company
(a)	Non-income producing security.
(b)
Investments in this security exceeds 25% of the Fund’s net assets. Additional information about the issuer of this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	Represents less than 0.05% of net assets.
(d)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $4,356,990.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $6,022,188 or 1.7% of net assets as of June 30, 2025.

(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA bears interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.24%.

(g)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of June 30, 2025 is $4,093,650 which represented 1.2% of net assets.

The accompanying notes are an integral part of these financial statements.

58

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
THE GLOBAL PORTFOLIO
Consolidated Portfolio of Investments - June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 53.7%
Accommodation - 0.2%
Civeo Corp.	5,400	$124,686
Administrative and Support Services - 0.0%(a)
RB Global, Inc.	200	21,238
Aerospace and Defense - 0.1%
CACI International, Inc. - Class A(b)	100	47,670
Elbit Systems Ltd.	10	4,495
		52,165
Agencies, Brokerages, and Other Insurance Related Activities - 0.0%(a)
Brookfield Wealth Solutions Ltd.	232	14,333
Asset Management - 2.9%
Investor AB	67,200	1,987,042
Chemical Manufacturing - 0.0%(a)
Resonac Holdings Corp.	600	13,954
Diversified Real Estate Activities - 0.7%
PrairieSky Royalty Ltd.	27,200	471,793
Entertainment - 1.8%
IG Port, Inc.	83,200	1,262,978
Financial Services - 3.1%
Hellenic Exchanges - Athens Stock Exchange SA	308,400	2,176,052
Kinnevik AB	200	1,769
Value Partners Group Ltd.	10,000	2,484
		2,180,305
Funds, Trusts, and Other Financial Vehicles - 0.7%
Mesabi Trust	20,918	501,195
Global Exchanges - 0.8%
ASX Ltd.	800	36,730
B3 SA - Brasil Bolsa Balcao	30,000	80,286
Deutsche Boerse AG	600	195,705
Euronext NV(c)	1,120	191,431
Japan Exchange Group, Inc. - ADR	3,900	39,468
NZX Ltd.	38,000	34,513
		578,133
Hospitality and Tourism - 0.3%
Carnival Corp.(b)	4,200	118,104
Norwegian Cruise Line Holdings Ltd.(b)	2,000	40,560
Royal Caribbean Cruises Ltd.	200	62,628
		221,292
Insurance Carriers - 0.0%(a)
Fairfax Financial Holdings Limited	4	7,226

	Shares	Value
Legal Services - 0.1%
CRA International, Inc.	220	$41,222
Live Sports (Spectator Sports) - 0.1%
BIGLEAGUE(b)(d)	1,818	99,990
Management of Companies and Enterprises - 12.4%
Associated Capital Group, Inc. - Class A	13,300	498,750
Fairfax India Holdings Corp.(b)(c)	154,600	2,874,014
Hawaiian Electric Industries, Inc.(b)	254,000	2,700,020
Valterra Platinum Ltd. - ADR(e)	736	5,468
White Mountains Insurance Group Ltd.	1,444	2,593,020
		8,671,272
Management, Scientific, and Technical Consulting Services - 0.2%
Booz Allen Hamilton Holding Corp.	1,600	166,608
Media - 1.9%
AlphaPolis Co. Ltd.	36,400	379,912
Nippon BS Broadcasting Corp.	2,000	12,833
Nippon Television Holdings, Inc.	25,000	580,882
Toei Animation Co. Ltd.	14,000	319,364
		1,292,991
Mining (except Oil and Gas) - 4.9%
Franco-Nevada Corp.	4,800	786,816
Sandstorm Gold Ltd.	90,000	846,000
Wheaton Precious Metals Corp.	20,000	1,796,000
		3,428,816
Motor Vehicle and Parts Dealers - 0.0%(a)
AutoNation, Inc.(b)	40	7,946
Penske Automotive Group, Inc.	30	5,154
		13,100
Nonmetallic Mineral Mining and Quarrying - 0.1%
Anglo American PLC - ADR	2,113	31,146
Nonmetallic Mineral Product Manufacturing - 0.1%
Eagle Materials, Inc.	418	84,482
Offices of Real Estate Agents and Brokers - 3.4%
Landbridge Co. LLC - Class A	34,600	2,338,268
Oil and Gas Extraction - 13.8%
EQT Corp.	12	700
Permian Basin Royalty Trust	40,000	498,400
Texas Pacific Land Corp.	8,634	9,120,871
		9,619,971

The accompanying notes are an integral part of these financial statements.

59

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
THE GLOBAL PORTFOLIO
Consolidated Portfolio of Investments - June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Other Crop Farming - 0.0%(a)
J G Boswell Co.	54	$29,430
Other Financial Investment Activities - 0.9%
GAMCO Investors, Inc. - Class A	26,010	628,142
Other Investment Pools and Funds - 1.1%
Partners Value Investments LP(b)	2,193	220,548
Urbana Corp.	66,800	308,062
Urbana Corp. - Class A	51,600	240,996
		769,606
Pharmaceutical and Medicine Manufacturing - 1.7%
Galaxy Digital, Inc. - Class A(b)(e)	54,000	1,182,600
Real Estate - 0.0%(a)
Tejon Ranch Co.(b)	800	13,568
Securities and Commodities Exchanges - 0.3%
Cboe Global Markets, Inc.	200	46,642
CME Group, Inc.	200	55,124
Intercontinental Exchange, Inc.	500	91,735
		193,501
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.4%
Brookfield Asset Management Ltd.	400	22,112
Brookfield Corp.	4,000	247,400
OTC Markets Group, Inc. - Class A	400	22,800
		292,312
Support Activities for Mining - 0.2%
Aris Water Solutions, Inc. - Class A	5,600	132,440
Core Laboratories, Inc.	200	2,304
Liberty Energy, Inc.	200	2,296
		137,040
Support Activities for Water Transportation - 0.8%
Clarkson PLC	9,000	403,352
Siem Industries, Inc.(b)	5,500	137,500
		540,852
Technology Services and Software - 0.7%
SB Technology, Inc.(b)(d)	29,053	500,002
Water, Sewage and Other Systems - 0.0%(a)
Pure Cycle Corp.(b)	800	8,576
TOTAL COMMON STOCKS (Cost $25,478,408)		37,519,835

	Shares	Value
UNIT INVESTMENT TRUSTS - 20.7%
Grayscale Bitcoin Mini Trust ETF(b)	30,704	$1,466,116
Grayscale Bitcoin Trust ETF(b)	153,520	13,023,102
Grayscale Ethereum Classic Trust(b)	24	198
TOTAL UNIT INVESTMENT TRUSTS (Cost $343,861)		14,489,416
	Contracts
WARRANTS - 0.1%
Other Investment Pools and Funds - 0.1%
Partners Value Investments LP, Expires 06/30/2026, Exercise Price $29.34(b)	3,493	52,584
TOTAL WARRANTS (Cost $19,638)		52,584
	Shares
PREFERRED STOCKS - 0.0%(a)
Financial Services - 0.0%(a)
Partners Value Investments LP, Series 1*, 4.50%, Perpetual	515	10,042
Other Investment Pools and Funds - 0.0%(a)
Partners Value Investments LP, Series 1*, 0.16%, 11/27/2030	2,193	1,579
TOTAL PREFERRED STOCKS (Cost $12,301)		11,621
	Par
CONVERTIBLE BONDS - 0.0%(a)
Department Stores - 0.0%(a)
Sears Holdings Corp., 8.00%, 12/15/2019(d)(f)	$41,080	0
TOTAL CONVERTIBLE BONDS (Cost $41,080)		0
TOTAL INVESTMENTS - 74.5% (Cost $25,895,288)		$52,073,456
Money Market Deposit Account - 27.0%(g)(h)		18,831,542
Liabilities in Excess of Other Assets - (1.5)%		(1,050,028)
TOTAL NET ASSETS - 100.0%		$69,854,970

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
The accompanying notes are an integral part of these financial statements.

60

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
THE GLOBAL PORTFOLIO
Consolidated Portfolio of Investments - June 30, 2025 (Unaudited)(Continued)
(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $3,065,445 or 4.4% of the Fund’s net assets.

(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $599,992 or 0.9% of net assets as of June 30, 2025.

(e)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $1,176,183.
(f)	Issuer is currently in default.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA bears interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.24%.

(h)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of June 30, 2025 is $1,101,390 which represented 1.6% of net assets.

The accompanying notes are an integral part of these financial statements.

61

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
THE PARADIGM PORTFOLIO
Consolidated Portfolio of Investments - June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 85.2%
Accommodation - 0.4%
Civeo Corp.(a)	216,400	$4,996,676
Aerospace and Defense - 1.0%
CACI International, Inc. - Class A(b)	27,000	12,870,900
Asset Management - 0.0%(c)
Investor AB	1,000	29,569
Beverage and Tobacco Product Manufacturing - 0.0%(c)
Crimson Wine Group Ltd.(b)	20,800	114,400
Broadcasting (except Internet) - 0.0%(c)
Atlanta Braves Holdings, Inc. - Class C(b)	4,842	226,460
Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.0%(c)
Broadridge Financial Solutions, Inc.	1,000	243,030
Diversified Real Estate Activities - 0.1%
PrairieSky Royalty Ltd.	60,000	1,040,720
Electric Power Generation, Transmission and Distribution - 0.0%(c)
NRG Energy, Inc.	148	23,766
Entertainment - 0.0%(c)
IG Port, Inc.	23,000	349,141
Financial Services - 0.0%(c)
Hellenic Exchanges - Athens Stock Exchange SA	8,000	56,447
Kinnevik AB	200	1,769
		58,216
Food Services and Drinking Places - 0.3%
Wendy's Co.	320,000	3,654,400
Funds, Trusts, and Other Financial Vehicles - 0.1%
Mesabi Trust(a)	41,800	1,001,528
Hospitality and Tourism - 0.7%
Carnival Corp.(b)	215,000	6,045,800
Royal Caribbean Cruises Ltd.	10,200	3,194,028
		9,239,828
Insurance Carriers - 0.0%(c)
Fairfax Financial Holdings Limited	2	3,613
Insurance Carriers and Related Activities - 0.0%(c)
Markel Group, Inc.(b)	100	199,736

	Shares	Value
Legal Services - 0.0%(c)
CRA International, Inc.	124	$23,234
Management of Companies and Enterprises - 2.3%
Associated Capital Group, Inc. - Class A(a)	260,290	9,760,875
Fairfax India Holdings Corp.(b)(d)	8,400	156,156
Hawaiian Electric Industries, Inc.(b)	1,792,400	19,053,212
White Mountains Insurance Group Ltd.	924	1,659,245
		30,629,488
Management, Scientific, and Technical Consulting Services - 0.0%(c)
Booz Allen Hamilton Holding Corp.	800	83,304
Media - 0.0%(c)
Nippon Television Holdings, Inc.	400	9,294
Toei Animation Co. Ltd.	15,400	351,300
		360,594
Mining (except Oil and Gas) - 2.1%
Franco-Nevada Corp.	147,800	24,227,376
Wheaton Precious Metals Corp.	48,200	4,328,360
		28,555,736
Motor Vehicle and Parts Dealers - 0.0%(c)
AutoNation, Inc.(b)	30	5,960
Nonmetallic Mineral Product Manufacturing - 0.0%(c)
Eagle Materials, Inc.	590	119,245
Offices of Real Estate Agents and Brokers - 4.6%
Landbridge Co. LLC - Class A(a)	916,400	61,930,312
Oil and Gas Extraction - 63.6%(e)
Texas Pacific Land Corp.(f)	813,440	859,309,882
Other Crop Farming - 0.0%(c)
J G Boswell Co.	30	16,350
Other Financial Investment Activities - 0.4%
GAMCO Investors, Inc. - Class A	7,400	178,710
Onex Corp.	60,300	4,919,274
Seaport Entertainment Group, Inc.(b)	30,000	559,500
		5,657,484
Other Investment Pools and Funds - 0.0%(c)
Partners Value Investments LP(b)	800	80,456
Urbana Corp.	6,902	31,830
Urbana Corp. - Class A	1,978	9,238
		121,524
Other Telecommunications - 0.5%
Liberty Broadband Corp. - Class C(b)	70,000	6,886,600

The accompanying notes are an integral part of these financial statements.

62

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
THE PARADIGM PORTFOLIO
Consolidated Portfolio of Investments - June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Performing Arts, Spectator Sports, and Related Industries - 2.4%
Live Nation Entertainment, Inc.(b)	217,800	$32,948,784
Real Estate - 1.2%
DREAM Unlimited Corp.	10,000	151,570
Howard Hughes Holdings, Inc.(b)	236,000	15,930,000
Tejon Ranch Co.(b)	2,600	44,096
		16,125,666
Securities and Commodities Exchanges - 1.0%
Cboe Global Markets, Inc.	60,000	13,992,600
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.8%
Brookfield Asset Management Ltd.(a)	176,887	9,778,313
Brookfield Corp.	658,000	40,697,300
S&P Global, Inc.	340	179,279
		50,654,892
Support Activities for Mining - 0.1%
Aris Water Solutions, Inc. - Class A	46,000	1,087,900
Support Activities for Water Transportation - 0.3%
Clarkson PLC	86,000	3,854,252
Siem Industries, Inc.(b)	13,000	325,000
		4,179,252
Technology Services and Software - 0.2%
SB Technology, Inc.(b)(g)	156,886	2,700,008
Telecommunications - 0.0%(c)
GCI LIBERTY INC SR ESCROW(b)(g)	72,000	0
Utilites - 0.1%
Brookfield Infrastructure Partners LP	27,000	904,500
TOTAL COMMON STOCKS (Cost $147,455,438)		1,150,345,298
UNIT INVESTMENT TRUSTS - 13.6%
Grayscale Bitcoin Mini Trust ETF(a)(b)	389,280	18,588,120
Grayscale Bitcoin Trust ETF(b)	1,946,400	165,113,112
Grayscale Ethereum Classic Trust(b)	12	99
Grayscale Litecoin Trust(b)	8	53
TOTAL UNIT INVESTMENT TRUSTS (Cost $25,987,832)		183,701,384

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.3%
Real Estate - 0.3%
Equity LifeStyle Properties, Inc.	68,000	$4,193,560
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $3,108,571)		4,193,560
	Contracts
WARRANTS - 0.0%(c)
Other Investment Pools and Funds - 0.0%(c)
Partners Value Investments LP, Expires 06/30/2026, Exercise Price $29.34(b)	800	12,043
TOTAL WARRANTS (Cost $2,368)		12,043
	Shares
PREFERRED STOCKS - 0.0%(c)
Other Investment Pools and Funds - 0.0%(c)
Partners Value Investments LP, Series 1*, 0.16%, 11/27/2030	800	576
TOTAL PREFERRED STOCKS (Cost $239)		576
TOTAL INVESTMENTS - 99.1% (Cost $176,554,448)		$1,338,252,861
Money Market Deposit Account - 2.3%(h)(i)		31,715,388
Liabilities in Excess of Other Assets - (1.4)%		(19,300,155)
TOTAL NET ASSETS - 100.0%		$1,350,668,094

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
(a)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $15,401,706.
(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $156,156 or 0.0% of the Fund’s net assets.

(e)
To the extent that the Fund maintains significant investments in issuers in a particular industry or sector of the economy, its performance and risks will be especially sensitive to developments affecting that industry or sector.

The accompanying notes are an integral part of these financial statements.

63

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
THE PARADIGM PORTFOLIO
Consolidated Portfolio of Investments - June 30, 2025 (Unaudited)(Continued)
(f)
Investments in this security exceeds 25% of the Fund’s net assets.  Additional information about the issuer of this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(g)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $2,700,008 or 0.2% of net assets as of June 30, 2025.

(h)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA bears interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.24%.

(i)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of June 30, 2025 is $15,738,275 which represented 1.2% of net assets.

The accompanying notes are an integral part of these financial statements.

64

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
THE SMALL CAP OPPORTUNITIES PORTFOLIO
Consolidated Portfolio of Investments - June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 76.0%
Accommodation - 2.5%
Civeo Corp.	558,032	$12,884,959
Administrative and Support Services - 0.0%(a)
RB Global, Inc.	400	42,476
Aerospace and Defense - 4.6%
CACI International, Inc. - Class A(b)	50,000	23,835,000
Beverage and Tobacco Product Manufacturing - 0.1%
Crimson Wine Group Ltd.(b)	49,300	271,150
Chemical Manufacturing - 1.4%
Interparfums, Inc.	53,200	6,985,692
Oil-Dri Corp. of America	400	23,596
		7,009,288
Diversified Real Estate Activities - 0.2%
PrairieSky Royalty Ltd.	72,000	1,248,864
Entertainment - 0.1%
IG Port, Inc.	34,200	519,157
Financial Services - 0.1%
Hellenic Exchanges - Athens Stock Exchange SA	40,000	282,238
Food Services and Drinking Places - 0.4%
Wendy's Co.	162,600	1,856,892
Funds, Trusts, and Other Financial Vehicles - 0.2%
Mesabi Trust(c)	49,800	1,193,208
Global Exchanges - 0.0%(a)
NZX Ltd.	1,000	908
Hospitality and Tourism - 1.6%
Carnival Corp.(b)	296,000	8,323,520
Royal Caribbean Cruises Ltd.	200	62,628
		8,386,148
Industrial Services - 0.1%
BRAEMAR PLC	189,800	547,109
Insurance Carriers - 0.0%(a)
Fairfax Financial Holdings Limited	4	7,226
Legal Services - 0.0%(a)
CRA International, Inc.	1,024	191,867
Machinery Manufacturing - 0.0%(a)
Oshkosh Corp.	400	45,416

	Shares	Value
Management of Companies and Enterprises - 6.7%
Associated Capital Group, Inc. - Class A	190,500	$7,143,750
Dundee Corp. - Class A(b)	99,000	191,070
Fairfax India Holdings Corp.(b)(d)	54,000	1,003,860
Hawaiian Electric Industries, Inc.(b)	1,980,000	21,047,400
White Mountains Insurance Group Ltd.	2,890	5,189,631
		34,575,711
Management, Scientific, and Technical Consulting Services - 0.1%
Booz Allen Hamilton Holding Corp.	3,400	354,042
Media - 0.1%
Nippon Television Holdings, Inc.	400	9,294
Toei Animation Co. Ltd.	14,200	323,926
		333,220
Mining (except Oil and Gas) - 0.1%
Triple Flag Precious Metals Corp.	720	17,057
Wheaton Precious Metals Corp.	5,000	449,000
		466,057
Motor Vehicle and Parts Dealers - 0.0%(a)
AutoNation, Inc.(b)	520	103,298
Penske Automotive Group, Inc.	500	85,905
		189,203
Nonmetallic Mineral Product Manufacturing - 0.0%(a)
Eagle Materials, Inc.	880	177,857
Offices of Real Estate Agents and Brokers - 5.1%
Landbridge Co. LLC - Class A(c)	395,008	26,694,641
Oil and Gas Extraction - 45.9%(e)
Permian Basin Royalty Trust	99,600	1,241,016
Texas Pacific Land Corp.(f)	224,232	236,876,442
		238,117,458
Other Crop Farming - 0.1%
J G Boswell Co.	740	403,300
Other Financial Investment Activities - 0.1%
GAMCO Investors, Inc. - Class A	13,800	333,270
Seaport Entertainment Group, Inc.(b)	2,166	40,396
		373,666
Other Investment Pools and Funds - 1.0%
Urbana Corp.	29,200	134,662
Urbana Corp. - Class A	1,105,000	5,160,859
		5,295,521
Other Pipeline Transportation - 0.1%
Rubis SCA	14,200	458,653

The accompanying notes are an integral part of these financial statements.

65

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
THE SMALL CAP OPPORTUNITIES PORTFOLIO
Consolidated Portfolio of Investments - June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Performing Arts, Spectator Sports, and Related Industries - 0.7%
Live Nation Entertainment, Inc.(b)	23,300	$3,524,824
Madison Square Garden Entertainment Corp.(b)	772	30,857
Sphere Entertainment Co.(b)	772	32,269
		3,587,950
Pharmaceutical and Medicine Manufacturing - 0.7%
Galaxy Digital, Inc. - Class A(b)(c)	160,000	3,504,000
Professional, Scientific, and Technical Services - 0.4%
Science Applications International Corp.	19,600	2,207,156
Promoters of Performing Arts, Sports, and Similar Events - 0.0%(a)
Madison Square Garden Sports Corp.(b)	240	50,148
Real Estate - 2.5%
DREAM Unlimited Corp.	681,200	10,324,926
Howard Hughes Holdings, Inc.(b)	19,000	1,282,500
Tejon Ranch Co.(b)	68,000	1,153,280
		12,760,706
Securities and Commodity Contracts Intermediation and Brokerage - 0.0%(a)
Affiliated Managers Group, Inc.	234	46,044
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.0%(a)
OTC Markets Group, Inc. - Class A	800	45,600
Support Activities for Mining - 0.4%
Aris Water Solutions, Inc. - Class A	87,000	2,057,550
Liberty Energy, Inc.	400	4,592
Pason Systems, Inc.	8,000	72,142
		2,134,284
Support Activities for Water Transportation - 0.0%(a)
Clarkson PLC	2,400	107,561
Technology Services and Software - 0.7%
SB Technology, Inc.(b)(g)	209,181	3,600,005
Telecommunications - 0.0%(a)
LICT Corp.(b)	16	192,000
Water, Sewage and Other Systems - 0.0%(a)
Pure Cycle Corp.(b)	7,600	81,472
TOTAL COMMON STOCKS (Cost $118,884,961)		394,078,161

	Shares	Value
UNIT INVESTMENT TRUSTS - 5.4%
Grayscale Bitcoin Mini Trust ETF(b)	60,000	$2,865,000
Grayscale Bitcoin Trust ETF(b)	300,000	25,449,000
Grayscale Ethereum Classic Trust(b)	60	495
Grayscale Litecoin Trust(b)	12	80
TOTAL UNIT INVESTMENT TRUSTS (Cost $3,169,082)		28,314,575
	Contracts
WARRANTS - 0.5%
Other Investment Pools and Funds - 0.5%
Partners Value Investments LP, Expires 06/30/2026, Exercise Price $29.34 (b)	160,000	2,408,665
TOTAL WARRANTS (Cost $433,365)		2,408,665
TOTAL INVESTMENTS - 81.9% (Cost $122,487,408)		$424,801,401
Money Market Deposit Account - 21.4%(h)(i)		111,076,349
Liabilities in Excess of Other Assets - (3.3)%		(17,124,045)
TOTAL NET ASSETS - 100.0%		$518,753,705

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $16,836,854.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $1,003,860 or 0.2% of the Fund’s net assets.

(e)
To the extent that the Fund maintains significant investments in issuers in a particular industry or sector of the economy, its performance and risks will be especially sensitive to developments affecting that industry or sector.

(f)
Investments in this security exceeds 25% of the Fund’s net assets. Additional information about the issuer of this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(g)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $3,600,005 or 0.7% of net assets as of June 30, 2025.

The accompanying notes are an integral part of these financial statements.

66

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
THE SMALL CAP OPPORTUNITIES PORTFOLIO
Consolidated Portfolio of Investments - June 30, 2025 (Unaudited)(Continued)
(h)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA bears interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.24%.

(i)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of June 30, 2025 is $16,906,657 which represented 3.3% of net assets.

The accompanying notes are an integral part of these financial statements.

67

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
THE MARKET OPPORTUNITIES PORTFOLIO
Consolidated Portfolio of Investments - June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 61.6%
Administrative and Support Services - 0.1%
RB Global, Inc.	1,400	$148,666
Aerospace and Defense - 0.1%
CACI International, Inc. - Class A(a)	300	143,010
Agencies, Brokerages, and Other Insurance Related Activities - 0.1%
Brookfield Wealth Solutions Ltd.(b)	4,617	285,238
Asset Management - 0.1%
Investor AB	5,000	147,845
Coal Mining - 0.0%(c)
Core Natural Resources, Inc.	2	139
Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.2%
Broadridge Financial Solutions, Inc.	2,000	486,060
Data Processing, Hosting, and Related Services - 0.7%
Mastercard, Inc. - Class A	1,000	561,940
Visa, Inc. - Class A	4,000	1,420,200
		1,982,140
Diversified Real Estate Activities - 0.0%(c)
PrairieSky Royalty Ltd.	200	3,469
Entertainment - 0.0%(c)
IG Port, Inc.	4,000	60,720
Financial Services - 0.2%
Hellenic Exchanges - Athens Stock Exchange SA	104,000	733,818
Hong Kong Exchanges & Clearing Ltd.	100	5,335
Value Partners Group Ltd.	2,000	497
		739,650
Funds, Trusts, and Other Financial Vehicles - 0.3%
Mesabi Trust	41,482	993,909
Global Exchanges - 0.6%
ASX Ltd.	4,400	202,015
Deutsche Boerse AG	1,800	587,116
Euronext NV(d)	2,520	430,721
Japan Exchange Group, Inc. - ADR	8,200	82,984
London Stock Exchange Group PLC	600	87,589
NZX Ltd.	400,202	363,476
		1,753,901
Insurance Carriers - 0.0%(c)
Fairfax Financial Holdings Limited	2	3,613

	Shares	Value
Insurance Carriers and Related Activities - 0.0%(c)
Arthur J. Gallagher & Co.	400	$128,048
Legal Services - 0.0%(c)
CRA International, Inc.	36	6,745
Live Sports (Spectator Sports) - 0.1%
BIGLEAGUE(a)(e)	2,455	135,025
Management of Companies and Enterprises - 8.1%
Associated Capital Group, Inc. - Class A	77,000	2,887,500
Fairfax India Holdings Corp.(a)(d)	84,000	1,561,560
Hawaiian Electric Industries, Inc.(a)	1,612,000	17,135,560
Valterra Platinum Ltd. - ADR(b)	2,455	18,241
White Mountains Insurance Group Ltd.	1,804	3,239,479
		24,842,340
Management, Scientific, and Technical Consulting Services - 0.0%(c)
Booz Allen Hamilton Holding Corp.	144	14,995
Media - 0.0%(c)
AlphaPolis Co. Ltd.	200	2,087
Nippon Television Holdings, Inc.	400	9,294
Toei Animation Co. Ltd.	400	9,125
		20,506
Mining (except Oil and Gas) - 1.7%
Franco-Nevada Corp.	14,600	2,393,232
Wheaton Precious Metals Corp.	32,000	2,873,600
		5,266,832
Miscellaneous Durable Goods Merchant Wholesalers - 0.0%(c)
A-Mark Precious Metals, Inc.	3,200	70,976
Motor Vehicle and Parts Dealers - 0.0%(c)
AutoNation, Inc.(a)	10	1,987
Nonmetallic Mineral Mining and Quarrying - 0.0%(c)
Anglo American PLC - ADR	7,045	103,843
Nonmetallic Mineral Product Manufacturing - 0.0%(c)
Eagle Materials, Inc.	4	808
Offices of Real Estate Agents and Brokers - 3.4%
Landbridge Co. LLC - Class A	154,600	10,447,868
Oil and Gas Extraction - 38.1%(f)
Permian Basin Royalty Trust	127,450	1,588,027
Texas Pacific Land Corp.(g)	108,984	115,129,608
		116,717,635

The accompanying notes are an integral part of these financial statements.

68

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
THE MARKET OPPORTUNITIES PORTFOLIO
Consolidated Portfolio of Investments - June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Other Crop Farming - 0.1%
J G Boswell Co.	656	$357,520
Other Financial Investment Activities - 0.6%
Bakkt Holdings, Inc.(a)(b)	32,000	446,400
GAMCO Investors, Inc. - Class A	58,600	1,415,190
		1,861,590
Other Investment Pools and Funds - 2.1%
Partners Value Investments LP (a)	43,516	4,376,366
Urbana Corp.	44,800	206,605
Urbana Corp. - Class A	421,000	1,966,264
		6,549,235
Pharmaceutical and Medicine Manufacturing - 0.8%
Galaxy Digital, Inc. - Class A(a)(b)	110,000	2,409,000
Professional, Scientific, and Technical Services - 0.0%(c)
Science Applications International Corp.	200	22,522
Real Estate - 0.1%
Tejon Ranch Co.(a)	11,000	186,560
Securities and Commodities Exchanges - 2.7%
Cboe Global Markets, Inc.	8,000	1,865,680
CME Group, Inc.	5,800	1,598,596
Intercontinental Exchange, Inc.	12,900	2,366,763
Miami International Holdings Inc.(a)(e)	95,000	1,120,050
Nasdaq, Inc.	7,200	643,824
TMX Group Ltd.	18,000	762,959
		8,357,872
Securities and Commodity Contracts Intermediation and Brokerage - 0.0%(c)
Affiliated Managers Group, Inc.	190	37,386
MarketAxess Holdings, Inc.	48	10,721
		48,107
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.1%
Brookfield Asset Management Ltd.	806	44,555
OTC Markets Group, Inc. - Class A	2,000	114,000
S&P Global, Inc.	113	59,584
		218,139
Support Activities for Mining - 0.5%
Aris Water Solutions, Inc. - Class A	64,900	1,534,885

	Shares	Value
Support Activities for Water Transportation - 0.4%
Clarkson PLC	29,000	$1,299,690
Technology Services and Software - 0.4%
SB Technology, Inc.(a)(e)	69,727	1,200,002
Water, Sewage and Other Systems - 0.0%(c)
Pure Cycle Corp.(a)	3,200	34,304
TOTAL COMMON STOCKS (Cost $68,615,315)		188,585,394
UNIT INVESTMENT TRUSTS - 18.5%
Grayscale Bitcoin Mini Trust ETF(a)	119,774	5,719,209
Grayscale Bitcoin Trust ETF(a)	598,874	50,802,481
Grayscale Ethereum Classic Trust(a)	12	99
Grayscale Litecoin Trust(a)	8	53
TOTAL UNIT INVESTMENT TRUSTS (Cost $2,029,275)		56,521,842
	Contracts
WARRANTS - 0.2%
Other Investment Pools and Funds - 0.2%
Partners Value Investments LP, Expires 06/30/2026, Exercise Price $29.34(a)	43,516	655,097
Securities and Commodities Exchanges - 0.0%(c)
Miami International Holdings Warrant, Expires 04/01/2026, Exercise Price $7.50(a)(e)	14,469	57,587
TOTAL WARRANTS (Cost $130,104)		712,684
	Shares
PREFERRED STOCKS - 0.1%
Financial Services - 0.1%
Partners Value Investments LP, Series 1*, 4.50%, Perpetual	11,832	230,724
Other Investment Pools and Funds - 0.0%(c)
Partners Value Investments LP, Series 1*, 0.16%, 11/27/2030	43,516	31,332
TOTAL PREFERRED STOCKS (Cost $259,342)		262,056

The accompanying notes are an integral part of these financial statements.

69

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
THE MARKET OPPORTUNITIES PORTFOLIO
Consolidated Portfolio of Investments - June 30, 2025 (Unaudited)(Continued)

	Par	Value
CONVERTIBLE BONDS - 0.0%(c)
Department Stores - 0.0%(c)
Sears Holdings Corp., 8.00%, 12/15/2019(e)(h)	$5,720	$0
TOTAL CONVERTIBLE BONDS (Cost $5,720)		0
TOTAL INVESTMENTS - 80.4% (Cost $71,039,756)		$246,081,976
Money Market Deposit Account - 22.1%(i)(j)		67,742,693
Liabilities in Excess of Other Assets - (2.5)%		(7,724,785)
TOTAL NET ASSETS - 100.0%		$306,099,884

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $3,116,733.
(c)	Represents less than 0.05% of net assets.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $1,992,281 or 0.7% of the Fund’s net assets.

(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $2,512,663 or 0.8% of net assets as of June 30, 2025.

(f)
To the extent that the Fund maintains significant investments in issuers in a particular industry or sector of the economy, its performance and risks will be especially sensitive to developments affecting that industry or sector.

(g)
Investments in this security exceeds 25% of the Fund’s net assets.  Additional information about the issuer of this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(h)	Issuer is currently in default.
(i)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA bears interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.24%.

(j)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of June 30, 2025 is $2,947,635 which represented 1.0% of net assets.

The accompanying notes are an integral part of these financial statements.

70

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
THE MULTI-DISCIPLINARY INCOME PORTFOLIO
Consolidated Portfolio of Investments - June 30, 2025 (Unaudited)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - 91.4%
Atlas Senior Loan Fund Ltd., Series 2019-14A, Class BR, 6.48% (3 mo. Term SOFR + 2.21%), 07/20/2032(a)	$500,000	$502,184
Battery Park CLO, Series 2022-1A, Class AR, 5.77% (3 mo. Term SOFR + 1.50%), 10/20/2037(a)	500,000	501,743
BlueMountain CLO Ltd., Series 2022-35A, Class BR, 6.12% (3 mo. Term SOFR + 1.85%), 10/22/2037(a)	500,000	501,893
Brant Point CLO Ltd.
Series 2024-4A, Class B, 6.22% (3 mo. Term SOFR + 1.95%), 07/20/2037(a)	1,000,000	1,006,030
Series 2024-6A, Class A2, 5.89% (3 mo. Term SOFR + 1.63%), 01/15/2038(a)	300,000	300,000
Bryant Park Funding Ltd., Series 2023-21A, Class B, 7.02% (3 mo. Term SOFR + 2.75%), 10/18/2036(a)	250,000	250,681
Carlyle Global Market Strategies, Series 2023-3A, Class B, 6.86% (3 mo. Term SOFR + 2.60%), 10/15/2036(a)	450,000	451,159
Cent CLO LP, Series 2020-29A, Class BR, 6.23% (3 mo. Term SOFR + 1.96%), 10/20/2034(a)	1,000,000	1,001,368
CIFC Funding Ltd., Series 2021-6A, Class B, 6.17% (3 mo. Term SOFR + 1.91%), 10/15/2034(a)	500,000	501,554
Dryden Senior Loan Fund, Series 2020-86A, Class BR, 6.24% (3 mo. Term SOFR + 1.96%), 07/17/2034(a)	500,000	500,455
Fort Washington CLO, Series 2019-1A, Class BR2, 6.17% (3 mo. Term SOFR + 1.90%), 10/20/2037(a)	500,000	502,170
Golub Capital Partners CLO Ltd., Series 2023-70A, Class B, 6.78% (3 mo. Term SOFR + 2.50%), 10/25/2036(a)	250,000	250,662
Halsey Point CLO Ltd., Series 2021-4A, Class B, 6.28% (3 mo. Term SOFR + 2.01%), 04/20/2034(a)	475,000	476,320
ICG US CLO Ltd., Series 2023-1A, Class B, 7.27% (3 mo. Term SOFR + 3.00%), 07/18/2036(a)	500,000	500,000
Katayma CLO Ltd., Series 2023-1A, Class B, 6.92% (3 mo. Term SOFR + 2.65%), 10/20/2036(a)	250,000	250,710
Magnetite CLO Ltd., Series 2023-37A, Class B, 6.57% (3 mo. Term SOFR + 2.30%), 10/20/2036(a)	500,000	501,033
Man GLG US CLO, Series 2023-1A, Class A, 6.57% (3 mo. Term SOFR + 2.30%), 07/20/2035(a)	500,000	500,711

	Par	Value
Mountain View CLO Ltd., Series 2019-2A, Class B1R, 6.41% (3 mo. Term SOFR + 2.15%), 07/15/2037(a)	$450,000	$451,592
Orion CLO Ltd., Series 2023-2A, Class B, 7.03% (3 mo. Term SOFR + 2.75%), 01/25/2037(a)	250,000	251,209
Post CLO
Series 2022-1A, Class B, 6.17% (3 mo. Term SOFR + 1.90%), 04/20/2035(a)	665,000	667,218
Series 2023-1A, Class A, 6.22% (3 mo. Term SOFR + 1.95%), 04/20/2036(a)	500,000	500,150
Rad CLO, Series 2023-20A, Class B, 6.92% (3 mo. Term SOFR + 2.65%), 07/20/2036(a)	500,000	500,000
Sound Point CLO Ltd.
Series 2022-1A, Class B, 6.18% (3 mo. Term SOFR + 1.90%), 04/25/2035(a)	750,000	751,049
Series 2025-1RA, Class A2, 5.97% (3 mo. Term SOFR + 1.65%), 02/20/2038(a)	550,000	550,658
Venture CDO Ltd.
Series 2013-15A, Class BR3, 6.39% (3 mo. Term SOFR + 2.13%), 07/15/2032(a)	250,000	251,158
Series 2023-48A, Class B1, 7.02% (3 mo. Term SOFR + 2.75%), 10/20/2036(a)	500,000	501,571
Voya CLO Ltd., Series 2019-4A, Class A2R, 5.87% (3 mo. Term SOFR + 1.61%), 01/15/2035(a)	430,000	432,705
Wind River CLO Ltd., Series 2021-2A, Class B, 6.18% (3 mo. Term SOFR + 1.91%), 07/20/2034(a)	375,000	375,176
Zais CLO Ltd., Series 2022-18A, Class AJ, 6.08% (3 mo. Term SOFR + 1.80%), 01/25/2035(a)	500,000	500,568
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $14,182,640)		14,231,727
TOTAL INVESTMENTS - 91.4% (Cost $14,182,640)		$14,231,727
Money Market Deposit Account - 7.5%(b)		1,167,196
Other Assets in Excess of Liabilities - 1.1%		174,559
TOTAL NET ASSETS - 100.0%		$15,573,482

The accompanying notes are an integral part of these financial statements.

71

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
THE MULTI-DISCIPLINARY INCOME PORTFOLIO
Consolidated Portfolio of Investments - June 30, 2025 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
LP - Limited Partnership
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $14,231,727 or 91.4% of the Fund’s net assets.

(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA bears interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.24%.

The accompanying notes are an integral part of these financial statements.

72

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
Statements of Assets & Liabilities
June 30, 2025 (Unaudited)

	The Internet Portfolio (Consolidated)	The Global Portfolio (Consolidated)
ASSETS:
Investments, at value(1)(2)	$310,932,350	$52,073,456
Foreign currencies, at value(3)	10,833	98,854
Cash	37,160,492	17,730,173
Cash proceeds from securities lending	4,093,650	1,101,390
Receivable for contributed capital	218,231	174,801
Dividends and interest receivable	146,572	74,765
Prepaid expenses and other assets	22,909	4,676
Total Assets	352,585,037	71,258,115
LIABILITIES:
Payable to Adviser	354,817	70,128
Payable to Trustees	4,882	926
Payable to Chief Compliance Officer	251	48
Payable for securities purchased	—	56,859
Payable for collateral received for securities loaned	4,093,650	1,101,390
Payable for withdrawn capital	78,355	149,114
Accrued expenses and other liabilities	52,241	23,814
Total Liabilities	4,584,196	1,402,279
Net Assets	$348,000,841	$69,854,970
(1) Cost of investments	$62,286,607	$25,895,288
(2) Includes loaned securities with a market value of	$4,356,990	$1,176,183
(3) Cost of foreign currencies	$10,768	$98,854

The accompanying notes are an integral part of these financial statements.

73

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
Statements of Assets & Liabilities
June 30, 2025 (Unaudited)(Continued)

	The Paradigm Portfolio (Consolidated)	The Small Cap Opportunities Portfolio (Consolidated)
ASSETS:
Investments, at value(1)(2)	$1,338,252,861	$424,801,401
Foreign currencies, at value(3)	2,708	82,637
Cash	15,989,067	94,100,767
Cash proceeds from securities lending	15,738,275	16,906,658
Receivable for contributed capital	503,162	1,317,902
Receivable for investments sold	320,139	—
Dividends and interest receivable	183,598	380,186
Prepaid expenses and other assets	26,685	18,347
Total Assets	1,371,016,495	537,607,898
LIABILITIES:
Payable to Adviser	1,436,800	540,319
Payable to Trustees	22,517	8,010
Payable to Chief Compliance Officer	1,183	405
Payable for securities purchased	—	9,900
Payable for collateral received for securities loaned	15,738,276	16,906,658
Payable for withdrawn capital	2,972,734	1,144,417
Accrued expenses and other liabilities	176,891	70,999
Total Liabilities	20,348,401	18,680,708
Net Assets	$1,350,668,094	$518,927,190
(1) Cost of investments	$176,554,448	$122,487,408
(2) Includes loaned securities with a market value of	$15,401,706	$16,836,854
(3) Cost of foreign currencies	$2,692	$82,193

The accompanying notes are an integral part of these financial statements.

74

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
Statements of Assets & Liabilities
June 30, 2025 (Unaudited)(Continued)

	The Market Opportunities Portfolio (Consolidated)	The Multi- Disciplinary Income Portfolio
ASSETS:
Investments, at value(1)(2)	$246,081,976	$14,231,727
Foreign currencies, at value(3)	35,208	—
Cash	64,795,473	1,167,196
Cash proceeds from securities lending	2,947,635	—
Receivable for contributed capital	1,207,438	—
Dividends and interest receivable	383,182	188,727
Prepaid expenses and other assets	17,387	368
Total Assets	315,468,299	15,588,018
LIABILITIES:
Payable to Adviser	365,361	3,181
Payable to Trustees	5,094	212
Payable to Chief Compliance Officer	185	7
Payable for collateral received for securities loaned	2,947,635	—
Payable for withdrawn capital	6,005,284	—
Accrued expenses and other liabilities	44,857	11,136
Total Liabilities	9,368,416	14,536
Net Assets	$306,099,883	$15,573,482
(1) Cost of investments	$71,039,756	$14,182,640
(2) Includes loaned securities with a market value of	$3,116,733	$—
(3) Cost of foreign currencies	$34,996	$—

The accompanying notes are an integral part of these financial statements.

75

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
Statements of Operations
For the Six Months Ended June 30, 2025 (Unaudited)

	The Internet Portfolio (Consolidated)	The Global Portfolio (Consolidated)
INVESTMENT INCOME:
Dividends†	$447,957	$310,296
Interest	855,718	376,869
Income from securities lending	87,293	9,128
Total investment income	1,390,968	696,293
EXPENSES:
Investment advisory fees	2,113,951	391,290
Administration fees	68,919	17,292
Professional fees	20,220	11,873
Fund accounting fees	18,898	4,474
Trustees’ fees	10,625	1,868
Chief Compliance Officer fees	1,408	282
Custodian fees and expenses	12,802	11,327
Registration fees	173	116
Other expenses	3,795	478
Total expenses	2,250,791	439,000
Net investment income (loss)	(859,823)	257,293
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	9,032,914	484,799
Net change in unrealized appreciation of:
Investments and foreign currency	15,532,351	2,799,008
Net realized and unrealized gain on investments	24,565,265	3,283,807
Net increase in net assets resulting from operations	$23,705,442	$3,541,100
† Net of foreign taxes withheld of:	$120,124	$83,133

The accompanying notes are an integral part of these financial statements.

76

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
Statements of Operations
For the Six Months Ended June 30, 2025 (Unaudited)(Continued)

	The Paradigm Portfolio (Consolidated)	The Small Cap Opportunities Portfolio (Consolidated)
INVESTMENT INCOME:
Dividends†	$3,775,919	$1,602,395
Interest	1,044,359	1,920,100
Income from securities lending	194,468	58,268
Total investment income	5,014,746	3,580,763
EXPENSES:
Investment advisory fees	9,493,867	3,373,043
Administration fees	283,666	102,476
Professional fees	57,708	26,434
Fund accounting fees	85,131	30,199
Trustees’ fees	46,184	16,362
Chief Compliance Officer fees	6,927	2,426
Custodian fees and expenses	48,639	20,199
Registration fees	275	145
Other expenses	15,180	5,256
Total expenses	10,037,577	3,576,540
Net investment income (loss)	(5,022,831)	4,223
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain (loss) on:
Investments and foreign currency	3,888,598	(593,236)
Net change in unrealized appreciation of:
Investments and foreign currency	2,199,312	583,863
Net realized and unrealized gain (loss) on investments	6,087,910	(9,373)
Net increase (decrease) in net assets resulting from operations	$1,065,079	$(5,150)
† Net of foreign taxes withheld of:	$202,960	$198,177

The accompanying notes are an integral part of these financial statements.

77

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
Statements of Operations
For the Six Months Ended June 30, 2025 (Unaudited)(Continued)

	The Market Opportunities Portfolio (Consolidated)	The Multi- Disciplinary Income Portfolio
INVESTMENT INCOME:
Dividends†	$774,740	$—
Interest	1,583,671	460,275
Income from securities lending	44,546	—
Total investment income	2,402,957	460,275
EXPENSES:
Investment advisory fees	2,012,495	18,433
Administration fees	57,407	9,012
Professional fees	19,674	4,401
Fund accounting fees	16,732	1,045
Trustees’ fees	9,590	454
Chief Compliance Officer fees	1,349	53
Custodian fees and expenses	16,788	1,008
Registration fees	144	350
Other expenses	2,531	191
Total expenses	2,136,710	34,947
Net investment income	266,247	425,328
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments and foreign currency	3,406,263	(97)
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	2,587,054	(22,270)
Net realized and unrealized gain (loss) on investments	5,993,317	(22,367)
Net increase in net assets resulting from operations	$6,259,564	$402,961
† Net of foreign taxes withheld of:	$133,726	$—

The accompanying notes are an integral part of these financial statements.

78

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
Statements of Changes in Net Assets

	The Internet Portfolio (Consolidated)		The Global Portfolio (Consolidated)
	For the Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$(859,823)	$646,357	$257,293	$215,525
Net realized gain on sale of investments and foreign currency	9,032,914	2,223,955	484,799	408,403
Net change in unrealized appreciation of investments and foreign currency	15,532,351	141,553,335	2,799,008	14,622,178
Net increase in net assets resulting from operations	23,705,442	144,423,647	3,541,100	15,246,106
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	13,613,028	24,430,090	23,730,485	21,279,236
Withdrawals	(20,874,763)	(27,437,765)	(7,057,570)	(4,821,431)
Net increase (decrease) in net assets resulting from capital share transactions	(7,261,735)	(3,007,675)	16,672,915	16,457,805
Total increase in net assets	16,443,707	141,415,972	20,214,015	31,703,911
NET ASSETS:
Beginning of period	331,557,134	190,141,162	49,640,955	17,937,044
End of period	$348,000,841	$331,557,134	$69,854,970	$49,640,955

The accompanying notes are an integral part of these financial statements.

79

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
Statements of Changes in Net Assets(Continued)

	The Paradigm Portfolio (Consolidated)		The Small Cap Opportunities Portfolio (Consolidated)
	For the Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$(5,022,831)	$3,364,603	$4,223	$3,324,711
Net realized gain (loss) on sale of investments and foreign currency	3,888,598	65,584,015	(593,236)	12,288,989
Net change in unrealized appreciation of investments and foreign currency	2,199,312	589,073,494	583,863	157,317,304
Net increase (decrease) in net assets resulting from operations	1,065,079	658,022,112	(5,150)	172,931,004
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	98,172,388	63,780,544	71,729,593	58,007,184
Withdrawals	(80,406,331)	(182,039,049)	(18,592,979)	(49,824,266)
Net increase (decrease) in net assets resulting from capital share transactions	17,766,057	(118,258,505)	53,136,614	8,182,918
Total increase in net assets	18,831,136	539,763,607	53,131,464	181,113,922
NET ASSETS:
Beginning of period	1,331,836,958	792,073,351	465,795,726	284,681,804
End of period	$1,350,668,094	$1,331,836,958	$518,927,190	$465,795,726

The accompanying notes are an integral part of these financial statements.

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Statements of Changes in Net Assets(Continued)

	The Market Opportunities Portfolio (Consolidated)		The Multi-Disciplinary Income Portfolio
	For the Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
OPERATIONS:
Net investment income	$266,247	$995,665	$425,328	$895,820
Net realized gain (loss) on sale of investments and foreign currency	3,406,263	1,152,608	(97)	212
Net change in unrealized appreciation (depreciation) of investments and foreign currency	2,587,054	99,593,891	(22,270)	33,694
Net increase in net assets resulting from operations	6,259,564	101,742,164	402,961	929,726
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	137,929,720	33,719,079	3,563,242	3,448,353
Withdrawals	(61,584,560)	(43,200,796)	(2,020,959)	(3,075,477)
Net increase (decrease) in net assets resulting from capital share transactions	76,345,160	(9,481,717)	1,542,283	372,876
Total increase in net assets	82,604,724	92,260,447	1,945,244	1,302,602
NET ASSETS:
Beginning of period	223,495,159	131,234,712	13,628,238	12,325,636
End of period	$306,099,883	$223,495,159	$15,573,482	$13,628,238

The accompanying notes are an integral part of these financial statements.

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Notes to Consolidated Financial Statements
June 30, 2025 (Unaudited)
1. Organization
The Kinetics Portfolios Trust (the “Trust”) was organized as a Delaware Statutory Trust on March 14, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its beneficial interests in series, each series representing a distinct portfolio with its own investment objective and policies. The series currently authorized are: The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio, The Market Opportunities Portfolio and The Multi-Disciplinary Income Portfolio (collectively, the “Master Portfolios”). Pursuant to the 1940 Act, the Master Portfolios, are “non- diversified” series of the Trust, except The Global Portfolio and The Multi-Disciplinary Income Portfolio. The Market Opportunities Portfolio commenced operations on January 31, 2006 and The Multi-Disciplinary Income Portfolio commenced operations on February 11, 2008. Each of the remaining Master Portfolios commenced operations on April 28, 2000.
Each Master Portfolio is a Master Investment Portfolio in a master-feeder fund structure. Each Master Portfolio may have multiple feeder funds invested in the Master Portfolio. By contributing assets to the Master Portfolio, the feeder funds receive a beneficial interest in the Master Portfolio. The Master Portfolio then invests the contributed assets in portfolio securities and allocates income, gains (losses) and expenses to the feeder funds based on the feeder funds’ proportionate interests in the Master Portfolio.
Each of the Master Portfolios, except for The Multi-Disciplinary Income Portfolio, seeks to provide investors with long- term capital growth. The Multi-Disciplinary Income Portfolio seeks to provide investors with total return. The Internet Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in the Internet and Internet- related activities. The Global Portfolio generally invests in the equity securities of foreign companies that have the ability to facilitate an increase in the growth of their traditional business lines and in U.S. companies benefiting from international economic growth. The Paradigm Portfolio invests primarily in the equity securities of U.S. and foreign companies that the investment adviser believes are undervalued and that have high returns on equity and are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues. The Small Cap Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign small capitalized companies that provide attractive valuation opportunities due to special situations such as lack of institutional ownership, lack of significant analyst coverage or companies with sound fundamentals that have experienced a short-term earnings shortfall. The Market Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in capital markets or related to capital markets, as well as companies involved in the gaming industry. The Multi-Disciplinary Income Portfolios utilize a two-part investment strategy, which includes fixed income and derivatives components. The Internet Portfolio, Global Portfolio, Paradigm Portfolio, Small Cap Opportunities Portfolio and Market Opportunities Portfolio utilize wholly-owned subsidiaries to achieve their investment objectives. Please see Note 2 for further details.
2. Significant Accounting Policies
Security Valuation – Master Portfolios equity securities that are listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted equity securities and listed equity securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and are freely transferable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.
Composite option pricing calculates the mean of the highest bid price and lowest asked price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized

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Notes to Consolidated Financial Statements
June 30, 2025 (Unaudited)(Continued)
pricing vendors will be used. If neither a composite price nor a quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset value (“NAV”).
Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value by the Adviser, as the Portfolios’ Valuation Designee. In determining the fair value of a security, the Adviser, as Valuation Designee, shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At June 30, 2025, 1.73%, 0.86%, 0.20%, 0.69%, 0.82% and 0.30% of the net assets of The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio and The Market Opportunities Portfolio, respectively, were fair valued securities. The Multi-Disciplinary Income Portfolio did not hold any fair valued securities at June 30, 2025.
Bitcoin – The Master Portfolios invest in Grayscale Bitcoin Trust, a Delaware statutory trust (“Bitcoin Trust”) that invests in bitcoins. From time to time, the Bitcoin Trust issues creation units in exchange for bitcoins and distributes bitcoins in exchange for redemption units. The performance of the Bitcoin Trust is intended to reflect changes in the value of the Bitcoin Trust’s bitcoin investments. At June 30, 2025, 58.10%, 20.74%, 13.60% 5.46%, 18.47% and 0.78% of the net assets of The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio and The Market Opportunities Portfolio, respectively, were invested in the Bitcoin Trust. Investments in bitcoins produce non-qualifying income under Subchapter M of the Internal Revenue Code.
Bitcoin is a decentralized digital currency that enables instant transfers to anyone, anywhere in the world. Managing transactions in bitcoins occurs via an open source, cryptographic protocol central authority. The Bitcoin Network is an online, end-user-to-end-user network that hosts the public transaction ledger, known as the Blockchain, and the source code that comprises the basis for the cryptographic and algorithmic protocols governing the Bitcoin Network. No single entity owns or operates the Bitcoin Network, the infrastructure of which is collectively maintained by a decentralized user base. Since the Bitcoin Network is decentralized, it does not rely on either governmental authorities or financial institutions to create, transmit or determine the value of bitcoins. Rather, the value of bitcoins is determined by the supply of and demand for bitcoins in the global bitcoin exchange market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of the Bitcoin Trust. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect a Master Portfolio’s direct or indirect investment in the Bitcoin Trust. Bitcoin transactions are irrevocable and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of a Master Portfolio’s direct or indirect investment in the Bitcoin Trust. Shares of the Bitcoin Trust may trade at a premium or discount to the net asset value of the Bitcoin Trust. The price of bitcoins is set in transfers by mutual agreement or barter as well as the number of merchants that accept bitcoins. Because bitcoins are digital files that can be transferred without the involvement of intermediaries or third parties, there are little or no transaction costs in direct end-user-to-end-user transactions. Bitcoins can be used to pay for goods and services or can be converted to fiat currencies, such as the U.S.

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Notes to Consolidated Financial Statements
June 30, 2025 (Unaudited)(Continued)
dollar, at rates determined by the Bitcoin Exchanges. Additionally, third party service providers such as Bitcoin Exchanges are also used for transfers, but they may charge significant fees for processing transactions.
As bitcoins have grown in popularity, the U.S. Congress and a number of federal and state agencies (including the Financial Crimes Enforcement Network (FinCEN), the U.S. Securities and Exchange Commission, the Commodity Futures Trading Commission, the Financial Industry Regulatory Authority, the Consumer Financial Protection Bureau, the Department of Justice, the Department of Homeland Security, the Federal Bureau of Investigation, the IRS, and state financial institution regulators) have begun to examine the operations of the network that facilitates bitcoins, bitcoin users and the Bitcoin Exchanges, with particular focus on (1) the extent to which bitcoins can be used to launder the proceeds of illegal activities or fund criminal or terrorist enterprises, (2) the safety and soundness of the Bitcoin Exchange or other service-providers that hold bitcoins for users and (3) other risks to investors and consumers who hold and use bitcoins. Ongoing and future regulatory actions may alter, perhaps to a materially adverse extent, the value of a Master Portfolio’s and its Subsidiary’s investment in the Bitcoin Trust or the ability of the Bitcoin Trust to continue to operate.
Consolidation of Subsidiaries – The consolidated financial statements include the accounts of Cayman wholly-owned Controlled Foreign Corporations (“CFCs”) and the accounts of Delaware Corporations (the “Cayman” or “Delaware,” respectively, or “Subsidiaries” for both). The respective Master Portfolios hold a CFC: Internet Portfolio, Global Portfolio, Paradigm Portfolio, Small Cap Opportunities Portfolio and Market Opportunities Portfolio. The respective Master Portfolios hold a Delaware subsidiary: Internet Portfolio, Global Portfolio and Market Opportunities Portfolio. Each Master Portfolio can invest up to 25% of its total assets in the Subsidiaries. The Subsidiaries act as an investment vehicle in order to invest in commodity-linked and bitcoin-linked instruments consistent with the Portfolio’s investment objectives and policies. By investing in its Subsidiaries, a Master Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The investments held by a Subsidiary are generally similar to those that are permitted to be held by the Master Portfolio and are subject to the same risks that apply to similar investments if held directly by the Master Portfolio. Each Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, each Master Portfolio wholly-owns and controls its Subsidiaries, making it unlikely that the Subsidiaries will take action contrary to the interests of the Master Portfolio. Each Subsidiary will be subject to the same investment restrictions and limitations and follow the same compliance policies and procedures as its Master Portfolio.
The Cayman Subsidiary is an exempted Cayman investment company and is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, each Cayman Subsidiary is a CFC not subject to U.S. income taxes. As a wholly-owned CFC, however, each Cayman Subsidiary’s net income and capital gain will be included each year in the respective Portfolio’s investment company taxable income.
As of June 30, 2025, the respective Cayman Subsidiary’s net assets and percent of the respective Portfolio’s net assets were:

Internet Portfolio	$50,784,552	14.59%
Global Portfolio	3,318,604	4.75%
Paradigm Portfolio	186,190,552	13.79%
Small Cap Opportunities Portfolio	32,052,798	6.18%
Market Opportunities Portfolio	19,077,047	6.23%
The Spin-off Fund	559,827	1.67%

The Delaware Subsidiary is organized under Delaware law. Any net gains that the Delaware Subsidiary recognizes on future sales of the contributed Bitcoin Trust shares will be subject to federal and state corporate income tax, but the dividends that the Delaware Subsidiary pays to its respective Master Portfolio (i.e., those gains, net of the tax paid and any other expenses of the Delaware Subsidiary) will be eligible to be treated as “qualified dividend income” under the Internal Revenue Code.

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Notes to Consolidated Financial Statements
June 30, 2025 (Unaudited)(Continued)
As of June 30, 2025, the respective Delaware Subsidiary’s net assets and percent of the respective Portfolio’s net assets were:

Internet Portfolio	$1,443	0.00%
Global Portfolio	1,430	0.00%
Market Opportunities Portfolio	1,487	0.00%

Repurchase Agreements – Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Master Portfolio receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 102% of the amount invested by the Master Portfolio in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.
Foreign Currency Translations – The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market values of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.
Restricted and Illiquid Securities – The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance. The Master Portfolios have no right to require registration of unregistered securities. The 144A securities have been deemed to be liquid by the Master Portfolios’ Adviser under the oversight of the Board of Trustees. At June 30, 2025, market value and percentage of 144A securities held by the Master Portfolios are disclosed under the respective schedule of investments.
An illiquid asset is any asset which may not be sold or disposed of in current market conditions within seven days without the sale or disposition significantly changing the market value of the investment. At June 30, 2025, market value and percentage of illiquid securities held by the Master Portfolios are disclosed under the respective schedule of investments.
When-Issued Securities – The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities.
Securities Lending – Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker dealers or indirectly through repurchase agreements with respect to no more than 331⁄3% of the total assets of each Master Portfolio (including any collateral posted) or 50% of the total assets of each Master Portfolio (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.
Significant Investments – The Portfolios may invest a greater percentage of their assets in one or more individual securities at any time. The greater percentage of assets in individual securities (not including short-term investments or other funds) expose the portfolios to the risk of unanticipated industry conditions, the risks particular to a single company or security, and the risk of potentially lower liquidity. At June 30, 2025, The Internet Portfolio, The Global

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Notes to Consolidated Financial Statements
June 30, 2025 (Unaudited)(Continued)
Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio, The Market Opportunities Portfolio and The Multi-Disciplinary Income Portfolio invested approximately 77%, 40%, 76%, 60%, 60% and 18% of their respective net assets in individual securities greater than 5% of net assets. See the respective Schedule of Investments for further details.
Holding a large concentration in a single security or issuer may expose the portfolios to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the portfolios’ performance. At June 30, 2025, The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio and The Market Opportunities Portfolio held 19.1%, 13.1% 63.6% 45.6% and 37.6% of their respective net assets in Texas Pacific Land Corp. Because a large portion of its revenue is derived from oil and gas royalties, the performance of the portfolios could be adversely affected if the underlying markets for oil and gas were to decline, thereby having a more significant impact on the portfolios given the concentration in this holding.
Short-Term Investments – The Portfolios may invest in money market funds and short-term high quality debt securities such as commercial paper, repurchase agreements and certificates of deposit. Money market funds typically invest in short-term instruments and attempt to maintain a stable net asset value. While the risk is low, these funds may lose value.
Expense Allocation – Common expenses incurred by the Master Portfolios are allocated among the Master Portfolios (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Master Portfolios, depending on the nature of the expenditure. All expenses incurred by the Master Portfolios are allocated to the Feeder Funds daily based on their proportionate interests in the respective Master Portfolios.
Federal Income Taxes – Each Master Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in a Master Portfolio will be subject to taxation on its share of the Master Portfolio’s ordinary income and capital gains. It is intended that each Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.
There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. As of December 31, 2024, open tax years include the tax years ended December 31, 2021 through December 31, 2024. The Master Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.
Other – Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method. Other noncash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been incorporated in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.
3. Investment Adviser
The Trust has entered into Investment Advisory Agreements (the “Agreements”) with Horizon Kinetics Asset Management LLC (the “Adviser”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. The Adviser is a wholly-owned subsidiary of Horizon Kinetics Holding Corporation. Under the terms of the Agreements, the Master Portfolios, Multi-Disciplinary Income Portfolio, compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio’s average daily net assets. Effective as of April 30, 2023, the Adviser agreed to reduce the management fee for the Multi-Disciplinary Income Portfolio from 1.25% to 1.00%. Additionally, effective as of April 30, 2023, the Adviser agreed to waive 0.75% of the 1.00% management fee for the Multi-Disciplinary Income Portfolio through April 30, 2026.

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Notes to Consolidated Financial Statements
June 30, 2025 (Unaudited)(Continued)
For the period ended June 30, 2025, Master Portfolios incurred the following expenses pursuant to the Agreements:

Investment Advisory Fees
The Internet Portfolio	$2,113,951
The Global Portfolio	391,290
The Paradigm Portfolio	9,493,867
The Small Cap Opportunities Portfolio	3,373,043
The Market Opportunities Portfolio	2,012,495
The Multi-Disciplinary Income Portfolio	18,433

For the period ended June 30, 2025, the Trust was allocated approximately $15,000 for the services of the Chief Compliance Officer employed by the Adviser.
4. Securities Transactions
Purchases and sales of investment securities, other than short-term investments and short-term options, for the period ended June 30, 2025, were as follows:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
The Internet Portfolio	$—	$105,106,769	$—	$107,754,108
The Global Portfolio	—	15,709,720	—	2,106,014
The Paradigm Portfolio	—	24,351,383	—	5,268,398
The Small Cap Opportunities Portfolio	—	30,013,839	—	1,309,558
The Market Opportunities Portfolio	—	43,839,165	—	10,889,560
The Multi-Disciplinary Income Portfolio	—	6,173,113	—	4,320,000

As of December 31, 2024, the cost of investments and unrealized appreciation (depreciation) on investment securities for federal income tax purposes was as follows:

	Internet	Global	Paradigm
Tax Cost of Investments	$56,351,961	$12,849,685	$158,247,197
Unrealized Appreciation	235,670,252	24,326,736	1,166,659,210
Unrealized Depreciation	(3,026,641)	(1,244,903)	(11,499,967)
Net Unrealized Appreciation	$232,643,611	$23,081,833	$1,155,159,243

	Small Cap Opportunities	Market Opportunities	Multi- Disciplinary Income
Tax Cost of Investments	$99,075,807	$40,396,374	$12,330,174
Unrealized Appreciation	313,207,605	174,143,475	71,809
Unrealized Depreciation	(14,978,837)	(3,405,988)	(452)
Net Unrealized Appreciation	$298,228,768	$170,737,487	$71,357

5. Portfolio Securities Loaned
As of June 30, 2025, the Master Portfolios had loaned securities that were collateralized by cash. The majority of the cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Although risk is mitigated by the collateral, a Master Portfolio could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The Master Portfolio receives interest on the collateral received as well as a fee for the securities loaned. The Master Portfolios will continue to receive dividends and interest on all securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan

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Notes to Consolidated Financial Statements
June 30, 2025 (Unaudited)(Continued)
will be accounted for by the Master Portfolios. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. As the securities loans are subject to termination by the Funds or the borrower at any time, the remaining maturities of the outstanding securities lending transactions are considered to be overnight and continuous. The value of the securities on loan and the value of the related collateral at June 30, 2025, were as follows:

	Securities	Collateral
The Internet Portfolio	$4,356,990	$4,093,650
The Global Portfolio	1,176,183	1,101,390
The Paradigm Portfolio	15,401,706	15,738,276
The Small Cap Opportunities Portfolio	16,836,854	16,906,658
The Market Opportunities Portfolio	3,116,733	2,947,635
The Multi-Disciplinary Income Portfolio	—	—

6. Selected Financial Highlights
Financial highlights for the Master Portfolios were as follows:

	The Internet Portfolio
	For the Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31,
		2024	2023	2022	2021	2020
Total Return	6.06%	76.81%	30.16%	(23.86)%	15.72%	56.87%
Ratio of expenses to average net assets:	1.33%	1.34%	1.35%	1.35%	1.34%	1.37%
Ratio of net investment income (loss) to average net assets:	(0.51)%	0.26%	1.23%	(0.18)%	(0.92)%	(0.36)%
Portfolio turnover rate	35%	43%	19%	19%	4%	1%

	The Global Portfolio
	For the Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31,
		2024	2023	2022	2021	2020
Total Return	6.37%	72.10%	11.79%	(6.53)%	16.23%	24.80%
Ratio of expenses to average net assets:	1.40%	1.45%	1.49%	1.46%	1.48%	1.59%
Ratio of net investment income (loss) to average net assets:	0.82%	0.73%	1.71%	0.18%	(1.00)%	(0.66)%
Portfolio turnover rate	5%	34%	16%	57%	7%	8%

	The Paradigm Portfolio
	For the Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31,
		2024	2023	2022	2021	2020
Total Return	3.58%	88.79%	(16.59)%	29.48%	38.46%	3.61%
Ratio of expenses to average net assets:	1.32%	1.32%	1.34%	1.33%	1.33%	1.35%
Ratio of net investment income (loss) to average net assets:	(0.66)%	0.32%	(0.20)%	0.15%	(0.58)%	0.70%
Portfolio turnover rate	0%	2%	0%	0%	1%	1%

	The Small Cap Opportunities Portfolio
	For the Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31,
		2024	2023	2022	2021	2020
Total Return	2.62%	68.83%	(14.40)%	32.26%	50.63%	2.57%
Ratio of expenses to average net assets:	1.33%	1.33%	1.35%	1.34%	1.34%	1.37%
Ratio of net investment income (loss) to average net assets:	0%	0.96%	0.52%	0.37%	(0.62)%	1.05%
Portfolio turnover rate	0%	6%	2%	6%	3%	0%

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Notes to Consolidated Financial Statements
June 30, 2025 (Unaudited)(Continued)

	The Market Opportunities Portfolio
	For the Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31,
		2024	2023	2022	2021	2020
Total Return	7.01%	84.14%	(7.29)%	15.02%	28.08%	19.57%
Ratio of expenses to average net assets:	1.33%	1.34%	1.36%	1.36%	1.36%	1.38%
Ratio of net investment income (loss) to average net assets:	0.17%	0.59%	0.94%	0.22%	(0.74)%	0.42%
Portfolio turnover rate	4%	7%	5%	13%	2%	2%

	The Multi-Disciplinary Income Portfolio
	For the Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31,
		2024	2023	2022	2021	2020
Total Return	2.37%	7.28%	5.24%	(2.29)%	1.23%	(1.35)%
Ratio of expenses to average net assets:	0.47%	0.51%	0.94%	1.48%	1.44%	1.46%
Ratio of net investment income to average net assets:	5.77%	6.77%	5.16%	2.14%	1.74%	3.17%
Portfolio turnover rate	32%	37%	37%	0%	0%	0%

7. Summary of Fair Value Exposure
Various inputs are used in determining the value of Master Portfolio’s and Spin-Off Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that Master Portfolio’s and Spin-Off Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Spin-Off Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

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Notes to Consolidated Financial Statements
June 30, 2025 (Unaudited)(Continued)
The Internet Portfolio
The following is a summary of the inputs used to value The Internet Portfolio's net assets as of June 30, 2025:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$101,738,862	$—	$5,859,728	$107,598,590
Unit Investment Trust	202,171,292	—	—	202,171,292
Exchange Traded Funds	1,000,008	—	—	1,000,008
Warrants	—	—	162,460	162,460
Total Investments in Securities	$304,910,162	$—	$6,022,188	$310,932,350

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2024	$3,051,945
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	270,235***
Net purchases and/or acquisitions	2,700,008
Net sales and/or write-offs	—
Transfer in and/or out of Level 3	—
Balance as of June 30, 2025	$6,022,188

Description	Fair Value at 6/30/2025	Valuation Techniques	Unobservable Input	Range**
Common Stocks	$3,159,720	Discounted Cash Flow	Volatility	16.8%
		Option Pricing Model	Discount for Lack of Marketability	5.0%
			Weighted Average Cost of Capital	13.5%
			Years to Maturity	9.5%
			Risk-Free Rate	4.9%
Common Stocks	$2,700,008	Cost Approach	Precedent Transaction	$17.21-$17.21
Warrants	$162,460	Discounted Cash Flow	Volatility	16.8%
		Option Pricing Model	Discount for Lack of Marketability	10.0%
			Weighted Average Cost of Capital	13.5%
			Years to Maturity	9.5%
			Risk-Free Rate	4.9%

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.
**
Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

***	Total change in unrealized appreciation/(depreciation) relating to Level 3 investment assets and investment liabilities still held by the Fund at June 30, 2025 is $270,235.

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Notes to Consolidated Financial Statements
June 30, 2025 (Unaudited)(Continued)
The Global Portfolio
The following is a summary of the inputs used to value the The Global Portfolio's net assets as of June 30, 2025:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$36,561,795	$358,048	$599,992	$37,519,835
Unit Investment Trust	14,489,416	—	—	14,489,416
Warrants	—	52,584	—	52,584
Preferred Stocks	10,042	1,579	—	11,621
Convertible Bonds	—	—	0.00*	—
Total Investments in Securities	$51,061,253	$412,211	$599,992	$52,073,456

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2024	$99,990
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—***
Net purchases and/or acquisitions	500,002
Net sales and/or write-offs	—
Transfer in and/or out of Level 3	—
Balance as of June 30, 2025	$599,992

Description	Fair Value at 6/30/2025	Valuation Techniques	Unobservable Input	Range**
Common Stocks	$99,990	Cost Approach	Precedent Transaction	$55.00-$55.00
Convertible Bonds	$0.00*	Asset Liquidation Analysis	Liquidation Proceeds	$0.00-$0.00
Common Stocks	$500,002	Cost Approach	Precedent Transaction	$17.21-$17.21

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.
**
Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

***	Total change in unrealized appreciation/(depreciation) relating to Level 3 investment assets and investment liabilities still held by the Fund at June 30, 2025 is $0.
The Paradigm Portfolio
The following is a summary of the inputs used to value The Paradigm Portfolio's net assets as of June 30, 2025:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,147,239,835	$405,455	$2,700,008	$1,150,345,298
Unit Investment Trust	183,701,384	—	—	183,701,384
Real Estate Investment Trusts	4,193,560	—	—	4,193,560
Warrants	—	12,043	—	12,043
Preferred Stocks	—	576	—	576
Total Investments in Securities	$1,335,134,779	$418,074	$2,700,008	$1,338,252,861

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Notes to Consolidated Financial Statements
June 30, 2025 (Unaudited)(Continued)
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2024	$0.00*
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—***
Net purchases and/or acquisitions	2,700,008
Net sales and/or write-offs	—
Transfer in and/or out of Level 3	—
Balance as of June 30, 2025	$2,700,008

Description	Fair Value at 6/30/2025	Valuation Techniques	Unobservable Input	Range**
Common Stocks	$0.00*	Asset Liquidation Analysis	Precedent Transaction	$0.00-$0.00
Common Stocks	$2,700,008	Cost Approach	Precedent Transaction	$17.21-$17.21

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.
**
Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

***	Total change in unrealized appreciation/(depreciation) relating to Level 3 investment assets and investment liabilities still held by the Fund at June 30, 2025 is $0.
The Small Cap Opportunities Portfolio
The following is a summary of the inputs used to value The Small Cap Opportunities Portfolio's net assets as of June 30, 2025:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$390,478,156	$—	$3,600,005	$394,078,161
Unit Investment Trust	28,314,575	—	—	28,314,575
Warrants	—	2,408,665	—	2,408,665
Total Investments in Securities	$418,792,731	$2,408,665	$3,600,005	$424,801,401

As of June 30, 2025, there were no investments in Level 3 securities.
During the period ended June 30, 2025, there were no transfers into or out of Level 3.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2024	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—***
Net purchases and/or acquisitions	3,600,005
Net sales and/or write-offs	—
Transfer in and/or out of Level 3	—
Balance as of June 30, 2025	$3,600,005

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Notes to Consolidated Financial Statements
June 30, 2025 (Unaudited)(Continued)

Description	Fair Value at 12/31/2023	Valuation Techniques	Unobservable Input	Range**
Common Stocks	$3,600,005	Cost Approach	Precedent Transaction	$17.21-$17.21

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.
**
Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

***	Total change in unrealized appreciation/(depreciation) relating to Level 3 investment assets and investment liabilities still held by the Fund at June 30, 2025 is $0.
The Market Opportunities Portfolio
The following is a summary of the inputs used to value The Market Opportunities Portfolio's net assets as of June 30, 2025:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$181,753,951	$4,376,366	$2,455,077	$188,585,394
Unit Investment Trust	56,521,842	—	—	56,521,842
Warrants	—	655,097	57,587	712,684
Preferred Stocks	230,724	31,332	—	262,056
Convertible Bonds	—	—	0.00*	—
Total Investments in Securities	$238,506,517	$5,062,795	$2,512,664	$246,081,976

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2024	$1,216,870
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	95,792***
Net purchases and/or acquisitions	1,200,002
Net sales and/or write-offs	—
Transfer in and/or out of Level 3	—
Balance as of June 30, 2025	$2,512,664

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Notes to Consolidated Financial Statements
June 30, 2025 (Unaudited)(Continued)

Description	Fair Value at 6/30/2025	Valuation Techniques	Unobservable Input	Range**
Common Stocks	$1,120,050	Discounted Cash Flow	Volatility	16.8%
		Option Pricing Model	Discount for Lack of Marketability	5.0%
			Weighted Average Cost of Capital	13.5%
			Years to Maturity	9.5%
			Risk-Free Rate	4.9%
Common Stocks	$135,025	Cost Approach	Precedent Transaction	$55.00-$55.00
Common Stocks	$1,200,002	Cost Approach	Precedent Transaction	$17.21-$17.21
Convertible Bonds	$0.00*	Asset Liquidation Analysis	Liquidation Proceeds	$0.00 - $0.00
Warrants	$57,587	Discounted Cash Flow	Volatility	16.8%
Option Pricing Model			Discount for Lack of Marketability	10.0%
			Weighted Average Cost of Capital	13.5%
			Years to Maturity	9.5%
			Risk-Free Rate	4.9%

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.
**
Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

***	Total change in unrealized appreciation/(depreciation) relating to Level 3 investment assets and investment liabilities still held by the Fund at June 30, 2025 is $95,792.
The Multi-Disciplinary Income Portfolio
The following is a summary of the inputs used to value The Multi-Disciplinary Income Portfolio's net assets as of June 30, 2025:

Assets^	Level 1	Level 2	Level 3	Total
Collateralized Loan Obligation	$—	$14,231,727	$—	$14,231,727
Total Investments in Securities	$—	$14,231,727	$—	$14,231,727

As of June 30, 2025, there were no investments in Level 3 securities.
During the period ended June 30, 2025, there were no transfers into or out of Level 3.
^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.
8. Disclosures about Derivative Instruments and Hedging Activities
The Master Portfolios have adopted authoritative standards regarding disclosure of derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why a Master Portfolio uses derivatives, how derivatives are accounted for by the Master Portfolios, and how derivative instruments affect a Master Portfolio’s results of operations and financial position. At June 30, 2025, none of the Portfolios held any derivative instruments and there were no transactions during the period ended June 30, 2025.
9. Offsetting Assets and Liabilities
The Master Portfolios are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow a Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre- arranged

94

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
Notes to Consolidated Financial Statements
June 30, 2025 (Unaudited)(Continued)
exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specific threshold depending on the counterparty and the type of Master Netting Arrangement.
The following is a summary of the Assets and Liabilities subject to offsetting in the Master Portfolios as of June 30, 2025:

		Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Gross Amounts not Offset in the Statement of Assets & Liabilities
					Financial Instruments	Collateral Pledged (Received)	Net Amount
The Internet Portfolio	Securities Lending	$4,093,650	$—	$4,093,650	$4,093,650	$—	$—
		$4,093,650	$—	$4,093,650	$4,093,650	$—	$—
The Global Portfolio	Securities Lending	$1,101,390	$—	$1,101,390	$1,101,390	$—	$—
		$1,101,390	$—	$1,101,390	$1,101,390	$—	$—
The Paradigm Portfolio	Securities Lending	$15,738,276	$—	$15,738,276	$15,738,276	$—	$—
		$15,738,276	$—	$15,738,276	$15,738,276	$—	$—
The Small Cap Opportunities Portfolio	Securities Lending	$16,906,658	$—	$16,906,658	$16,906,658	$—	$—
		$16,906,658	$—	$16,906,658	$16,906,658	$—	$—
The Market Opportunites Portfolio	Securities Lending	$2,947,635	$—	$2,947,635	$2,947,635	$—	$—
		$2,947,635	$—	$2,947,635	$2,947,635	$—	$—

10. Subsequent Events
In preparing these financial statements, management has evaluated Portfolio related events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no other events or translations that occurred during the year that materially impacted the amounts or disclosures in the Master Portfolios’ financial statements.
11. Recent Accounting Pronouncements
Segment Reporting (Topic 280) – In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). This change is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. The amendments are effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, and early adoption is permitted. Management has evaluated the impact of adopting this guidance with respect to the financial statements and disclosures and determined there is no impact for the Funds.

95

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
Notes to Consolidated Financial Statements
June 30, 2025 (Unaudited)(Continued)
12. Information about Proxy Voting (Unaudited)
Information regarding how the Feeder Funds and the Master Portfolios vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-930-3828 or by accessing the Funds’ website at www.kineticsfunds.com and by accessing the SEC’s website at www.sec.gov. Information regarding how the Feeder Funds and the Master Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, is available without charge, upon request, by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.
13. Information about the Portfolio Holdings (Unaudited)
The Master Portfolios file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Master Portfolios’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-800-930-3828. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.
14.
Approval of Investment Advisory Contract by Trustees of Kinetics Portfolios Trust (Unaudited)
At a meeting of the Board of Trustees of the Trust held on June 7, 2024, the Board, including a majority of the Trustees who are not interested persons under the 1940 Act (the “Independent Trustees”), approved the Advisory Agreements with respect to each Master Portfolio. In reaching a decision to approve the Advisory Agreements (the “Agreements”), the Board of Trustees, including a majority of the Independent Trustees, considered, among other things: (1) the nature, extent and quality of the services provided by the Adviser including, but not limited to, a review of the complexity of the services provided and whether the services are provided in a satisfactory and efficient manner; (2) the experience and qualifications of the personnel providing such services; (3) the investment performance of the Master Portfolios over time, along with that of the Adviser as compared with industry competitors; (4) an evaluation of the fee structure, any fee waivers, and the Master Portfolios’ expense ratios, and a comparison of them in relation to those of other investment companies having comparable investment policies and limitations; (5) possible alternative fee structures or bases for determining fees; (6) the extent to which economies of scale would be realized as the Master Portfolios grow and whether fee levels reflect these economies of scale for the benefit of the Trust’s investors; (7) the direct and indirect costs of the services to be provided (and the basis of determining and allocating these costs) and profits to be realized by the Adviser and its affiliates from their relationship with the Master Portfolios; (8) other compensation or possible benefits to the Adviser and its affiliates arising from their advisory and other relationships with the Master Portfolios, including, if applicable, any benefits derived or to be derived by the Adviser from its relationship with the Master Portfolios such as soft dollar arrangements by which brokers provide research to the Master Portfolios or the Adviser in return for allocating the Master Portfolios’ brokerage; (9) the entrepreneurial risks borne by the Adviser, if any (e.g., because a fund is in a start-up mode or for other reasons, its revenues may be less or its expenses greater than anticipated); (10) a comparison of the fees charged by the Adviser with fees charged by the Adviser to similar clients; and (11) the policies and procedures that are in place to address, among other things, informational and cyber-related security.
The Board of Trustees, including a majority of the Independent Trustees, concluded that: they were satisfied with the quality of services provided by the Adviser in advising the Master Portfolios, the profits earned by the Adviser would be reasonable in light of the nature, extent and quality of the services provided to each Master Portfolio; and that each Master Portfolio was not large enough to attain significant economies of scale. Based on the factors considered, the Board of Trustees, including a majority of the Independent Trustees, concluded that it was appropriate to approve the Agreements.

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KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
Additional Information
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to information provided within financial statements.

97

Kinetics Mutual Funds, Inc.
615 East Michigan Street
Milwaukee, WI 53202
INVESTMENT ADVISER AND SHAREHOLDER SERVICING AGENT
Horizon Kinetics Asset Management LLC
470 Park Avenue South
New York, NY 10016
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
50 South 16th Street, Suite 2900
Philadelphia, PA 19102
DISTRIBUTOR
Kinetics Funds Distributor LLC
470 Park Avenue South
New York, NY 10016
ADMINISTRATOR FUND ACCOUNTANT AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 River Center Drive, Suite 302
Milwaukee, WI 53212
THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS

(b)	See Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported, and made known to them by others within the Registrant and by the Registrant’s service provider.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual report.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4 or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

By:	/s/ Jay Kesslen
Jay Kesslen,
Vice President for the President and Treasurer

Date:	August 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jay Kesslen
Jay Kesslen,
Vice President for the President and Treasurer

Date:	August 26, 2025